As filed with the Securities and Exchange Commission on April 29, 2005




                               File No. 333-32553

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington. D.C. 20549

                                    FORM N-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                    [ ] Pre-Effective Amendment No.


                    [X] Post-Effective Amendment No. 10



                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                   [X] Amendment No. 7


                      (Check the appropriate box or boxes)


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                           (Exact Name of Registrant)

                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                               One American Square
                        Indianapolis, Indiana 46282
          (Address of Depositor's Principal Executive Office)(Zip Code)

                                 (317) 285-1869
              (Depositor's Telephone Number, including Area Code)


                              John C. Swhear, Esq.
                            Assistant General Counsel
                     American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (Check appropriate Space)


_____     immediately upon filing pursuant to paragraph (b) of Rule 485


  X       on   May 1, 2005     pursuant to paragraph (b) of Rule 485
_____        -----------------


_____     60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____     on (date) pursuant to paragraph (a)(1) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                   PROSPECTUS
                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
  AMERICAN UNITED LIFE INSURANCE COMPANY(R), ONE AMERICAN SQUARE, P.O. BOX 7127
                        INDIANAPOLIS, INDIANA 46206-7127
                          (800) 537-6442 - WWW.AUL.COM

This Prospectus describes a modified single premium variable life insurance policy (the "Policy") offered by American United Life Insurance Company(R) ("AUL," "we," "us" or "our") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured (or Insureds if you choose the Last Survivor Rider) named in the Policy.

The Policy gives you the opportunity to allocate premiums and Account Value to one or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account"). AUL invests the assets of each Investment Account in a corresponding mutual fund portfolio (each, a "Portfolio"). Each Investment Account invests exclusively in shares of one of the following Mutual Fund Portfolios:

   AIM Variable Insurance Funds
   Alger American Fund
   American Century(R) Variable Portfolios, Inc.
   Calvert Variable Series, Inc.
   Dreyfus Investment Portfolios
   Dreyfus Variable Investment Fund
   Fidelity(R) Variable Insurance Products Freedom Funds
   Fidelity(R) Variable Insurance Products Funds
   Janus Aspen Series
   Neuberger Berman Advisers Management Trust
   OneAmerica Funds, Inc.
   PBHG Insurance Series Fund
   Pioneer Variable Contracts Trust
   T. Rowe Price Equity Series, Inc.
   T. Rowe Price Fixed Income Series, Inc.
   Timothy Plan(R) Portfolio Variable Series
   Vanguard Variable Insurance Fund

The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the Funds. Not all funds are available with all contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2005.

                                TABLE OF CONTENTS

Description                                                                 Page
SUMMARY ..................................................................     3
FEE TABLE ................................................................     4
DEFINITIONS OF TERMS .....................................................     5
DIAGRAM OF CONTRACT ......................................................     6
GENERAL INFORMATION ABOUT AUL, THE SEPARATE
ACCOUNT AND THE FUNDS ....................................................     8
    American United Life Insurance Company(R).............................     8
    Separate Account .....................................................     8
    The Funds ............................................................     8
    OneAmerica Funds, Inc... .............................................     8
    AIM Variable Insurance Funds .........................................     9
    Alger American Fund ..................................................    10
    American Century(R) Variable Portfolios, Inc... ......................    10
    Calvert Variable Series, Inc... ......................................    10
    Dreyfus Investment Portfolios ........................................    10
    Dreyfus Variable Investment Fund .....................................    11
    Fidelity(R) Variable Insurance Products Freedom Funds ................    11
    Fidelity(R) Variable Insurance Products Fund .........................    12
    Janus Aspen Series....................................................    13
    Neuberger Berman Advisers Management Trust............................    13
    PBHG Insurance Series Fund ...........................................    14
    Pioneer Variable Contracts Trust .....................................    14
    T. Rowe Price Equity Series, Inc......................................    14
    T. Rowe Price Fixed Income Series, Inc... ............................    15
    Timothy Plan(R) Portfolio Variable Series ............................    15
    Vanguard Variable Insurance Fund .....................................    15
    Voting Rights.........................................................    16
PREMIUM PAYMENTS AND ALLOCATIONS .........................................    16
    Applying for a Policy ................................................    16
    Right to Examine Period ..............................................    17
    Premiums .............................................................    17
    Premium Payments to Prevent Lapse.....................................    17
    Premium Allocations and Crediting ....................................    17
    Transfer Privilege ...................................................    18
    Abusive Trading Practices ............................................    18
    Initial Dollar Cost Averaging Program ................................    19
    Ongoing Dollar Cost Averaging Program ................................    19
    Portfolio Rebalancing Program ........................................    19
    Portfolio Optimization Program .......................................    20
FIXED ACCOUNT ............................................................    22
    Summary of the Fixed Account .........................................    22
    Minimum Guaranteed and Current Interest Rates ........................    22
    Enhanced Averaging Fixed Account .....................................    22
    Calculation of the Fixed Account Value ...............................    22
    Payment Deferral......................................................    22
CHARGES AND DEDUCTIONS....................................................    22
    Monthly Deduction.....................................................    22
    Annual Contract Charge ...............................................    23
    Surrender Charge......................................................    23
    Taxes ................................................................    24
    Special Uses .........................................................    24
    Fund Expenses ........................................................    24
HOW YOUR ACCOUNT VALUES VARY  ............................................    24
    Determining the Account Value ........................................    24
    Cash Value and Net Cash Value ........................................    25
DEATH BENEFIT ............................................................    25
    Amount of Death Benefit Proceeds .....................................    25
    Death Benefit  .......................................................    25
    Selecting and Changing the Beneficiary   .............................    26
CASH BENEFITS ............................................................    26
    Policy Loans  ........................................................    26
    Surrendering the Policy for Net Cash Value ...........................    27
    Partial Surrenders ...................................................    27
    Settlement Options ...................................................    27
    Specialized Uses of the Policy .......................................    28
    Life Insurance Retirement Plans  .....................................    28
    Risks of Life Insurance Retirement Plans .............................    28
OTHER POLICY BENEFITS AND PROVISIONS .....................................    29
    Limits on Rights to Contest the Policy  ..............................    29
    Changes in the Policy or Benefits ....................................    29
    Exchange for Paid-Up Policy ..........................................    29
    When Proceeds Are Paid  ..............................................    29
    Dividends ............................................................    29
    Reports to Policy Owners .............................................    29
    Assignment ...........................................................    30
    Reinstatement ........................................................    30
    Rider Benefits .......................................................    30
TAX CONSIDERATIONS  ......................................................    31
    Tax Status of the Policy .............................................    31
    Tax Treatment of Policy Benefits .....................................    32
    Estate and Generation Skipping Taxes .................................    33
    Life Insurance Purchased for Use in Split
       Dollar Arrangements  ..............................................    33
    Taxation Under Section 403(b) Plans ..................................    34
    Non-Individual Ownership of Contracts ................................    34
    Possible Charge for AUL's Taxes ......................................    34
OTHER INFORMATION ABOUT
THE POLICIES AND AUL .....................................................    34
    Policy Termination  ..................................................    34
    Resolving Material Conflicts .........................................    34
    Addition, Deletion or Substitution of Investments ....................    34
    Sale of the Policies .................................................    35
    State Regulation .....................................................    35
    Additional Information  ..............................................    35
    Litigation ...........................................................    35
    Legal Matters ........................................................    35
    Financial Statements .................................................    35
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS  .......................................................    35
PROSPECTUS EXHIBIT 1 - FORM ADV PART II ..................................    35

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                                     SUMMARY

The investor should read the following summary of Prospectus information and diagram of the Policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force, that the Last Survivor Rider is not in force, and that there are no outstanding loans and loan interest.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of premiums and a Net Cash Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated. Also, there is no guaranteed minimum Net Cash Value. If the Net Cash Value is insufficient to pay the Monthly Deduction, the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."

CONTRACT BENEFITS. Cash benefits available under a Contract include loans for up to 90% of the Account Value; partial surrenders, provided there is sufficient Net Cash Value; the ability to surrender the contract in full at any time for its Net Cash Value less loan interest due on the next Policy Anniversary and any surrender charges.

Death benefits include benefit payable to the beneficiary income tax free, available as a lump sum or under a variety of settlement options, equal to the greater of the Face Amount or the applicable percentage of Account Value.

CONTRACT RISKS. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). It is expected that most Policies will be treated as modified endowment contracts ("Modified Endowments") under federal tax law. AUL will monitor the Policies and will attempt to notify you on a timely basis if your Policy ceases to satisfy the federal tax definition of life insurance. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."

Poor investment performance, withdrawals, and unpaid loans or loan interest may cause your policy to lapse, endangering insurance coverage. There is no guarantee that your policy will not lapse. You should review your coverage with your registered representative on a regular basis.

Withdrawal charges on partial and full surrenders may inhibit your ability to access your cash value. Furthermore, making a withdrawal or taking a loan may change your policy's tax status or generate taxable income. It may also reduce your policy's face amount and/or death benefit, reducing the death benefit proceeds payable to your beneficiary. Withdrawals and loans may make your policy more susceptible to lapse.

PORTFOLIO COMPANY RISKS. Each Investment Option invests in a corresponding mutual fund portfolio. The value of each portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. You bear the investment risk of any Investment Option that you choose. A comprehensive discussion of the risks of each mutual fund portfolio may be found in the mutual fund's prospectus.

PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and, it may also provide long-term accumulation of Cash Value. You should evaluate the Policy in conjunction with other insurance policies that you own, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy. In particular, you should carefully consider replacement if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

RIGHT TO EXAMINE POLICY AND POLICY EXCHANGE. For a limited time, you have the right to cancel your Policy and receive a refund. See "Right to Examine Policy." AUL generally allocates Premiums to the Investment Accounts on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. See "Premium Allocations and Crediting."

You may exchange the Policy for a paid-up whole life policy with a level face amount, not greater than the Policy's Face Amount, that can be purchased by the Policy's Net Cash Value. See "Exchange for Paid-Up Policy."

OWNER INQUIRIES. If you have any questions, you may write or call our Home
Office.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.

                                                     TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------
CHARGE                                  WHEN CHARGE IS DEDUCTED                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge               Upon full or partial surrender            10% of premium paid in the first policy year
Transfer Fees                          Upon transfer of accumulated              Maximum $25.00 per transfer in excess
                                       value between investment options          of 12 in a policy year(1)

(1) There is no charge currently imposed on transfers.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including mutual fund company fees and expenses.

                                 PERIODIC CHARGES OTHER THAN MUTUAL FUND COMPANY OPERATING EXPENSE
------------------------------------------------------------------------------------------------------------------------
CHARGE                                 WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------
Cost of Insurance ("COI") (1)(2)(7)    Monthly beginning on                      $0.01 - $83.33 per 1,000 of
                                       contract date                             net amount at risk
Representative COI (3)                 Monthly beginning on                      $0.15 per 1,000 of
                                       contract date                             net amount at risk
Premium Tax Charge (4)                 Monthly beginning on                      0.25% of Account Value in
                                       contract date                             years 1 - 10; 0% in year 11
                                                                                 and thereafter
Federal Tax Charge (4)                 Monthly beginning on                      0.15% of Account Value in
                                       contract date                             years 1 - 10; 0% in year 11
                                                                                 and thereafter
Monthly Administrative                 Monthly beginning                         0.40% of Account Value
 Charge (4)                            on contract date
Annual Contract Charge (4)             End of each policy year                   $30.00 if Account Value is
                                                                                 less than $50,000
Mortality and Expense                  Monthly beginning on                      0.90% years 1-10
 Risk Charge (4)                       contract date                             0.80% year 11 and thereafter
Loan Interest (4)                      Monthly beginning on                      6% annual percentage rate
                                       loan date
Optional Benefits (5)
Waiver of Monthly Deduction            Monthly beginning on                      19.48% of all contract charges
 Disability (WMDD) (7)                 contract date                             based on insured's attained age
Representative WMDD (3)                Monthly beginning on                      7.04%
                                       contract date
Last Survivor Rider (6)                No Charge
Accelerated Death                      No Charge
 Benefit Rider
Long Term Care Accelerated             Monthly beginning on                      2.00% of Account Value for
 Death Benefit Rider (4)               contract date                             single life contracts
                                                                                 2.50% of Account Value for
                                                                                 contracts with the Last Survivor Rider
Portfolio Optimization                 No Charge

(1) Cost of insurance varies based on a number variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

(2) When the younger person insured by the policy reaches age 100, this charge is reduced to zero.

(3) The representative charges are that of a male, age 35, preferred non-tobacco, policy year 1.

(4) The charge does not vary based on an individual's characteristics.

(5) Subject to state availability.

6) This rider has no specific charge, but it modified the cost of insurance charge to reflect the mortality of the two insureds under the contract.

(7) The charge varies based on an individual's characteristics. Consult your Policy for details regarding the actual charges you will pay.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the Contract. More detail concerning each mutual fund company's fees and expenses is contained in the prospectus for each mutual fund.

TOTAL ANNUAL MUTUAL FUND COMPANY OPERATING EXPENSES                MINIMUM                    MAXIMUM
-----------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Mutual Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                           0.22%                      1.40%
-----------------------------------------------------------------------------------------------------------------

                              DEFINITIONS OF TERMS

ACCOUNT VALUE - The Account Value is the sum of the balances in the Variable Account, the Fixed Accounts and the Loan Account.

AGE - Issue Age means the Insured's age as of the Contract Date. Attained Age means the Issue Age increased by one for each complete Policy Year.

BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.

CASH VALUE - The Cash Value is the Account Value less the Surrender Charge.

CONTRACT DATE - The date from which Monthiversaries, Policy Years, and Policy Anniversaries are measured. Suicide and incontestability periods are also measured from the Contract Date.

DEATH BENEFIT AND DEATH BENEFIT PROCEEDS - This Policy has a death benefit that is described herein. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

FACE AMOUNT - The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed under the Partial Surrender provision.

FIXED ACCOUNT - An account which is part of our General Account, and is not part of or dependent on the investment performance of the Variable Account.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

HOME OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,
(800) 537-6442. www.aul.com.

INITIAL MAXIMUM PREMIUM - An amount set to be less than or equal to the initial premium limit required to qualify the Policy as life insurance under the Internal Revenue Code.

INSURED - The insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two Insureds.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.

ISSUE DATE - The date the Policy is issued.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MINIMUM INSURANCE PERCENTAGE - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of your Policy.

MONTHIVERSARY - The same date of each month as the Contract Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

NET CASH VALUE - Cash Value less outstanding loans and loan interest.

OWNER - The owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER - A withdrawal of a portion of the Account Value.

POLICY ANNIVERSARY - The same date each year as the Contract Date.

POLICY DATA PAGE - The Policy Data Page in your Policy, or the supplemental Policy Data Page most recently sent to you by us.

POLICY YEAR - One year from the Contract Date and from each Policy Anniversary.

PORTFOLIO - A separate investment fund in which the Separate Account invests.

PROPER NOTICE - Notice that is received at our Home Office in a form acceptable to us.

RISK AMOUNT - The Death Benefit discounted at a guaranteed interest rate of 3% for one month, less the Account value; in other words, the Death Benefit divided by 1.00246627 less the Account Value.

SEPARATE ACCOUNT - AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts, each of which invests in a corresponding mutual fund portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract that is invested in one or more Investment Accounts.

We - "We", "us" or "our" means AUL.

You - "You" or "your" means the Owner of this Policy.

                               DIAGRAM OF CONTRACT

The diagram on the following pages summarizes the most important features of the Policy, such as charges, cash surrender benefits, Death Benefits, and calculation of Cash Values.

================================================================================
                                PREMIUM PAYMENTS
--------------------------------------------------------------------------------
  o You may elect to pay an initial premium payment that is equivalent to 80%, 90% or 100% of the Initial Maximum Premium.

  o The Policy's maximum initial premium payment depends on the Insured's age, sex and risk class, initial Face Amount selected, and any supplemental and/or rider benefits.

  o Extra premium payments may be necessary to prevent lapse.
================================================================================

================================================================================
                                PREMIUM PAYMENTS
--------------------------------------------------------------------------------

  o You direct the allocation of Net Premium payments among the Investment Accounts of the Separate Account and the Fixed Account (effective May 1, 1999, the American Century(R) VP Capital Appreciation Portfolio is not available for new money deposits or transfers). (See rules and limits on premium payment allocations.)

  o Each Investment Account invests in a corresponding portfolio of a mutual fund:

    MUTUAL FUND                                               INVESTMENT ACCOUNT AND CORRESPONDING MUTUAL FUND PORTFOLIO
    -----------                                               ----------------------------------------------------------
    OneAmerica Funds, Inc.                                    OneAmerica Asset Director Portfolio
                                                              OneAmerica Investment Grade Bond Portfolio
                                                              OneAmerica Money Market Portfolio
                                                              OneAmerica Value Portfolio

    AIM Variable Insurance Funds                              AIM V.I. Dynamics Fund
                                                              AIM V.I. Financial Services Fund
                                                              AIM V.I. Health Sciences Fund
                                                              AIM V.I. High Yield Fund
                                                              AIM V.I. Utilities Fund

    Alger American Fund                                       Alger American Growth Portfolio
                                                              Alger American Small Capitalization Portfolio
    American Century(R) Variable Portfolios, Inc.             American Century(R) VP Capital Appreciation Portfolio
                                                              American Century(R) VP Income & Growth Portfolio
                                                              American Century(R) VP International Portfolio
                                                              American Century(R) VP Ultra(R)
                                                              American Century(R) VP Vista(SM)

    Calvert Variable Series, Inc.                             Calvert Social Mid Cap Growth Portfolio
    Dreyfus Investment Portfolios                             Dreyfus DIP Technology Growth Portfolio

    Dreyfus Variable Investment Fund                          Dreyfus VIF Appreciation Portfolio

    Fidelity(R) Variable Insurance Products Freedom Funds     Fidelity(R) VIP Freedom 2005 Portfolio
                                                              Fidelity(R) VIP Freedom 2010 Portfolio
                                                              Fidelity(R) VIP Freedom 2015 Portfolio
                                                              Fidelity(R) VIP Freedom 2020 Portfolio
                                                              Fidelity(R) VIP Freedom 2025 Portfolio
                                                              Fidelity(R) VIP Freedom 2030 Portfolio
                                                              Fidelity(R) VIP Freedom Income Portfolio

    Fidelity(R) Variable Insurance Products Fund              Fidelity(R) VIP Asset Manager(SM) Portfolio
                                                              Fidelity(R) VIP Contrafund(R) Portfolio
                                                              Fidelity(R) VIP Equity-Income Portfolio
                                                              Fidelity(R) VIP Growth Portfolio
                                                              Fidelity(R) VIP High Income Portfolio
                                                              Fidelity(R) VIP Index 500 Portfolio
                                                              Fidelity(R) VIP Money Market Portfolio
                                                              Fidelity(R) VIP Overseas Portfolio

    Janus Aspen Series                                        Janus Aspen Series Flexible Bond Portfolio
                                                              Janus Aspen Series Worldwide Growth Portfolio

    Neuberger Berman Advisers Management Trust                NB AMT Fasciano Portfolio
                                                              NB AMT Limited Maturity Bond Portfolio
                                                              NB AMT Regency Portfolio


================================================================================

================================================================================
                          PREMIUM PAYMENTS (CONTINUED)
--------------------------------------------------------------------------------

  o Each Investment Account invests in a corresponding portfolio of a mutual fund:

    MUTUAL FUND                                               PORTFOLIO
    -----------                                               ---------

    PBHG Insurance Series Fund                                Liberty Ridge Growth II Portfolio
                                                              Liberty Ridge Mid-Cap Portfolio
                                                              Liberty Ridge Small Cap Portfolio
                                                              Liberty Ridge Technology & Communications Portfolio

    Pioneer Variable Contracts Trust                          Pioneer Fund VCT Portfolio
                                                              Pioneer Growth Opportunities VCT Portfolio

    T. Rowe Price Equity Series, Inc.                         T. Rowe Price Blue Chip Growth Portfolio
                                                              T. Rowe Price Equity Income Portfolio

    T. Rowe Price Fixed Income Series, Inc.                   T. Rowe Price Mid-Cap Growth Portfolio

    Timothy Plan(R) Portfolio Variable Series                 Timothy Plan(R) Conservative Growth Variable
                                                              Timothy Plan(R) Strategic Growth Variable

    Vanguard Variable Insurance Fund                          Vanguard VIF Mid-Cap Index Portfolio
                                                              Vanguard VIF Small Company Growth Portfolio
                                                              Vanguard VIF Total Bond Market Index Portfolio

    Not all funds are available with all contracts.

================================================================================

================================================================================
                                   DEDUCTIONS
--------------------------------------------------------------------------------

                           FROM MUTUAL FUND PORTFOLIOS

  o The Investment Advisors of the underlying mutual fund portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual mutual fund portfolios. These fees and expenses range from 0.22% to 1.40% of the portfolios' net assets. These fees are not deducted under the contract. They are reflected in the portfolios' net asset values.

                               FROM ACCOUNT VALUE

  o Monthly deduction for cost of insurance, administration fees, state and Federal taxes and charges for any supplemental and/or rider benefits. Administration fees are currently 1/12 of 0.40% of Account Value per month. An annual contract fee of $30 will be deducted on a monthly basis if Account Value is less than $50,000.

                            FROM INVESTMENT ACCOUNTS

  o Monthly charge at a guaranteed annual rate of 0.90% from the Variable Account Value during the first 10 Policy Years and 0.80% thereafter for mortality and expense risks.
================================================================================

================================================================================
                                  ACCOUNT VALUE
--------------------------------------------------------------------------------

  o Contract Value is equal to premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).

  o Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Net Cash Value is insufficient to cover a Monthly Deduction due.

  o Can be transferred among the Investment Accounts. A transfer fee of $25.00 may apply if more than 12 transfers are made in a Policy Year.

  o Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine Death Benefit Proceeds.
================================================================================

================================================================================
                                  CASH BENEFITS
--------------------------------------------------------------------------------

  o Loans may be taken for amounts up to 90% of the Account Value, less loan interest due on the next Policy Anniversary and any surrender charges.

  o Partial Surrenders generally can be made provided there is sufficient remaining Net Cash Value. Partial Surrenders reduce the Face Amount proportionately. A surrender charge may apply.

  o The Policy may be surrendered in full at any time for its Net Cash Value.
    A surrender charge will apply during the first ten Policy Years after issue.

  o Settlement options are available.

  o Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.
================================================================================

================================================================================
                                 DEATH BENEFITS
--------------------------------------------------------------------------------

  o May be Income tax free to beneficiary.

  o Available as lump sum or under a variety of settlement options.

  o For all policies, Face Amount generated by the selection of the initial premium amount.

  o Death Benefit equal to the specified amount.

  o Any outstanding loan and loan interest is deducted from the amount payable.

  o Supplemental and/or rider benefits may be available.

================================================================================

        GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

American United Life Insurance Company(R) ("AUL") has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2004, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $15,028.0 million and had equity of $1,182.3 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc., is registered as a broker-dealer with the SEC.

SEPARATE ACCOUNT

The Separate Account was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). AUL has established other segregated investment accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.

THE FUNDS

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios is described below.

ONEAMERICA FUNDS, INC.
  (INVESTMENT ADVISOR - AMERICAN UNITED LIFE INSURANCE COMPANY(R))

ONEAMERICA ASSET DIRECTOR PORTFOLIO. Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO. Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

ONEAMERICA MONEY MARKET PORTFOLIO. Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

ONEAMERICA VALUE PORTFOLIO. Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM VARIABLE INSURANCE FUNDS
  (INVESTMENT ADVISOR - A I M ADVISOR, INC.; SUB-ADVISOR FOR INVESCO PORTFOLIOS INVESCO INSTITUTIONAL (N.A.), INC.)

AIM V.I. DYNAMICS FUND (FORMERLY INVESCO VIF DYNAMICS FUND). Seeking long-term capital growth. TheFund invests at least 65% of its net assets in common stocks of mid-sized companies. The Managers define mid-sized companies that are included in the Russell Mid Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase.

AIM V.I. FINANCIAL SERVICES FUND (FORMERLY INVESCO VIF FINANCIAL SERVICES FUND). Seeking long-term capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money centers), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

AIM V.I. HEALTH SCIENCES FUND
(FORMERLY INVESCO VIF HEALTH SCIENCES FUND)
EFFECTIVE JULY 1,2005, THIS FUND WILL BECOME THE AIM - V.I.
GLOBAL HEALTH CARE FUND. Seeking long-termcapital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity instruments related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and heath care providers and service companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

Effective July 1, 2005, the fund's investment strategy will change to match that of AIM Global Health Care Fund.

AIM V.I. HIGH YIELD FUND (FORMERLY INVESCO VIF HIGH YIELD FUND). Seeks a high level of current income. Normally, the fund invests at least 80% of its net assets in non-investment grade debt securities, i.e., "junk" bonds. Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Ratings. The fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.

AIM V.I. UTILITIES FUND (FORMERLY INVESCO VIF UTILITIES FUND). Seeking capital growth and income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. Portfolio turnover is greater than most funds, which may affect performance.

FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND
  (INVESTMENT ADVISOR - FRED ALGER MANAGEMENT, INC.)

ALGER AMERICAN GROWTH PORTFOLIO. Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO. Seeking long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index.

FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
  (INVESTMENT ADVISOR - AMERICAN CENTURY(R) INVESTMENT MANAGEMENT, INC.)

AMERICAN CENTURY(R) VP CAPITAL APPRECIATION PORTFOLIO. Seeking long-term capital growth. The American Century(R) VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation. Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.

NOTE: The American Century(R) VP Capital Appreciation Portfolio is no longer available as an investment option for new contracts, or for deposits and transfers on existing contracts.

AMERICAN CENTURY(R) VP INCOME & GROWTH PORTFOLIO. Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500. The Fund invests mainly in large-company stocks, such as those in the S&P 500. The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500 over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.

AMERICAN CENTURY(R) VP INTERNATIONAL PORTFOLIO. Seeking long-term capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities.

AMERICAN CENTURY(R) VP ULTRA(R). Seeking long-term capital growth. This Fund is a growth fund that focuses primarily on larger companies with rapidly accelerating earnings that can maintain their growth. The Fund follows a fully invested strategy. Although the Fund invests primarily in U.S. stocks, it may invest in foreign securities.

AMERICAN CENTURY(R) VP VISTA(SM). The Fund invests mainly in U.S. mid-sized growth companies that exhibit sustainable, accelerating earnings and revenues. The Fund strives to remain fully-invested in order to maximize upside potential.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.
  (INVESTMENT ADVISOR - CALVERT ASSET MANAGEMENT CORPORATION)

CALVERT SOCIAL MID CAP GROWTH PORTFOLIO. Seeking long-term capital appreciation. The Calvert Social Mid Cap Growth Portfolio invests primarily in a non-diversified Portfolio of the stock securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible security bonds, notes and other debt securities. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS INVESTMENT PORTFOLIOS
  (INVESTMENT ADVISOR - DREYFUS INVESTMENTS, A DIVISION OF DREYFUS SERVICE CORPORATION DREYFUS INVESTMENT PORTFOLIOS)

DREYFUS DIP TECHNOLOGY GROWTH PORTFOLIO. Seeking capital appreciation by investing at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the Portfolio's assets may be invested in foreign equities. The Portfolio looks for sectors in technology that are expected to outperform on a relative scale. The more attractive sectors are overweighted; those sectors with less appealing prospects are underweighted.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS VARIABLE INVESTMENT FUND
  (INVESTMENT ADVISOR - THE DREYFUS CORPORATION FAYEZ SAROFIM & CO., SUB-ADVISER DREYFUS VARIABLE INVESTMENT FUND)

DREYFUS VIF APPRECIATION PORTFOLIO. Seeking long-term capital growth consistent with the preservation of capital, the Portfolio has a secondary goal of current income. To pursue these goals, the Portfolio invests in the common stocks of blue chip companies having total market values of more than $5 billion at time of purchase. The Portfolio looks primarily for growth companies and generally maintains relatively large positions in the securities it purchases. Typically, the Portfolio employs a "buy and hold" investment strategy and seeks to keep annual turnover below 15%.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS
  (INVESTMENT ADVISOR - FIDELITY(R) MANAGEMENT & RESEARCH COMPANY)

FIDELITY(R) VIP FREEDOM 2005 PORTFOLIO. Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products
(VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2005); using a target asset allocation as of April 1, 2005, of approximately 40% domestic equity funds, 5% international equity funds, 40% investment-grade fixed income funds, 5% high yield fixed income funds and 10% money market/short-term bond funds.

FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO. Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products
(VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2010); using a target asset allocation as of April 1, 2005, of approximately 41% domestic equity funds, 6% international equity funds, 38% investment-grade fixed income funds, 6% high yield fixed income funds and 9% money market/short-term bond funds.

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO. Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products
(VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2005); using a target asset allocation as of April 1, 2005, of approximately 52% domestic equity funds, 8% international equity funds, 29% investment-grade fixed income funds, 7% high yield fixed income funds and 4% money market/short-term bond funds.

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO. Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products
(VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2020); using a target asset allocation as of April 1, 2005, of approximately 60% domestic equity funds, 11% international equity funds, 21% investment-grade fixed income funds, and 8% high yield fixed income funds.

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO. Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products
(VIP) equity, fixed-income, and money market/ short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% ininvestment-grade fixed-income funds, and 40% in money market short-term funds (approximately five to ten years after the year 2025); using a target asset allocation as of

April 1, 2005, of approximately 65% domestic equity funds, 12% international equity funds, 15% investment-grade fixed income funds, and 8% high yield fixed income funds.

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO. Seeking high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products
(VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2030); using a target asset allocation as of April 1, 2005, of approximately 69% domestic equity funds, 13% international equity funds, 10% investment-grade fixed income funds, and 8% high yield fixed income funds.

FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO. Seeking high total return with a secondary objective of principal preservation. Strategic Advisers(SM), Inc.'s (Strategic Advisers) principal investment strategies include investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors already in retirement; allocating assets among underlying Fidelity(R) funds according to a stable target asset allocation; and using a target asset allocation as of April 1, 2005, of approximately 21% domestic equity funds, 40% investment-grade fixed income funds; and 39% money market/short-term bond funds.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  (INVESTMENT ADVISOR - FIDELITY(R) MANAGEMENT & RESEARCH COMPANY)

FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO. Seeking high total return with reduced risk over the long-term. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges-stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO. Seeks long-term capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO. Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index. (Individuals cannot invest directly in any index.) Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP GROWTH PORTFOLIO. Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP HIGH INCOME PORTFOLIO. Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FIDELITY(R) VIP INDEX 500 PORTFOLIO. Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500(R). FMR's principal investment strategies include:
Normally investing at least 80% of assets in common stocks included in the S&P 500(R) ; using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth; lending securities to earn income for the fund; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Money Market Portfolio. Seeking to maintain a stable $1 share price and a high level of current income while preserving capital and liquidity. This Portfolio invests in high-quality, U.S. dollar-denominated money market securities of domestic and foreign issuers. It may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee Dollars) and foreign branches of foreign banks.

FIDELITY(R) VIP OVERSEAS PORTFOLIO. Seeks long-term growth of capital. Fidelity(R) Management and Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ASPEN SERIES
  (INVESTMENT ADVISOR - JANUS CAPITAL MANAGEMENT LLC)

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO. Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Bond Portfolio invests under normal circumstances, at least 80% of its net assets in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The Portfolio will continue to invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will to limit its investments in high-yield/high-risk bonds to 35% of its net assets. As a fundamental policy, the Portfolio will invest at least 80% of its total assets in income-producing securities, but will also follow the more restrictive non-fundamental policy of investing at least 80% of its net assets in bonds. For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO. Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may , under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  (INVESTMENT ADVISOR - NEUBERGER BERMAN MANAGEMENT INC.)

NB AMT FASCIANO PORTFOLIO. Seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the portfolio. The portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the portfolio first invests in them. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

NB AMT Limited Maturity Bond Portfolio. Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage-and asset-backed securities. To enhance yield and add diversification, the portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the portfolio may invest in securities of any maturity, it normally maintains an average portfolio duration of four years or less. The portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.

NB AMT REGENCY PORTFOLIO. Seeks growth of capital. The portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PBHG INSURANCE SERIES FUND
  (INVESTMENT ADVISOR - LIBERTY RIDGE CAPITAL, INC.)

LIBERTY RIDGE GROWTH II PORTFOLIO (FORMERLY PBHG INSURANCE SERIES GROWTH II PORTFOLIO). Seeking capital appreciation. The Liberty Ridge Growth II Portfolio invests at least 65% of its total assets in common stocks and convertible securities of small-and medium-sized growth companies (market capitalization or annual revenues up to $4 billion).

LIBERTY RIDGE MID-CAP PORTFOLIO(FORMERLY PBHG INSURANCE SERIES MID-CAP PORTFOLIO). Seeking to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Normally, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Mid Cap 400 Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks of medium-sized companies that Liberty Ridge, Inc. believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the S&P Mid Cap 400's sector weightings.

LIBERTY RIDGE SMALL CAP PORTFOLIO (FORMERLY PBHG INSURANCE SERIES SMALL CAP PORTFOLIO). Seeking to provide investors with the above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the Portfolio's investment. The equity securities in the Portfolio are primarily common stocks that Liberty Ridge, Inc. believes have sustainable long-term growth prospects but are currently trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings.

LIBERTY RIDGE TECHNOLOGY & COMMUNICATIONS PORTFOLIO (FORMERLY PBHG INSURANCE SERIES TECHNOLOGY & COMMUNICATIONS PORTFOLIO). Seeking long-term growth of capital. Current income is incidental to the Portfolio's goal. The Liberty Ridge Technology& Communications Portfolio will invest at least 80% of its total assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated, which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE PBHG INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE PBHG INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER VARIABLE CONTRACTS TRUST
  (INVESTMENT ADVISOR - PIONEER INVESTMENT MANAGEMENT, INC.)

PIONEER FUND VCT PORTFOLIO. Seeking reasonable income and capital growth. The Pioneer Fund VCT Portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. The portfolio's investment adviser uses a value approach to select the portfolio's investments, and also considers a security's potential to provide a reasonable amount of income.

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO. Seeking capital growth. The Pioneer Growth Opportunities VCT Portfolio manager employs bottom up, fundamental research in the pursuit of rapidly growing companies. The buy discipline is primarily focused on small company stocks that are attractively priced on a valuation basis using both qualitative and quantitative screens. Most issues have excellent earnings growth potential, but are trading at discounts relative to their industry peers and the overall market. The manager will sell when outlook changes; however, the manager may keep holdings through periodic downturns.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE CONTRACT TRUST PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

  (INVESTMENT ADVISOR - T. ROWE PRICE ASSOCIATES, INC.)

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO. Seeking to provide long-term growth of capital by investing primarily in the common stocks of large-and medium-sized blue chip companies with the potential for above-average growth. Fund Managers carefully select companies which are well-established in their respective industries, and which possess some or all of the following characteristics: leading market positions; seasoned management teams; and strong financial fundamentals. The Fund may invest up to 20% of its total assets in foreign securities.

T. ROWE PRICE EQUITY INCOME PORTFOLIO. Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield--a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Midcap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.

T. ROWE PRICE FIXED INCOME SERIES, INC.
  (INVESTMENT ADVISOR - T. ROWE PRICE ASSOCIATES, INC.)

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO. Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short-and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES
  (INVESTMENT ADVISOR - THE TIMOTHY PLAN(R), INC.)

TIMOTHY PLAN(R) CONSERVATIVE GROWTH VARIABLE. Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity and fixed income funds. Except for highly unusual defensive periods, the fund is fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Money Market Fund in accordance with an asset allocation formula that is appropriate for investors willing to accept a degree of investment risk but maintain a generally conservative mix. The allocations are reviewed and revised if appropriate each year.

TIMOTHY PLAN(R) STRATEGIC GROWTH VARIABLE. Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity funds. Except for highly defensive periods, the fund strives to stay fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Money Market Fund in accordance with an asset allocation formula that is appropriate for investors who are willing to accept greater investment fluctuation and volatility to achieve this goal. The allocations are reviewed and revised if appropriate each year.

FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES AND THEIR PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

VANGUARD(R) VARIABLE INSURANCE FUND
  (INVESTMENT ADVISOR - THE VANGUARD GROUP, INC.)

VANGUARD(R) VIF MID-CAP INDEX PORTFOLIO. Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Fund employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap 450 Index. Invests all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

VANGUARD(R) VIF SMALL COMPANY GROWTH PORTFOLIO. Seeking to provide long-term capital appreciation. The Fund invests mainly in stocks of small companies considered by the advisors to have above-average prospects for growth but that often provide little or no dividend income. VANGUARD(R) VIF TOTAL BOND MARKET INDEX PORTFOLIO. Seeking to track the performance of a broad, market-weighted bond index. The Fund employs a passive management strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD VARIABLE INSURANCE FUND AND ITS PORTFOLIOS, PLEASE SEE THE VANGUARD VARIABLE INSURANCE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

More detailed information concerning the investment objectives, policies, and restrictions pertaining to the Funds and Portfolios and their expenses, investment advisory services and charges and the risks involved with investing in the Portfolios and other aspects of their operations can be found in the current prospectus for each Fund or Portfolio and the current Statement of Additional Information for each Fund or Portfolio. The prospectuses for the Funds or Portfolios should be read carefully before any decision is made concerning the allocation of Net Premium payments or transfers among the Investment Accounts.

AUL has entered into agreements with the Distributors/Advisors of AIM Variable Insurance Funds, Alger American Fund, American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products Funds, Janus Aspen Series, Liberty Ridge Capital, Inc., Neuberger Berman, Pioneer Investment Management, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The

Timothy Plan(R) and The Vanguard Group, Inc. under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points on the net average aggregate deposits made.

AUL cannot guarantee that each Fund or Portfolio will always be available for the Policies; but, in the unlikely event that a Fund or Portfolio is not available, AUL will take reasonable steps to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

VOTING RIGHTS

AUL is the legal owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the Investment Company Act of 1940. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.

The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Policies for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in timely manner for Policies participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.

If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                        PREMIUM PAYMENTS AND ALLOCATIONS

APPLYING FOR A POLICY

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue Ages are 0 through 89 on a standard basis. Issue Age is determined based on the Insured's age as of the Contract Date. Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, you may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."

RIGHT TO EXAMINE PERIOD

You may cancel your Policy for a refund during your "right to examine" period. This period expires 10 calendar days after you receive your Policy (or a longer period if required by law). If you decide to cancel the Policy, you must return it by mail or other delivery method to the Home Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.

PREMIUMS

The Policy permits the Owner to pay a large single premium and, subject to restrictions, additional premiums. The minimum initial premium payment required depends on a number of factors, such as the Age, sex and risk class of the proposed Insured, the initial Face Amount, any supplemental and/or rider benefits and the premium payments you propose to make. You may elect the initial premium to be 80%, 90% or 100% of the Initial Maximum Premium. The Initial Maximum Premium is less than or equal to the maximum premium that can be paid for a given Face Amount in order for an insurance policy to qualify as a life insurance contract for tax purposes. Consult your AUL representative for information about the initial premium required for the coverage you desire.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

You may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.

Premium payments after the initial payment must be made to our Home Office. Each payment must be at least equal to the minimum payment shown on the Policy Data Page in your Policy. All premiums combined may not be more than $1,000,000, unless a higher amount is agreed to by us.

If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, we may require satisfactory evidence of insurability before accepting it. If we accept the premium, we will allocate the premium to your Account Value on the date of our acceptance. If we do not accept the premium, we will refund it to you.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, we reserve the right to refund the amount to you with interest no later than 60 days after the end of the Policy Year which we receive the premium, but we assume no obligation to do so.

Each premium after the initial premium must be at least $1,000. AUL may increase this minimum 90 days after we send you a written notice of such increase. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.

PREMIUM PAYMENTS TO PREVENT LAPSE

The Policy goes into default at the start of the grace period, which is a period to make a premium payment sufficient to prevent lapse. The grace period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. A premium sufficient to keep the Policy in force must be submitted during the grace period.

AUL will send notice of the grace period and the amount required to be paid during the grace period to your last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. Your Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit Proceeds will still be payable to the beneficiary, although the amount paid will reflect a reduction for the Monthly Deductions due on or before the date of the Insured's death (and for any outstanding loan and loan interest). See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, your Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement." A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."

PREMIUM ALLOCATIONS AND CREDITING

On the Investment Option Election Form, you specify the percentage of a premium to be allocated to each Investment Account. The sum of your allocations must equal 100%, with at least 1% of the premium payment allocated to each Investment Account selected by you. All premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. You can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Home Office, by telephone if written authorization is on file with us or by using the Internet. The change will apply to the premium payments received with or after receipt of your notice.

The initial premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with your allocation instructions on the later of the day the "right to examine" period expires, or the date we receive the premium at our Home Office. Subsequent premiums are allocated as of the end of the Valuation Period during which we receive the premium at our Home Office.

We generally allocate all premiums received prior to the Issue Date to our general account prior to the end of the "right to examine" period. We will credit interest daily on premiums so allocated. However, we reserve the right to allocate premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with your allocation instructions prior to the expiration of the "right to examine" period. If you exercise your right to examine the Policy and cancel it by returning it to us, we will refund to you the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, we transfer the premium and interest to the Investment Accounts of the Separate Account based on the percentages you have selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, we assume that receipt of this Policy occurs five calendar days after the Issue Date.

Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.

TRANSFER PRIVILEGE

You may transfer amounts among Investment Accounts at any time after the "right to examine" period.

There currently is no minimum transfer amount, although we reserve the right to require a $100 minimum transfer. You must transfer the minimum amount, or, if less, the entire amount in the account from which you are transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, we have the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis. Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. We reserve the right to limit the number of transfers to 12 per year, or to restrict transfers from being made on consecutive Valuation Dates.

If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first 12 transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. We reserve the right to assess a $25 charge for the thirteenth and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one transfer, regardless of the number of Investment Accounts affected by the transfer. The charge will be deducted from Investment Account(s) from which the transfer are made.

TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to us. Transfers initiated via AUL's internet site, Account Services, AUL.com, will be processed as a result of authorization given by the user accessing the site. We reserve the right to suspend telephone or internet transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of Owners.

We will employ reasonable procedures to confirm that instructions communicated by telephone or via the internet are genuine, and if we follow those procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

ABUSIVE TRADING PRACTICES

LATE TRADING. Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level, net trades by Investment Account. Omnibus trades in an individual Investment Account that exceed a certain dollar amount or percentage of assets will identify potential abusive trading. The dollar amounts and asset percentages are determined by a market timing task force, and are enforced against all participants/policyholders consistently. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.

If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder/participant has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder/participant trading history is reviewed to determine if the trading activity is indeed abusive short term trading. This procedure is enforced against all participants/policyholders consistently.

In the case of an Individual policy, if it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by the Task Force. The threshold established by the Task Force will be enforced against all policyholders/participants consistently. While these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

In the case of group variable annuities, the plan sponsor is notified of the trading activity and encouraged to communicate to the participant to cease and desist the activity in question. If the activity continues, the participants trading privileges may be restricted, as described above. As with Individual policies, while these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some funds may charge a redemption fee for short term trading in their fund. Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. Please consult the funds' prospectus for more details. AUL will cooperate and assist the fund in enforcing any fund specific policies and procedures.

INITIAL DOLLAR COST AVERAGING PROGRAM

Under the Initial DCA Program, the Owner selects either a six month Initial DCA program or a twelve month Initial DCA Program. Once the first premium is deposited in the Enhanced Averaging Fixed Account, AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within a six month or twelve month period based on the Owners election at issue. The unit values are determined on the dates of the transfers. To participate in the Program, AUL requires a minimum deposit of $10,000 into the Enhanced Averaging Fixed Account. Transfers to any of the Fixed Account(s) are not permitted under the Initial Dollar Cost Averaging Program. AUL offers the Initial Dollar Cost Averaging Program to Contract Owners at no charge, and the Company reserves the right to terminate, change or temporarily discontinue the Program at any time. Contract Owners may accelerate transfers into one or more Investment Accounts or discontinue participation in the Program at any time by providing Proper Notice to AUL. AUL must receive Proper Notice of such a change at least five days before a previously scheduled transfer is to occur.

Contract Owners may only elect to participate in the Initial DCA Program by requesting it at issue. The Program will take effect on the first monthly transfer date following the premium receipt by AUL at its Home Office. The initial transfer will occur 30 days after the expiration of the "Right to Examine" period. Subsequent transfers will occur at monthly intervals after the date of the initial transfer. If the date is not a Valuation Date, then the transfer will be made on the next Valuation Date.

ONGOING DOLLAR COST AVERAGING PROGRAM

The Ongoing Dollar Cost Averaging Program, if elected, enables you to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, participation in the Ongoing Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

You specify the fixed dollar amount to be transferred automatically from the MMIA. At the time that you elect the Ongoing Dollar Cost Averaging Program, the Account Value in the MMIA from which transfers will be made must be at least $2,000.

You may elect this program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the Ongoing Dollar Cost Averaging Program will commence on the Monthiversary on or next following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted, or you send us Proper Notice instructing us to cancel the transfers.

Currently, transfers made under the Ongoing Dollar Cost Averaging Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. We reserve the right to impose a $25 transfer charge for each transfer effected under an Ongoing Dollar Cost Averaging Program. We also reserve the right to alter the terms or suspend or eliminate the availability of the Dollar Cost Averaging Program at any time.

PORTFOLIO REBALANCING PROGRAM

You may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this program automatically adjusts your Portfolio mix to be consistent with the allocation most recently requested. The redistribution will not count toward the 12 free transfers permitted each policy year. If the Dollar Cost Averaging Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the Dollar Cost Averaging Program.

You may elect this plan at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to us. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when you request any transfer (which includes a loan transaction) or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if you choose the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

We do not currently charge for this program. We reserve the right to alter the terms or suspend or eliminate the availability of portfolio rebalancing at any time.

PORTFOLIO OPTIMIZATION PROGRAM

The Service. Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable annuity, Portfolio Optimization can help with decisions about how you should allocate your Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of our Portfolio Optimization service, we have developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization Models, your initial Purchase Payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly.

If you subscribe to Portfolio Optimization, we will serve as your investment Advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If you subscribe to Portfolio Optimization, we will automatically reallocate your Account Value in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment advisor for the Portfolio Optimization service, please see our brochure from our Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, we currently rely on the recommendations of an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

The Portfolio Optimization Models. We offer five asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

Periodic Updates of the Portfolio Optimization Model and Notices of Updates. Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When your Portfolio Optimization Model is updated, we will automatically reallocate your Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Account Value, and potentially the Investment Options in which you are invested, will automatically change and your Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in your updated Model. We require that you grant us discretionary investment authority to periodically reallocate your Account Value (and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization.

When we update the Portfolio Optimizations Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in a specific asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

Selecting a Portfolio Optimization Model. If you choose to subscribe to the Portfolio Optimization service, you need to determine which Portfolio Optimization Model is best for you. AUL will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. It is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Quarterly Reports. If you select a Portfolio Optimization Model, you will be sent a quarterly report that provides information about the Investment Options within your selected Model, in addition to or as part of your usual quarterly statement.

Risks. Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Account Value could be better or worse by participating in a Portfolio Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of your investment and the rebalancing may affect performance. Your Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions. As advisor to OneAmerica Funds, Inc., we monitor performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. We do not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). We believe our reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.

You may change your model selection at any time with Proper Notice. You should consult with your registered representative to assist you in determining which model is best suited to your financial needs, investment time horizon, and is consistent with your risk comfort level. You should periodically review those factors to determine if you need to change models to reflect such changes. Your registered representative can assist you in completing the proper forms to enroll in Portfolio Optimization.

Although the models are designed to optimize returns given the various levels of risk, there is no assurance that a model Portfolio will not lose money or that investment results will not experience some volatility. Historical market and asset class performance may differ in the future from the historical performance and assumptions upon which the models are built. Allocation to a single asset class may outperform a model, so that you would have obtained better returns in a single investment option or options representing a single asset class than in a model. Model Portfolio performance is dependent upon the performance of the component investment options. The timing of your investment and the frequency of automatic rebalancing may affect performance.

The value of the Variable Accounts will fluctuate, and when redeemed, may be worth more or less than the original cost. We have the right to terminate or change the Portfolio Optimization service at any time.

Newly issued Contracts may require participation in the Portfolio Optimization Program.

                                  FIXED ACCOUNT

SUMMARY OF THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of our general account, we benefit from investment gain and assume the risk of investment loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging from 1% to 4%, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

ENHANCED AVERAGING FIXED ACCOUNT

Initial and subsequent premiums in the first Contract Year and prior to the expiration of the Initial DCA Program, may be allocated to the Enhanced Averaging Fixed Account. AUL will transfer out an amount each month that ensures that the entire balance of the Enhanced Averaging Fixed Account will be transferred within six months or one year after the initial deposit into this account.

Amounts allocated in the Enhanced Averaging Fixed account earn interest at rates periodically determined by AUL that are guaranteed to be at least an effective annual rate of 3%. Any current rate that exceeds the guaranteed rate will be effective for a period of at least six months or one year after the initial deposit into the Enhanced Averaging Fixed Account. Subsequent deposits into the Enhanced Averaging Fixed Account will be credited with the current rate at the time of the deposits.

CALCULATION OF THE FIXED ACCOUNT VALUE

Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.

PAYMENT DEFERRAL

We reserve the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.

                             CHARGES AND DEDUCTIONS

MONTHLY DEDUCTION

AUL will deduct Monthly Deductions on the Contract Date and on each Monthiversary. Monthly Deductions due on the Contract Date and any Monthiversaries prior to the Issue Date are deducted on the Issue Date. Your Contract Date is the date used to determine your Monthiversary. The Monthly Deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, (3) mortality and expense risk charge, (4) tax charges, and (5) any charges for rider benefits, as described below. All Monthly Deductions are deducted from the Variable Account Value pro rata on the basis of the portion of Variable Account Value in each account.

COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables") (and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, we charge "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and we may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible, duration, Policy size and underwriting class of the Insured, or, alternatively, may be a charge against Account Value that does not vary with Attained Age or gender, and may vary with underwriting class. For any Policy, the current cost of insurance on a Monthiversary is calculated in one of two ways: (1) if the Initial Maximum Premium is paid, the cost of insurance equals the lesser of an amount equal, on an annual basis, to a percentage multiplied by the Account Value or an amount equal to the Risk Amount multiplied by the guaranteed maximum cost of insurance rate set forth in the Policy; or (2) if less than the Initial Maximum Premium is paid, the cost of insurance is calculated by multiplying the current cost of insurance rate for the Insured by the Risk Amount for that Monthiversary. We reserve the right to change the current cost of insurance rates, and, in the case of payment of the Initial Maximum Premium, to assess a cost of insurance charge calculated solely by multiplying the current cost of insurance rate for the Insured by the Risk Amount for a Monthiversary, in the same manner as the cost of insurance charge currently is calculated when less than the Initial Maximum Premium is paid. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by 1.00246627 and the Account Value.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. AUL currently places Insureds in a standard class based on underwriting. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the standard classes. Standard rates are available for Issue Ages 0-89. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of your Policy.

MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge that is guaranteed not to exceed, on an annual basis, a rate of 0.40% of Account Value. We reserve the right to charge a lower current rate. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.

MORTALITY AND EXPENSE RISK CHARGE. AUL deducts a monthly charge from the Variable Account Value pro rata based on your amounts in each account. The current charge is at an annual rate of 0.90% of Variable Account value during the first 10 Policy Years, and 0.80% thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.

The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

PREMIUM TAX CHARGE. AUL deducts a monthly charge at an annual rate equal to 25% of Account Value during the first 10 Policy Years for state and local premium taxes and related administrative expenses. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies. AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5% of premium payments for all states, although such tax rates range from 0% to 4%. This charge may be more or less than the amount actually assessed by the state in which a particular owner lives.

FEDERAL TAX CHARGE. AUL also deducts a federal tax charge at an annual rate equal to 0.15% of Account Value during the first 10 Policy Years.

COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.

ANNUAL CONTRACT CHARGE

AUL deducts an annual contract charge from the Account Value equal to $30 on each Policy Anniversary in which the Account Value is less than $50,000. This charge is deducted pro rata from each Investment Account to which you have allocated Account Value.

SURRENDER CHARGE

During the first 10 Policy Years, a surrender charge calculated based on the percentage of premium not previously withdrawn will be deducted from the Account Value if the Policy is completely surrendered for cash or if you make a Partial Surrender. Twelve percent of the amount of first year premium not previously withdrawn, known as the "remaining withdrawal amount," may be withdrawn without incurring a withdrawal charge. A withdrawal charge will be assessed upon any amounts withdrawn in excess of this amount. The "remaining withdrawal amount," which is initially the first year premium, will then be reduced by the full amount of the withdrawal. Future free withdrawal amounts will be calculated based on the remaining withdrawal amount. A withdrawal charge will not be assessed on amounts withdrawn in excess of the first year premium. The total surrender charge will not exceed the maximum surrender charge set forth in your Policy.

The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.

The table which follows shows the surrender charge deducted if the Policy is completely surrendered during the first 10 Policy Years.

        TABLE OF SURRENDER CHARGES
POLICY YEAR                   PERCENTAGE OF PREMIUM
-----------                   ---------------------
     1                                10%
     2                                 9%
     3                                 8%
     4                                 7%
     5                                 6%
     6                                 5%
     7                                 4%
     8                                 3%
     9                                 2%
     10                                1%

TAXES

AUL does not currently assess a charge for any taxes other than the state premium tax charge and federal tax charge. We reserve the right, however, to assess a charge for such taxes, or taxes resulting from the performance of the Separate Account, against the Separate Account if we determine that such taxes will be incurred.

SPECIAL USES

We may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, we may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates. We may also agree to waive minimum premium requirements for such persons.

We will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. We reserve the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.

FUND EXPENSES

Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.

                          HOW YOUR ACCOUNT VALUES VARY

There is no minimum guaranteed Account Value, Cash Value or Net Cash Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."

DETERMINING THE ACCOUNT VALUE

On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value, the Fixed Account Value and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but we are closed for business, and you will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, premium payments since the prior Valuation Date, charges, transfers, Partial Surrenders and surrender charges since the prior Valuation Date, loans and loan repayments.

VARIABLE ACCOUNT VALUE. When you allocate an amount to an Investment Account, either by premium payment allocation or by transfer, your Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to your Policy will increase when premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction is taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.

ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the money market Investment Accounts was initially set at $1, and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at $5 when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.

NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

(a) is equal to:

    1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus

    2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus

    3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

(b) is equal to:

    1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus

    2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such net Premium payments and amounts transferred, less the amount of any Partial Surrenders taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.

LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans, the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.

CASH VALUE AND NET CASH VALUE

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Net Cash Value."

                                  DEATH BENEFIT

As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Home Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to you and us. Before the Insured dies, you may choose how the proceeds are to be paid. If you have not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary." Coverage is effective on the later of the date the initial premium is paid or the Issue Date.

AMOUNT OF DEATH BENEFIT PROCEEDS

THE Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.

DEATH BENEFIT

The Death Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. If investment performance is favorable, the amount of the Death Benefit may increase.

However, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments."

                                       APPLICABLE PERCENTAGES OF ACCOUNT VALUE
ATTAINED AGE     PERCENTAGE    ATTAINED AGE    PERCENTAGE     ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE
    0-40            250%            50            185%             60             130%            70             115%
     41             243%            51            178%             61             128%            71             113%
     42             236%            52            171%             62             126%            72             111%
     43             229%            53            164%             63             124%            73             109%
     44             222%            54            157%             64             122%            74             107%
     45             215%            55            150%             65             120%           75-90           105%
     46             209%            56            146%             66             119%            91             104%
     47             203%            57            142%             67             118%            92             103%
     48             197%            58            138%             68             117%            93             102%
     49             191%            59            134%             69             116%            95             100%

SELECTING AND CHANGING THE BENEFICIARY

You select the beneficiary in your application. You may select more than one beneficiary. You may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.

                                  CASH BENEFITS

POLICY LOANS

Prior to the death of the Insured, you may borrow against your Policy by submitting Proper Notice to the Home Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to us as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:
    1. 90% of the Account Value; less
    2. any loan interest due on the next Policy Anniversary; less
    3. any applicable surrender charges; less
    4. any existing loans and accrued loan interest.

Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date your written request is received. Loan proceeds generally will be sent to you within seven calendar days. See "When Proceeds Are Paid."

INTEREST. AUL will charge interest on any outstanding loan at an annual rate of 6.0%. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account to the Loan Account in the same proportion that each Investment Account and Fixed Account bears to the total unloaned Account Value. The amount we transfer will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest at an effective annual rate of not less than 4.0%. On each Monthiversary, the interest earned on the Loan Account since the previous Monthiversary will be transferred to the Loan Account.

PREFERRED LOAN PROVISION. A preferred loan may be made available by AUL. The amount available for a preferred loan is the amount by which the Account Value exceeds total premiums paid. The maximum amount available for a preferred loan may not exceed the maximum loan amount. The preferred loan amount will be credited with an effective annual rate of interest (currently, 6.0%). Thus, the current net cost of the preferred loan is 0% per year. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

LOAN REPAYMENT;EFFECT IF NOT REPAID. You may repay all or part of your loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loans and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary, the Policy will be in default. You will be sent notice of the default. You will have a grace period within which you may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."

EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. Loans may be currently taxable and subject to a 10% penalty tax. See "Tax Considerations," for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding.

SURRENDERING THE POLICY FOR NET CASH VALUE

You may surrender your Policy at any time for its Net Cash Value by submitting Proper Notice to us. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date of your written request and all required documents are received. Payment will generally be made within seven calendar days. See "When Proceeds are Paid." The Net Cash Value may be taken in one lump sum or it may be applied to a payment option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."

PARTIAL SURRENDERS

You may make Partial Surrenders under your Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to us. A Partial Surrender exceeding, in any Policy Year, 12% of the total first year premium not previously withdrawn may be subject to a surrender charge. See "Surrender Charge." As of the date AUL receives a written request for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.

When you request a Partial Surrender, you can direct how the Partial Surrender will be deducted from the Investment Accounts and/or Fixed Account. If you provide no directions, the Partial Surrender will be deducted from your Account Value in the Investment Accounts and/or Fixed Account on a pro rata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."

AUL will reduce the Face Amount in proportion to the reduction in the Account Value resulting from the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Account Value below the minimum Account Value on the Policy Data Page, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date your written request is received, and generally will be paid within seven calendar days. See "When Proceeds Are Paid."

SETTLEMENT OPTIONS

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account. Any representative authorized to sell this Policy can further explain these options upon request.

You may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed 20.

OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as 120. A different monthly installment payable to the surviving payee can be specified. Any other method or frequency of payment we agree to may be used to pay the proceeds of this Policy.

Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater. Based on the settlement option selected, we will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3% per year.

You may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with our consent.

If a payee dies while a settlement option is in effect, and there is no surviving payee, we will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments. Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to us.

SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account Value to fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations."

LIFE INSURANCE RETIREMENT PLANS

Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from us. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or our obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration; illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0%. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12%.

The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.

RISKS OF LIFE INSURANCE RETIREMENT PLANS

Using your Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if your Policy is insufficiently funded in relation to the income stream expected from your Policy, your Policy can lapse prematurely and result in significant income tax liability to you in the year in which the lapse occurs. Other risks associated with borrowing from your Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to you of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds your basis in the Policy. Thus, under certain circumstances, surrender or lapse of your Policy could result in tax liability to you. In addition, to reinstate a lapsed Policy, you would be required to make certain payments. Thus, you should be careful to design a life insurance retirement plan so that your Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from your Policy.

To avoid lapse of your Policy, it is important to design a payment stream that does not leave your Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration.

Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in your Policy upon its maturity. Poor investment performance can contribute to the risk that your Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse.

Further, interest on a Policy loan is due to us for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds your basis in the Policy, the amounts attributable to interest due on the loans can add to your federal (and possibly state) income tax liability.

You should consult with your financial and tax advisors in designing a life insurance retirement plan that is suitable for your particular needs. Further, you should continue to monitor the Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, you should consult your periodic statements to determine the amount of their remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from your representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.

                      OTHER POLICY BENEFITS AND PROVISIONS

LIMITS ON RIGHTS TO CONTEST THE POLICY

INCONTESTABILITY. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two years from the Contract Date, AUL may not contest the Policy.

If a Policy lapses and it is reinstated, we can contest the reinstated Policy during the first two years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.

SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any partial surrender.

CHANGES IN THE POLICY OR BENEFITS

MISSTATEMENT OF AGE OR SEX. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of:
(1) the amount which would have been purchased at the Insured's correct age and sex by the most recent cost of insurance charge assessed prior to the date we receive proof of death; or (2) the Account Value as of the date we receive proof of death, multiplied by the Minimum Insurance Percentage for the correct age.

OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or (4) provide different Separate Account or fixed account accumulation options. AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required. Any change of the Policy must be approved by AUL's President, Executive Vice President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.

EXCHANGE FOR PAID-UP POLICY

You may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Home Office. The new policy will be for the level face amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. We will pay you any remaining Net Cash Value that was not used to purchase the new policy.

At any time after this option is elected, the cash value of the new policy will be its net single premium at the Insured's then attained age. All net single premiums will be based on 3% interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new policy.

WHEN PROCEEDS ARE PAID

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Home Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.

DIVIDENDS

You will receive any dividends declared by us as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts on a pro rata basis unless you request cash payment. We do not anticipate declaring any dividends on this policy.

REPORTS TO POLICY OWNERS

At least once a year, you will be sent a report at your last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. You will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which you have allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when you pay premiums, or if you take out a loan, transfer amounts among the Investment Accounts or take surrenders, you will receive a written confirmation of these transactions.

ASSIGNMENT

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Home Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, you must obtain their consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.

REINSTATEMENT

The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See your Policy for further information.

RIDER BENEFITS

The following rider benefits are available and may be added to your Policy at issue. If applicable, monthly charges for these riders will be deducted from your Account Value as part of the Monthly Deduction. All of these riders may not be available in all states.

    WAIVER OF MONTHLY DEDUCTION DISABILITY (WMDD) ISSUE AGES: 0-55

    This rider waives the Monthly Deduction during a period of total disability. WMDD cannot be attached to Policies with Face Amounts in excess of $3,000,000 policies with a Long-Term Care Accelerated Death Benefit Rider, or rated higher than Table H.

    Monthly Deductions are waived for total disability following a six month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.

    LAST SURVIVOR RIDER (LS) ISSUE AGES: 20-85

    This rider modifies the terms of the Policy to provide insurance on the lives of two Insureds rather than one. When the LS Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement; or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The Incontestability, Suicide, and Misstatement of Age or Sex provisions of the Policy apply to either Insured.

    If the Long Term Care Accelerated Death Benefit rider is purchased with a Last Survivor rider, the maximum age difference of the two insureds is ten years.

    LS Rider also provides a Policy Split Option, allowing the Policy on two Insureds to be split into two separate Policies, one on the life of each Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate Preservation Benefit is only available to standard risks and preferred risks.

    ACCELERATED DEATH BENEFIT RIDER (ABR)

    This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50% of the Face Amount. ABR may be added to the Policy at any time while it is still in force. There is no charge for ABR. This rider is not available if the Last Survivor Rider is issued. The Accelerated Death Benefit Rider cannot be exercised if Long Term Care Accelerated Death Benefits are paid.

    LONG-TERM CARE ACCELERATED DEATH BENEFIT RIDER

    Applicants residing in states that have approved the Long-Term Care Accelerated Death Benefit Rider (the "ADBR") may elect to add it to their Policy at issue, subject to AUL receiving satisfactory additional evidence of insurability. This rider may be attached along with a Last Survivor Rider. The ADBR is not yet available in all states and the form and/or terms under which it is available may vary from state to state. The ADBR permits the Owner to receive, at his or her request and upon approval by AUL in accordance with the terms of the ADBR, an accelerated payment of part of the Policy's Death Benefit (an "Accelerated Death Benefit") and an additional extended long-term care benefit when one of the following three events occurs:

      1. Confinement to a Long-Term Facility. an Insured is determined to be Chronically Ill (as defined below) and has been confined to a Long-Term Care Facility for at least 90 days during a period of 270 consecutive days.

      2. Home Health Care. An Insured is determined to be Chronically Ill (as defined below) and has been receiving home health care (as defined in the rider) for at least 90 days during a period of 270 consecutive days.

      3. Adult Day Care. an Insured is determined to be Chronically Ill (as defined below) and has been receiving adult day care (as defined in the rider) for at least 90 days during a period of 270 consecutive days.

    Chronically Ill means that an Insured has been certified (within the preceding 12-month period by a licensed health care practitioner as (1) being expected to be unable to perform (without substantial assistance from another individual) at least two activities of daily living, including bathing, continence, dressing, eating, toileting, and transferring, during a period of at least 90 days; or (2) requiring substantial supervision to protect the Insured from threats to health and safety due to severe cognitive impairment (as such terms are more fully described in the ADBR). A charge for this rider will be deducted from the Account Value as part of the monthly deductions.

    TAX CONSEQUENCES OF THE ADBR. Subject to certain limitations, the benefits payable under the ADBR will generally be excludible from income for Federal income tax purposes. See "Tax Considerations."

    AMOUNT OF THE ACCELERATED DEATH BENEFIT. The ADBR provides for monthly payments subject to a long-term care benefit balance not to exceed the current Policy Death Benefit less any outstanding Policy loans and loan interest, and additional long-term care benefit payments equal to twelve monthly payments. Subject to a maximum monthly benefit of $10,000, the monthly benefits under the ADBR will be the actual cost of long-term care expenses up to a maximum of 1/36th of the Death Benefit for care in a long-term care facility or home health care; or the actual expenses up to a maximum of 1/72nd of the Death Benefit for adult day care.

    CONDITIONS FOR RECEIPT OF LONG-TERM CARE ACCELERATED DEATH BENEFIT RIDER. In order to receive benefits from this rider, the Policy and rider must be in force and an Owner must submit Proper Notice of the claim to us at our Home Office. Proper Notice means notice that is received at our Home Office in a form acceptable to us.

    We may request additional medical information from the Insured's physician and/or may require an independent physical examination (at our expense) before approving the claim for payment of benefits. We will not approve any benefits under the rider for a claim which is the result of intentionally self-inflicted injury or participation in a felony or if the benefits are payable under Medicare or services are provided outside of the United States. Any additional exclusions may be noted in the ADBR.

    EFFECT ON EXISTING POLICY. The Death Benefit Proceeds otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of the payments. If the Owner makes a request for a long-term care accelerated death benefit payment, the Policy's Account Value will be reduced proportionally. Therefore, depending upon the number and amount of payments, this may result in the Account Value being reduced to zero.

Your determination as to how to purchase a desired level of insurance coverage should be based on specific insurance needs. Consult your sales representative for further information.

Additional rules and limits apply to these rider benefits. Not all such benefits may be available at any time, and rider benefits in addition to those listed above may be made available. Please ask your AUL representative for further information, or contact the Home Office.

                               TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").

TAX STATUS OF THE POLICY

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing
Section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how
Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk), there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied, in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment Account to which premiums were allocated under the non-qualifying contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy it deems in its sole discretion as necessary to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be

"adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the Portfolios, intend to comply with the diversification requirements prescribed in Treas. Reg.
Section 1.817-5, which affect how the Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the investment accounts used to support their contracts. In those circumstances, income and gains from the investment account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of investment account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract holders may direct their investments to particular investment accounts without being treated as owners of the underlying assets."

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of investment account assets. For example, an Owner has additional flexibility in allocating premium payments and Account Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if you elect a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to you may be taxable.

Depending on the circumstances, the exchange of a Policy, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.

The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount any of outstanding loans and loan interests over the total investment in the Policy will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.

It is expected that most Policies will be Modified Endowments. Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax advisor to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment.

Policies classified as Modified Endowments will be subject to the following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the Investment in the Policy at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includable in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.

Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the death benefit to the Owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.

POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax advisor should be consulted before deducting any Policy loan interest.

INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.

TAX TREATMENT OF LONG-TERM CARE ACCELERATED DEATH BENEFIT RIDER. It is intended that the Long-Term Care Accelerated Death Benefit Rider benefits provided by this Policy qualify as tax-free benefits under section 7702B(b) and/or section 101(g) of the Internal Revenue Code. Benefit amounts from this Policy plus any per diem long-term care insurance benefits will be includible in income if they exceed the limits set in section 7702B(d).

Charges for this rider may be treated as a taxable distribution from the Policy (and might also be subject to the 10% penalty tax if the Policy is a Modified Endowment Contract as discussed previously). The Long-Term Care Accelerated Death Benefit Rider may be issued in certain States as a "non-qualified" rider; i.e., it would not constitute qualified long-term care insurance under section 7702B(b) of the Code. Tax treatment of non-qualified benefits is uncertain at this time.

The tax comments in this section reflect our understanding of the current federal tax laws as they relate to the Long-Term Care Accelerated Death Benefit Rider. Since these laws are subject to interpretation and change, we recommend you seek individual advice from your tax advisor.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Benefits will generally be includible in the Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includable in the Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Benefits would be available to pay taxes due and other expenses incurred).

If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

Final regulations on split-dollar life insurance arrangements were issued by the Treasury Department effective September 17, 2003, modifying IRS Notice 2002-8 (Rev. Rul. 2008-105, I.R.B. 2003-40).

Nonqualified deferred compensation. On October 22, 2004, IRC Section 409A was enacted as part of the American Jobs Creation Act of 2004. Contributions into non-qualified deferred compensations plans after December 31, 2004 are governed by this code section. Purchasers should consult a qualified tax advisor to determine tax treatment resulting from such an arrangement.

TAXATION UNDER SECTION 403(B) PLANS

PURCHASE PAYMENTS. Under Section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Policies for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments, however, are subject to FICA (social security) taxes.

TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) Policy are taxed as ordinary income to the recipient. Taxable distributions received before the employee attains Age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary), and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts made for years after December 31, 1988 (plus earnings thereon and earnings on Policy Values as of December 31, 1988) will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

REQUIRED DISTRIBUTIONS. At the time of retirement, the Policy must be: (1) transferred to a non-life insurance 403(b) contract which complies with the distribution requirements of the Internal Revenue Code and will continue in force, subject to the payment of any required premium, and the provisions of the 403(b) policy endorsement will no longer apply to the Policy; or (2) surrendered; or (3) distributed.

NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.

POSSIBLE CHARGE FOR AUL'S TAXES

At the present time, AUL makes no charge for any federal, state or local taxes (other than the premium tax charge and federal tax charge) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.

                  OTHER INFORMATION ABOUT THE POLICIES AND AUL

POLICY TERMINATION

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which we receive Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Net Cash Value." "Premium Payments to Prevent Lapse," and "Death Benefit."

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Separate Account and, therefore, indirectly for the Policies. In addition, the Funds have advised us that they are available to registered separate accounts of insurance companies, other than AUL, offering variable annuity and variable life insurance policies.

We do not currently foresee any disadvantages to you resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in our judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. We will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, we may, in our sole discretion, eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, we may, by appropriate endorsement, change the Policy to reflect the substitution or change.

If we deem it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL separate accounts.

SALE OF THE POLICIES

The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell our variable life contracts and who are also registered representatives of OneAmerica Securities, Inc., which is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is a wholly owned subsidiary of American United Life Insurance Company(R), and is the distributor and "principal underwriter," as defined in the Investment Company Act of 1940, of the Policies for the Separate Account. We are not obligated to sell any specific number of Policies.

Registered representatives may be paid commissions on Policies they sell. Representatives will generally be paid 4% of the initial premium. Additional commissions may be paid in certain circumstances. Other allowances and overrides also may be paid.

STATE REGULATION

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

LITIGATION

The Separate Account is not a party to any litigation. Its depositor, AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.

LEGAL MATTERS

Dechert LLP, Washington, D.C., has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

FINANCIAL STATEMENTS

Financial statements of AUL and the Variable account as of December 31, 2004 are included in the Statement of Additional Information.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Description                                                                 Page
GENERAL INFORMATION AND HISTORY ........................................     3
DISTRIBUTION OF CONTRACTS ..............................................     3
CUSTODY OF ASSETS ......................................................     3
INDEPENDENT AUDITORS ...................................................     3
FINANCIAL STATEMENTS ...................................................     4

--------------------------------------------------------------------------------

                              PROSPECTUS EXHIBIT 1

                                FORM ADV PART II

--------------------------------------------------------------------------------

                                                      --------------------------
                                                            OMB APPROVAL
                                                      --------------------------
FORM ADV               UNIFORM APPLICATION FOR         OMB Number:  3235-0049
PART II - PAGE 1   INVESTMENT ADVISER REGISTRATION     Expires:Sept. 30, 2005
                                                       Estimated average burden
                                                       hours per response  9.402
                                                      --------------------------

--------------------------------------------------------------------------------
Name of Investment Adviser:
AMERICAN UNITED LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Address: (Number and Street)           (City)       (State)    (Zip Code)    Area Code:    Telephone Number:
P.O. BOX 368, ONE AMERICAN SQUARE.  INDIANAPOLIS      IN          46206        (317)           285-1877

--------------------------------------------------------------------------------

      THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER
        AND ITS BUSINESS FOR THE USE OF CLIENTS. THE INFORMATION HAS NOT
            BEEN APPROVED OR VERIFIED BY ANY GOVERNMENTAL AUTHORITY.

                                TABLE OF CONTENTS

 ITEM
 ----
NUMBER     ITEM                                                             PAGE
------     ----                                                             ----
1          Advisory Services and Fees                                         2
2          Types of Clients                                                   3
3          Types of Investments                                               3
4          Methods of Analysis, Sources of Information and
           Investment Strategies                                              3
5          Education and Business Standards                                   4
6          Education and Business Background                                  4
7          Other Business Activities                                          5
8          Other Financial Industry Activities or Affiliation                 5
9          Participation or Interest in Client Transactions                   5
10         Conditions for Managing Accounts                                   6
11         Review of Accounts                                                 6
12         Investment or Brokerage Discretion                                 6
13         Additional Compensation                                            7
14         Balance Sheet                                                      7
           Continuation Sheet                                        Schedule F
           Balance Sheet, if required                                Schedule G

--------------------------------------------------------------------------------
(Schedules A, B, C, D, and E are included with Part I of this Form, for the use of regulatory bodies, and are not distributed to clients.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FORM ADV
PART II - PAGE 2   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
                             Definitions for Part II

      Related Person - Any officer, director or partner of applicant or any person directly or indirectly controlling, controlled by, or under common control with the applicant, including any non-clerical, non-ministerial employee.

   Investment Supervisory Services - Giving continuous investment advice to a client (or making investments for the client) based on the individual needs of the client. Individual needs include, for example, the nature of other client assets and the client's personal and family obligations.

--------------------------------------------------------------------------------
1. A.      ADVISORY SERVICES AND FEES.
           (check the applicable boxes)      For each type of service provided,
                                            state the approximate % of total
                                            advisory billings from that service.
   Applicant:                               (See instruction below.)

  [X]  (1) Provides investment supervisory services                        100%
                                                                           ---
  [ ]  (2) Manages investment advisory accounts not involving
           investment supervisory services                                    %

  [ ]  (3) Furnishes investment advice through consultations not
           included in either service described above                         %

  [ ]  (4) Issues periodicals about securities by subscription                %

  [ ]  (5) Issues special reports about securities not included in
           any service described above                                        %

  [ ]  (6) Issues, not as part of any service described above, any charts, graphs, formulas or other devices which clients
           may use to evaluate securities                                     %

  [ ]  (7) On more than an occasional basis, furnishes advice to
           clients on matters not involving securities                        %

  [ ]  (8) Provides a timing service                                          %

  [ ]  (9) Furnishes advice about securities in any manner not
           described above                                                    %

(Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)
--------------------------------------------------------------------------------
                                                                  Yes         No
   B.      Does applicant call any of the services it checked
           above financial planning or some similar term?         [ ]        [X]

--------------------------------------------------------------------------------
   C. Applicant offers investment advisory services for: (check all that apply)

  [X]  (1) A percentage of assets under
           management                              [ ]  (4) Subscription fees
  [ ]  (2) Hourly charges                          [ ]  (5) Commissions
  [ ]  (3) Fixed fees (not including
           subscription fees)                      [ ]  (6) Other
--------------------------------------------------------------------------------
   D.      For each check box in A above, describe on Schedule F:
   o the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee
   o applicant's basic fee schedule, how fees are charged and whether its fees are negotiable
   o when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FORM ADV
PART II - PAGE 3   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
2. TYPES OF CLIENTS -- Applicant generally provides investment advice to: (check those that apply)

  [X]  A.  Individuals                             [ ]  E. Trusts, estates,
                                                           or charitable
                                                           organizations
  [ ]  B.  Banks or thrift institutions            [X]  F. Corporations or
                                                           business entities
                                                           other than those
                                                           listed above
  [X]  C.  Investment companies                    [ ]  G. Other (describe
                                                           on Schedule F)
  [X]  D.  Pension and profit sharing plans
--------------------------------------------------------------------------------
3. TYPES OF INVESTMENTS. Applicant offers advice on the following: (check those that apply)

       A.  Equity Securities                       [X]  H. United States
                                                           government
                                                           securities
  [X]      (1) exchange-listed securities
  [X]      (2) securities traded over-the-counter       I. Options contracts on:
  [X]      (3) foreign issuers                     [ ]     (1) securities
                                                   [ ]     (2) commodities
  [X]  B.  Warrants
                                                        J. Futures contracts on:
  [X]  C.  Corporate debt securities               [ ]     (1) tangibles
           (other than commercial paper)           [ ]     (2) intangibles
  [X]  D.  Commercial paper                             K. Interests in
                                                           partnerships
                                                           investing in:
                                                   [ ]     (1) real estate
  [X]  E.  Certificates of deposit                 [ ]     (2) oil and gas
                                                               interests
                                                   [ ]     (3) other (explain on
                                                               Schedule F)
  [X]  F.  Municipal securities
                                                   [ ]  L. Other (explain on
                                                           Schedule F)
       G.  Investment company securities:
  [X]      (1) variable life insurance
  [X]      (2) variable annuities
  [X]      (3) mutual fund shares
--------------------------------------------------------------------------------
4. METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.

   A. Applicant's security analysis methods include: (check those that apply)

      (1)  [ ]  Charting                           (4)    [ ]  Cyclical
      (2)  [X]  Fundamental                        (5)    [X]  Other (explain on
                                                               Schedule F)
      (3)  [X]  Technical
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FORM ADV
PART II - PAGE 4   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
   B. The main sources of information applicant uses include: (check those that apply)

      (1)  [X]  Financial newspapers and
                magazines                          (5)    [ ]  Timing services
      (2)  [X]  Inspections of corporate
                activities                         (6)    [X]  Annual reports,
                                                               prospectuses,
                                                               filings with the
                                                               Securities and
                                                               Exchange
                                                               Commission
      (3)  [X]  Research materials prepared
                by others                          (7)    [X]  Company press
                                                               releases
      (4)  [X]  Corporate rating services          (8)    [ ]  Other (explain on
                                                               Schedule F)
--------------------------------------------------------------------------------
   C. The investment strategies used to implement any investment advice given to clients include: (check those that apply)

      (1)  [X]  Long term purchases
                (securities held at least a year)  (5)    [ ]  Margin
                                                               transactions
      (2)  [X]  Short term purchases
                (securities sold within a year)    (6)    [ ]  Option writing,
                                                               including covered
                                                               options,
                                                               uncovered options
                                                               or spreading
                                                               strategies
      (3)  [X]  Trading (securities sold within
                30 days)                           (7)    [ ]  Other (explain on
                                                               Schedule F)
      (4)  [ ]  Short sales
--------------------------------------------------------------------------------
5. EDUCATION AND BUSINESS STANDARDS.
   Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?

                  (If yes, describe these standards on Schedule F.)
                                                                    Yes       No
                                                                    [X]      [ ]
--------------------------------------------------------------------------------
6. EDUCATION AND BUSINESS BACKGROUND.
   For:
   o each member of the investment committee or group that determines general investment advice to be given to clients, or
   o if the applicant has no investment committee or group, each individual who determines general investment advice given to clients (if more than five, respond only for their supervisors)
   o each principal executive officer of applicant or each person with similar status or performing similar functions.

   On Schedule F, give the:

   o       name                                    o  formal education after
                                                      high school
   o       year of birth                           o  business background for
                                                      the preceding five years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FORM ADV
PART II - PAGE 5   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
7. OTHER BUSINESS ACTIVITIES. (check those that apply)

  [X]  A.  Applicant is actively engaged in a business other than giving investment advice.
  [X]  B.  Applicant sells products or services other than investment advice to clients.
  [X]  C.  The principal business of applicant or its principal executive officers involves something other than providing investment advice. (For each checked box describe the other activities, including the time spent on them, on Schedule F.)
--------------------------------------------------------------------------------
8. OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS. (check those that apply)

  [ ]  A.  Applicant is registered (or has an application pending) as a securities broker-dealer.
  [ ]  B.  Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.
       C. Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:
  [X]  (1) broker-dealer                           [ ]  (7)  accounting firm
  [X]  (2) investment company                      [ ]  (8)  law firm
  [ ]  (3) other investment adviser                [ ]  (9)  insurance company
                                                             or agency
  [ ]  (4) financial planning firm                 [ ]  (10) pension consultant
  [ ]  (5) commodity pool operator, commodity      [ ]  (11) real estate broker
           trading adviser or futures commission             or dealer
           merchant
  [ ]  (6)  banking or thrift institution          [ ]  (12) entity that creates
                                                             or packages limited
                                                             partnerships
       (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)

       D. Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

                       (If yes, describe on Schedule F the partnerships and what
                                they invest in.)
                                                                     Yes      No
                                                                     [ ]     [X]
--------------------------------------------------------------------------------
9. PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.

   Applicant or a related person: (check those that apply)
  [ ]  A.  As principal, buys securities for itself from or sells securities it owns to any client.
  [ ]  B.  As broker or agent effects securities transactions for compensation for any client.
  [ ] C. As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.
  [ ] D. Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.
  [X] E. Buys or sells for itself securities that it also recommends to clients.

  (For each box checked, describe on Schedule F when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FORM ADV
PART II - PAGE 6   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment supervisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other conditions for starting or maintaining an account?
                  (If yes, describe on Schedule F.)
                                                                    Yes       No
                                                                    [ ]      [X]
--------------------------------------------------------------------------------
11. Review of Accounts. If applicant provides investment supervisory services, manages investment advisory accounts, or holds itself out as providing financial planning or some similarly termed services:
    A. Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors. FOR REVIEWERS, include the number of reviewers, their titles and functions, instructions they receive from applicant on performing reviews, and number of accounts assigned each.

    AUL AS THE INVESTMENT ADVISOR, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY INVESTMENT OPERATIONS, SUBJECT TO THE OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA
    FUNDS, INC.

    THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH PORTFOLIO FOR THE ONEAMERICA FUND, INC.'S BOARD OF DIRECTORS:

    G. DAVID SAPP, SR. V.P., INVESTMENTS
    MICHAEL I. BULLOCK, V.P., PRIVATE PLACEMENTS
    KATHRYN E. HUDSPETH, V.P., EQUITIES
    MATTHEW HALL, SR. RESEARCH ANALYST
    DANIEL SCHLUGE, CONTROLLER

    SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY AND GENERAL ECONOMIC CONDITIONS, PERFORMANCE OF THE PORTFOLIO SECURITIES, THE COST OF BROKER COMMISSIONS AND THE INTENDED INVESTMENT STRATEGY BASED ON CURRENT CONDITIONS.
    B. Describe below the nature and frequency of regular reports to clients on their accounts.
    SEE ANSWER TO 11.A. ABOVE
--------------------------------------------------------------------------------
12.    INVESTMENT OR BROKERAGE DISCRETION.

    A. Does applicant or any related person have authority to determine, without obtaining specific client consent, the:

   (1)  securities to be bought or sold?

   (2)  amount of the securities to be bought or sold?

   (3)  broker or dealer to be used?

   (4)  commission rates paid?
                                                                    Yes       No
                                                                    [X]      [ ]

                                                                    Yes       No
                                                                    [X]      [ ]

                                                                    Yes       No
                                                                    [X]      [ ]

                                                                    Yes       No
                                                                    [X]      [ ]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FORM ADV
PART II - PAGE 7   Applicant:                 SEC File Number:      Date:
                   AMERICAN UNITED LIFE
                      INSURANCE COMPANY       801 - 8074            04/08/2005
--------------------------------------------------------------------------------
    B.  Does applicant or a related person suggest brokers to clients?

    For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B, describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor, describe:

    o   the products, research and services
    o whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services
    o whether research is used to service all of applicant's accounts or just those accounts paying for it; and
    o any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for products and research services received.
                                                                    Yes       No
                                                                    [ ]      [X]
--------------------------------------------------------------------------------
13. ADDITIONAL COMPENSATION.

    Does the applicant or a related person have any arrangements, oral or in writing, where it:

    A. is paid cash by or receives some economic benefit (including commissions, equipment or non-research services) from a non-client in connection with giving advice to clients?

    B.  directly or indirectly compensates any person for client referrals?

                (For each yes, describe the arrangements on Schedule F.)
                                                                    Yes       No
                                                                    [ ]      [X]

                                                                    Yes       No
                                                                    [ ]      [X]
--------------------------------------------------------------------------------
14. BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:

    o   has custody of client funds or securities; or
    o requires prepayment of more than $500 in fees per client and 6 or more months in advance

    Has applicant provided a Schedule G balance sheet?

                                                                    Yes       No
                                                                    [X]      [ ]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
--------------------------------------------------------------------------------

SCHEDULE F OF
FORM ADV                Applicant:                SEC File Number:    Date:
CONTINUATION SHEET
  FOR FORM ADV
PART II
                        AMERICAN UNITED LIFE
                           INSURANCE COMPANY      801 - 8074          04/08/2005
--------------------------------------------------------------------------------
   (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)

--------------------------------------------------------------------------------
1.  Full name of applicant exactly as stated in Item 1A of
     Part I of Form ADV:                                   IRS Empl. Ident. No.:

AMERICAN UNITED LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Item of Form
  (Identify)                                  Answer
--------------------------------------------------------------------------------
II 1.A AUL offers group variable annuity contracts to be used in connection with certain retirement plans and individual variable annuity contracts. These contracts provide for the accumulation of values on a variable basis, fixed basis or both. Contributions designated to accumulate on a variable basis may be allocated to one or more of the investment accounts of the AUL American Unit Trusts, AUL American Individual Unit Trust, AUL American Individual Variable Annuity Unit Trust, and AUL American Individual Variable Life Unit Trust, registered unit investment trusts and separate accounts of AUL. AUL acts as the investment advisor to the OneAmerica Funds, Inc..("the Fund"). Other mutual fund shares may be purchased by the separate accounts from mutual funds which have investment advisers other than AUL.

                 The Fund and AUL (the"Adviser") entered into an Investment Advisor Agreement in 1990 which was approved by the Fund shareholders and Trust Participants on May 8,1991.
                 Thereafter, the Agreement has been reviewed annually by the Fund's Board of Directors unless otherwise required by federal securities laws. Subject to the overall supervision of the Fund's Board of Directors, the Adviser exercises responsibility for the investment and reinvestment of the Fund's assets. The Adviser manages the day-to-day investment operations of the Fund and the composition of each of the Portfolios, including the purchase, retention and disposition of the investments, securities and cash contained therein in accordance with each Portfolio's investment objectives and policies as stated in the Fund's current prospectus. The Agreement was last approved by the Board of Directors on March 12,2004.

                 Under the Investment Adviser Agreement, the Adviser is compensated for its services at a monthly fee based on an annual percentage of the average daily net assets of each portfolio. For each Portfolio, the Fund pays the Adviser a fee at an annual rate of .50% of the Portfolios average daily net assets except for the Money Market Portfolio, the fee for which is an annual rate of .40%.

                 AUL has entered into an Agreement of Strategic Alliance dated July 18,1994, under the terms of which the parties have agreed that AUL will perform certain investment management services for and on behalf of State Life Insurance Company. Under this Agreement, AUL provides a continuous investment program and is responsible for the composition of State Life's investment portfolio. In consideration, State Life pays AUL 13 basis points annually for State Life's mean invested assets for each year the Agreement remains in effect. State Life is responsible for all of the expenses and liabilities relating to its investment portfolio and for establishing the investment objectives for AUL to follow. AUL agrees to maintain and preserve required records related to State Life Investments.

                 Pioneer Mutual Life Insurance Company, ("PML") a subsidiary of OneAmerica Financial Partners, Inc.
--------------------------------------------------------------------------------
             (C) 1996 ProFormWare, Inc. (portions of software only)

--------------------------------------------------------------------------------
                 PML pays AUL 13 basis points annually for PML's mean invested assets for each year.

                 Cherokee National Life Insurance Company ("CNL") a subsidiary of OneAmerica Financial Partners, Inc.

                 AUL has entered into an Investment Management Service Agreement with CNL dated December 21,2000. Under the terms of this agreement the parties have agreed that AUL will perform certain investment management services for and on behalf of CNL. CNL agrees to pays AUL 13 basis points annually for CNL's mean invested assets for each year the Agreement remains in effect.

                 Miscellaneous Investment Advisory Clients

                 AUL has entered into agreements with miscellaneous investment advisory clients whereby AUL serves as investment advisor and manager for these entities regarding certain private placement fixed income investments to be purchased upon the recommendation of AUL. These entities maintain ultimate discretion in all securities purchases. They pay AUL on a quarterly basis, in arrears, fees for the services rendered under the agreement in the amount of 12.5 basis points of the outstanding aggregate principal value of the assets which were purchased under this agreement.

                 Ibbottson Plan Sponsor Advice

                 AUL has entered into an agreement whereby Ibbottson Associates provides advice to plan sponsors regarding funds to be included in the plan. Ibbottson will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile. AUL will charge plan sponsor a maximum fee of $2,000, depending on plan assets. AUL pays Ibbottson a flat fee of $70,000 per year for the service.

                 Portfolio Optimization Program.

                 AUL offers, though some variable annuity and variable life contracts, asset allocation programs that may constitute the provision of investment advice under SEC rules.

                 Under these programs, AUL has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk. If the client decides to subscribe to the Portfolio Optimization service initial premiums or Variable Account Value, as applicable, will be allocated to the Investment Options according to the model selected. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly.

                 AUL will serve as your investment Advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models. Each model is evaluated annually to assess whether the combination of Investment Options within the model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result of the periodic analysis, each model may change and Investment Options may be added to a model (including Investment Options not currently available), or Investment Options may be deleted from a model.

                 When AUL updates the models, it will send written notice of the updated models at least 30 days in advance of the date it intends the updated version of the model to be effective. If the client takes not action, the Variable Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated model automatically. If the client does not wish to accept the changes to the selected model, he or she can change to a different model or withdraw from the Portfolio Optimization service by providing notice to AUL. Some of the riders available under the Contract require you to participate in an asset allocation service. If the client purchases any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent Premiums or Account Value to an Investment Option that is not currently included in your Model (as more fully described in each rider).

II 4.A           Applicant's security analysis methods include quantitative modeling.
--------------------------------------------------------------------------------
             (C) 1996 ProFormWare, Inc. (portions of software only)

--------------------------------------------------------------------------------
II 5. In general, the applicant requires that all individuals involved in determining or giving investment advice have a college degree and approximately 2-3 years of business experience.

II 6.            Dayton H. Molendorp
                 DOB 4/8/47
                 Education: graduate of Westmar College
                 President and CEO* 9/1/2004-Present
                 Executive Vice President * 2/2003 to 5/2004
                 Senior Vice President, Individual Division 9/1999 - 2/2003 Director, AUL,12/2000 - present
                 Vice President, Individual Division 11/1998 - 9/1999
                 Vice President, Marketing, Individual Division 6/1992 - 9/1998

                 G. David Sapp
                 DOB: 12/3/46
                 Education: graduate of Indiana University
                 Sr. Vice President Investments *1/1992 to present Vice President., Securities *1/1980 to 1/1992

                 John C. Swhear
                 DOB: 5/31/61
                 Education: graduate Ball State University
                            graduate Indiana University School of Law
                 Assistant General Counsel and Investment Advisor Chief Compliance Officer *
                 6/2004 - present
                 Assistant General Counsel * 4/2003 - 6/2004
                 Senior Counsel * 8/2000 - 5/2003
                 Counsel * 11/96 to 8/2000

                 Kent Adams
                 DOB: 3/11/48
                 Education: graduate of Indiana University
                 Vice President, Fixed Income Securities *1/1992 to present Asst. Vice President, Securities *2/1984 to 1/1992

                 Gary G. Taylor
                 DOB: 8/18/46
                 Education: graduate of University of Evansville
                            graduate of I.U. School of Law
                 Associate General Counsel *8/1986 to present

                 Kathryn E. Hudspeth
                 DOB: 5/9/59
                 Education: graduate of Indiana Wesleyan & Ball State University Vice President. Equities *11/1994 to present
                 Asst. Vice President. Equities *8/1989 to 11/1994

                 Michael I. Bullock
                 DOB: 7/26/62
                 Education: graduate of Indiana University & Butler University V.P., Private Placements *11/08/2004 to Present
                 Asst. Vice President., Mortgage-Backed Securities *11/2000 to 11/08/2004

                 Craig A Lehman
                 DOB: 2/4/81
                 Education: graduate of Butler University
                 Research Analyst *1/04 to present
                 Workers' Compensation Case Mgr., Liberty Mutual Insurance *7/03 to 1/04
                 Investment Division Intern, AUL *5/2002 to 1/2003
                 Marketing Assistant, Merrill Lynch *12/2002-5/2002
--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
                 John C. Mason
                 DOB: 8/23/64
                 Education: graduate of Indiana University
                 Vice President, Marketable Corporate Bonds * 5/2003 to present Asst. Vice President, Marketable
                 Corporate Bonds                        8/1998 to 4/2003
                 Direct, Public Corporate Bonds         8/1995 to 8/1998
                 Investment Officer                     8/1994 to 8/1995

                 Matthew Hall
                 DOB: 12/31/71
                 Education: graduate of Western Kentucky University (BS and MBA) CFA & Investment Officer - Corporate Securities, AUL *09/2002 to Present
                 Financial Analyst III, First Tennessee National Bank,
                 5/1997 to 9/2002

                 Steven T. Holland
                 DOB: 10/10/58
                 Education: graduate of Miami University
                            graduate of Indiana University, Bloomington
                 Assistant V.P. Mortgage Loans *6/1996 to present

                 Robert E. Ferguson
                 DOB: 3/31/57
                 Education: graduate of Indiana University, Northwest Gary, IN graduate of IU School of Law
                 Deputy Counsel *8/06/2006 05/12/04 to present
                 Assistant General Counsel *12/1995 to 08/06/2004

                      * of applicant

II 7.(A)(B)(C)   AUL is a stock life insurance company existing under the laws of the State of Indiana. AUL primarily conducts a conventional life insurance, health insurance, reinsurance and annuity business. Applicant spends approximately 90% of its time conducting these activities.

II 8.C(1)        OneAmerica Securities, Inc.(Formerly known as: AUL Equity Sales
                 Corporation), a registered broker-dealer located at One
                 American Square, Indianapolis, Indiana 46206 is a wholly owned subsidiary of AUL is the distributor of all registered products offered by AUL.

II 8.c(2)        See Answer provided in ll 1.A of this Schedule F.

II 12.A (1)&(2)  The Board of Directors has adopted investment objectives for each of the portfolios. Additionally, the portfolios are subject to certain investment restrictions. Neither the investment objectives nor the investment restrictions may be changed without a majority vote of the shareholders of the affected Portfolio. The applicant has the authority to determine, without obtaining specific client consent, the amount and type of securities to be bought or sold, provided that the investment objectives and investment restrictions are followed.

II 12.A (3)&(4)  In executing transactions, the Adviser will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firms risk in positioning a block of securities. In effecting purchases and sales of portfolio securities in transactions on national stock exchanges for the account of a Portfolio, the Adviser may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as described below. In the case of securities trade on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or mark-up.

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

--------------------------------------------------------------------------------
II.9.E Some securities considered for investment by the Fund's Portfolios may also be appropriate for other accounts served by the Adviser, including the Adviser's general account. If a purchase or sale of securities consistent with the Investment policies of a Portfolio and one or more of these accounts served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and accounts in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Adviser and Board of Directors affiliates receive such services.
--------------------------------------------------------------------------------
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

         No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

         There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

         The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                         (NO WITHDRAWAL CHARGE CONTRACT)
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED
                             LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE
                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               DATED: MAY 1, 2005

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2005


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                      MODIFIED SINGLE PREMIUM VARIABLE LIFE


                                     Sold By


                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)
                       One American Square, P.O. Box 7127
                           Indianapolis, Indiana 46282
                          1-800-837-6442 - www.aul.com

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Modified Single Premium Variable Life policies, dated May 1, 2005.


          A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

                                TABLE OF CONTENTS
Description                                                                Page

GENERAL INFORMATION AND HISTORY ..........................................   3

DISTRIBUTION OF CONTRACTS ................................................   3

CUSTODY OF ASSETS ........................................................   3



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................   3



FINANCIAL STATEMENTS .....................................................   4

                         GENERAL INFORMATION AND HISTORY

     For a general description of AUL and AUL American Individual Variable Life Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                            DISTRIBUTION OF CONTRACTS

     OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. It's principal business address is the same as the Depositor's. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

     AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

     OneAmerica   Securities  serves  as  the  Principal   Underwriter   without
compensation from the Variable Account.

                                CUSTODY OF ASSETS

     The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2004 and 2003 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, and the financial statements of the AUL American Individual Variable Life Unit Trust, both appearing herein, have been audited by PricewaterhouseCoopers LLP as set forth in their reports thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.




A Message
From
The President & Chief Executive Officer of
American United Life Insurance Company

To Participants in AUL American Individual Variable Life Unit Trust

Despite repeated shifts in expectations, investment markets provided better returns in 2004 than most skeptics believed possible. During the year, the U.S. economy continued expanding, though at a more subdued pace. The Federal Reserve reversed its accommodative policy by raising the federal funds rate five times in 2004 from 1% to 2.25%. In addition, investors had to contend with higher energy prices, a weak U.S. dollar, elevated deficits, and terrorism fears.

Given these fundamentals, one would have expected bond returns to collapse last year. But one of the major investment surprises in 2004 was the strength in fixed income investments. Despite rising short-term rates, yields on longer-term bonds actually fell from their peaks, resulting in an unusual rally in the long end of the bond market. U.S. taxable bond funds returned an average 4.5% in 2004, according to mutual fund tracker Lipper Inc. Riskier bonds performed well during the year as investors discounted the risks associated with lower quality issues.

For equity investors, the dynamics were slightly different. Strategists had expected positive, single digit returns for the year. Yet by the end of September 2004, the S&P 500, a commonly used equity index, had only advanced 1.5%. Fortunately, the stock market staged a rally during the fourth quarter as investors breathed a sigh of relief upon conclusion of the presidential election. The S&P 500 ended the year with a 10.9% investment return.

As we look forward to 2005, investors are obviously wondering what the New Year will bring. Most economists believe the economy will continue to expand at a moderate, yet sustainable pace. The Federal Reserve plans to continue raising short-term rates at a "measured pace". Oil prices are expected to remain above $40 a barrel, and inflationary pressures could increase. Based on this backdrop, long-term rates could come under pressure at some point, thereby limiting the upside potential for bonds.

Despite the concerns already mentioned, the stock market has the ability to provide positive returns in 2005 and could also outperform bonds. However, investors should always remember that a wise plan for all seasons is to diversify investment holdings.

In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.

                                        Dayton H. Molendorp, CLU
                                        President & Chief Executive Officer of
                                        American United Life Insurance Company

Indianapolis, Indiana
February 8, 2005

                       Report of Independent Registered Public Accounting Firm


The Contract Owners of
AUL American Individual Variable Life Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Individual Variable Life Unit Trust (the "Trust") at December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers

Indianapolis, IN
February 14, 2005


      AUL American Individual Variable Life Unit Trust
          STATEMENTS OF NET ASSETS
      December 31, 2004


                                     OneAmerica Funds                                          Fidelity
                               -------------------------------------------------------------  ------------------------------
                               -------------------------------------------------------------  ------------------------------
                                                                Investment                         VIP            VIP
                                   Value        Money Market    Grade Bond    Asset Director   High Income       Growth
                               --------------- ------------------------------ ------------------------------ ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------


Assets:
Investments at value              $ 7,884,826    $ 3,151,873     $ 3,803,149    $ 8,094,332     $ 1,221,947     $ 5,797,210
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------
Net assets                        $ 7,884,826    $ 3,151,873     $ 3,803,149    $ 8,094,332     $ 1,221,947     $ 5,797,210
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============

Units outstanding                     861,552      2,585,581         518,172        914,606         252,691         988,303
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============
Accumulation unit value                $ 9.15         $ 1.22          $ 7.34         $ 8.85          $ 4.84          $ 5.87
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============






                                  Fidelity
                               ---------------------------------------------------------------------------------------------
                               ---------------------------------------------------------------------------------------------
                                    VIP             VIP            VIP             VIP             VIP            VIP
                                  Overseas     Asset Manager    Index 500     Equity-Income    Contrafund    Money Market
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------


Assets:
Investments at value              $ 1,919,384    $ 2,296,791    $ 10,965,589    $ 3,956,845     $ 7,665,984     $ 1,641,612
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------
Net assets                        $ 1,919,384    $ 2,296,791    $ 10,965,589    $ 3,956,845     $ 7,665,984     $ 1,641,612
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============

Units outstanding                     337,937        370,126       1,850,456        595,449         977,261       1,308,698
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============
Accumulation unit value                $ 5.68         $ 6.21          $ 5.93         $ 6.65          $ 7.84          $ 1.25
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============



    The Accompanying notes are an integral part of the financial statements.


      AUL American Individual Variable Life Unit Trust
            STATEMENTS OF NET ASSETS (continued)
      December 31, 2004



                                     American Century                             Alger                      T. Rowe Price
                               ---------------------------------------------- ------------------------------ ---------------
                               ---------------------------------------------- ------------------------------ ---------------
                                 VP Capital         VP          VP Income       American        American
                                Appreciation    International    & Growth         Growth        Small Cap    Equity Income
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------


Assets:
Investments at value                  $ 5,817    $ 1,601,732     $ 1,957,086    $ 8,046,996     $ 1,473,126     $ 6,447,558
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------
Net assets                            $ 5,817    $ 1,601,732     $ 1,957,086    $ 8,046,996     $ 1,473,126     $ 6,447,558
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============

Units outstanding                         971        293,331         367,872      1,329,424         449,765         859,694
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============
Accumulation unit value                $ 5.99         $ 5.46          $ 5.32         $ 6.05          $ 3.28          $ 7.50
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============






                                T. Rowe Price                     Janus                          Pioneer
                               ------------------------------ ------------------------------  ------------------------------
                               ------------------------------ ------------------------------  ------------------------------
                                Limited-Term      Mid-Cap       Worldwide       Flexible           VCT           Growth
                                    Bond           Growth         Growth          Income        Portfolio    Opportunities
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------


Assets:
Investments at value              $ 2,163,747    $ 2,862,434     $ 4,347,722    $ 2,413,899       $ 537,331     $ 2,153,645
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------
Net assets                        $ 2,163,747    $ 2,862,434     $ 4,347,722    $ 2,413,899       $ 537,331     $ 2,153,645
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============

Units outstanding                     332,282        443,850         907,872        344,723         135,440         307,315
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============
Accumulation unit value                $ 6.51         $ 6.45          $ 4.79         $ 7.00          $ 3.97          $ 7.01
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============


    The Accompanying notes are an integral part of the financial statements.



      AUL American Individual Variable Life Unit Trust
            STATEMENTS OF NET ASSETS (continued)
      December 31, 2004



                                   PBHG Insurance Series                                           AIM
                               -------------------------------------------------------------  ------------------------------
                               -------------------------------------------------------------  ------------------------------
                                                Technology &     Mid-Cap                                       Financial
                                 Growth II     Communication       Value        Small Cap       Dynamics        Services
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------


Assets:
Investments at value                $ 388,607      $ 700,065       $ 118,825      $ 129,516        $ 75,538       $ 244,342
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------
Net assets                          $ 388,607      $ 700,065       $ 118,825      $ 129,516        $ 75,538       $ 244,342
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============

Units outstanding                     177,218        766,449          15,310         16,648          14,259          40,470
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============
Accumulation unit value                $ 2.19         $ 0.91          $ 7.76         $ 7.78          $ 5.30          $ 6.04
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============






                                    AIM                                             Neuberger/Berman
                               ---------------------------------------------- ----------------------------------------------
                               ---------------------------------------------- ----------------------------------------------
                                   Health                                      AMT Fasciano                   AMT Limited
                                  Sciences       Utilities      High Yield       Class S       AMT Regency   Maturity Bond
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------


Assets:
Investments at value                $ 320,918      $ 178,770       $ 196,780      $ 344,571       $ 299,454       $ 342,995
                               --------------- -------------- --------------- --------------  -------------- ---------------
                               --------------- -------------- --------------- --------------  -------------- ---------------
Net assets                          $ 320,918      $ 178,770       $ 196,780      $ 344,571       $ 299,454       $ 342,995
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============

Units outstanding                      61,295         34,270          36,207         48,857          37,320          67,393
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============
Accumulation unit value                $ 5.24         $ 5.22          $ 5.43         $ 7.05          $ 8.02          $ 5.09
                               =============== ============== =============== ==============  ============== ===============
                               =============== ============== =============== ==============  ============== ===============


    The Accompanying notes are an integral part of the financial statements.




       AUL American Individual Variable Life Unit Trust
             STATEMENTS OF NET ASSETS (continued)
      December 31, 2004



                                  Calvert          Dreyfus
                               --------------- ------------------------------------
                               --------------- ------------------------------------
                               Social Mid-Cap        VIF            Technology
                                   Growth        Appreciation         Growth
                               --------------- ----------------- ------------------
                               --------------- ----------------- ------------------


Assets:
Investments at value                 $ 20,812          $ 21,370                $ -
                               --------------- ----------------- ------------------
                               --------------- ----------------- ------------------
Net assets                           $ 20,812          $ 21,370                $ -
                               =============== ================= ==================
                               =============== ================= ==================

Units outstanding                       3,933             4,109                  -
                               =============== ================= ==================
                               =============== ================= ==================
Accumulation unit value                $ 5.29            $ 5.20             $ 5.15
                               =============== ================= ==================
                               =============== ================= ==================


    The Accompanying notes are an integral part of the financial statements.


       AUL American Individual Variable Life Unit Trust
           STATEMENTS OF OPERATIONS
     For the year ended December 31, 2004



                                       OneAmerica Funds                                        Fidelity
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
                                                                 Investment                       VIP            VIP
                                     Value       Money Market    Grade Bond   Asset Director  High Income       Growth
                                 --------------- --------------- ------------ --------------- ----------------- -----------
                                 --------------- --------------- ------------ --------------- ----------------- -----------
Investment income:
Dividend income                     $ 54,635       $ 28,006      $ 135,993      $ 126,991       $ 73,143       $ 13,335
                                 --------------- --------------- -------------- --------------- ---------------------------
                                 --------------- --------------- -------------- --------------- ---------------------------
Net investment income                 54,635         28,006        135,993        126,991         73,143         13,335
                                 --------------- --------------- -------------- --------------- ---------------------------
                                 --------------- --------------- -------------- --------------- ---------------------------

Gain (loss) on investments:
Net realized gain (loss)              36,029              -         35,860         76,380          2,324       (292,671)
Realized gain distributions          328,732              -              -        323,710              -              -
Net change in unrealized
appreciation (depreciation)          505,220              -        (12,238)       259,938         25,904        469,234
                                 --------------- --------------- -------------- --------------- ---------------------------
                                 --------------- --------------- -------------- --------------- ---------------------------
Net gain (loss)                      869,981              -         23,622        660,028         28,228        176,563
                                 --------------- --------------- -------------- --------------- ---------------------------
                                 --------------- --------------- -------------- --------------- ---------------------------

Increase (decrease)  in
net assets from operation          $ 924,616       $ 28,006      $ 159,615      $ 787,019      $ 101,371      $ 189,898
                                 ==========================================================================================
                                 ==========================================================================================






                                    Fidelity
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
                                      VIP            VIP            VIP            VIP            VIP            VIP
                                    Overseas    Asset Manager    Index 500    Equity-Income   Contrafund    Money Market
                                 -------------- ---------------- ------------ --------------- ------------- ---------------
                                 -------------- ---------------- ------------ --------------- ------------- ---------------
Investment income:
Dividend income                    $ 9,492       $ 57,625      $ 116,539       $ 45,516       $ 20,064       $ 20,952
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Net investment income                9,492         57,625        116,539         45,516         20,064         20,952
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------

Gain (loss) on investments:
Net realized gain (loss)            20,524        (27,263)      (189,329)         7,407        (22,203)             -
Realized gain distributions              -              -              -         10,873              -              -
Net change in unrealized
appreciation (depreciation)        184,565         87,708      1,118,415        335,147        988,061              -
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Net gain (loss)                    205,089         60,445        929,086        353,427        965,858              -
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------

Increase (decrease)  in
net assets from operations       $ 214,581      $ 118,070    $ 1,045,625      $ 398,943      $ 985,922       $ 20,952
                                 ==========================================================================================
                                 ==========================================================================================


    The Accompanying notes are an integral part of the financial statements.



       AUL American Individual Variable Life Unit Trust
             STATEMENTS OF OPERATIONS (continued)
     For the year ended December 31, 2004



                                               American Century                   Alger                     T. Rowe Price
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
                                   VP Capital         VP         VP Income       American       American
                                  Appreciation   International    & Growth        Growth       Small Cap    Equity Income
                                 --------------- --------------- --------------- ------------- ------------ ---------------
                                 --------------- --------------- --------------- ------------- ------------ ---------------
Investment income:
Dividend income                    $      -       $ 6,022       $ 19,430       $      -       $      -       $ 88,348
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Net investment income                     -         6,022         19,430              -              -         88,348
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------

Gain (loss) on investments:
Net realized gain (loss)               (390)       (35,151)        (1,818)       (548,932)        14,552       24,626
Realized gain distributions               -              -              -              -              -       133,848
Net change in unrealized
appreciation (depreciation)            1,048       228,823        189,004         964,160        185,880       546,661
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Net gain (loss)                          658       193,672        187,186         415,228        200,432       705,135
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------

Increase (decrease)  in
net assets from operations             $ 658     $ 199,694      $ 206,616       $ 415,228      $ 200,432     $ 793,483
                                 ==========================================================================================
                                 ==========================================================================================





                                 T. Rowe Price                     Janus                        Pioneer
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
                                  Limited-Term     Mid-Cap       Worldwide       Flexible         VCT           Growth
                                      Bond          Growth         Growth         Income       Portfolio    Opportunities
                                 ---------------- -------------- --------------- ------------- ------------ ---------------
                                 ---------------- -------------- --------------- ------------- ------------ ---------------
Investment income:
Dividend income                        $ 68,535            $ -       $ 42,772      $ 130,268        $ 5,604            $ -
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Net investment income                    68,535              -         42,772        130,268          5,604              -
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------

Gain (loss) on investments:
Net realized gain (loss)                   (398)        37,894       (180,705)        10,650         44,089        488,041
Realized gain distributions                   -              -              -         15,956              -              -
Net change in unrealized
appreciation (depreciation)             (42,775)       390,566        336,320        (71,652)       (11,409)      (106,349)
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
Net gain (loss)                         (43,173)       428,460        155,615        (45,046)        32,680        381,692
                                 ------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------

Increase (decrease)  in
net assets from operations            $  25,362      $ 428,460      $ 198,387       $ 85,222       $ 38,284      $ 381,692
                                 ==========================================================================================
                                 ==========================================================================================


    The Accompanying notes are an integral part of the financial statements.


      AUL American Individual Variable Life Unit Trust
            STATEMENTS OF OPERATIONS (continued)
    For the year ended December 31, 2004



                                    PBHG Insurance Series                                         AIM
                                -------------------------------------------------------------------------------------------
                                -------------------------------------------------------------------------------------------
                                                Technology &     Mid-Cap                                       Financial
                                  Growth II    Communication      Value         Small Cap       Dynamics       Services
                                -------------- ------------------------------ ------------------------------ --------------
                                -------------- ------------------------------ ------------------------------ --------------
Investment income:
Dividend income                           $ -             $ -            $ -             $ -            $ -        $ 1,696
                                -------------- ------------------------------ ------------------------------ --------------
                                -------------- ------------------------------ ------------------------------ --------------
Net investment income                       -               -              -               -              -          1,696
                                -------------- ------------------------------ ------------------------------ --------------
                                -------------- ------------------------------ ------------------------------ --------------

Gain (loss) on investments:
Net realized gain (loss)              (12,555)        (84,770)         1,600             460          7,748         35,586
Realized gain distributions                 -               -          1,325               -              -              -
Net change in unrealized
appreciation (depreciation)            27,482          129,501        13,911          17,354          1,066        (18,534)
                                -------------- ------------------------------ ------------------------------ --------------
                                -------------- ------------------------------ ------------------------------ --------------
Net gain (loss)                        14,927           44,731        16,836          17,814          8,814         17,052
                                -------------- ------------------------------ ------------------------------ --------------
                                -------------- ------------------------------ ------------------------------ --------------

Increase (decrease)  in
net assets from operations           $ 14,927         $ 44,731      $ 16,836        $ 17,814        $ 8,814       $ 18,748
                                ============== ============================== ============================== ==============
                                ============== ============================== ============================== ==============





                                     AIM                                            Neuberger/Berman
                                --------------------------------------------- ---------------------------------------------
                                --------------------------------------------- ---------------------------------------------
                                   Health                                      AMT Fasciano                  AMT Limited
                                   Sciences      Utilities      High Yield       Class S      AMT Regency    Maturity Bond
                                -------------- ---------------- ------------- --------------- -------------- --------------
                                -------------- ---------------- ------------- --------------- -------------- --------------
Investment income:
Dividend income                           $ -         $ 2,439       $ 28,130             $ -           $ 42        $ 8,022
                                -------------- ------------------------------ ------------------------------ --------------
                                -------------- ------------------------------ ------------------------------ --------------
Net investment income                       -           2,439         28,130               -             42          8,022
                                -------------- ------------------------------ ------------------------------ --------------
                                -------------- ------------------------------ ------------------------------ --------------

Gain (loss) on investments:
Net realized gain (loss)               42,497          13,137        (16,058)            861          2,427           (408)
Realized gain distributions                 -               -              -             638              -              -
Net change in unrealized
appreciation (depreciation)           (21,778)         15,251          5,497          24,167         33,601         (7,406)
                                -------------- ------------------------------ ------------------------------ --------------
                                -------------- ------------------------------ ------------------------------ --------------
Net gain (loss)                        20,719          28,388        (10,561)         25,666         36,028         (7,814)
                                -------------- ------------------------------ ------------------------------ --------------
                                -------------- ------------------------------ ------------------------------ --------------

Increase (decrease)  in
net assets from operations           $ 20,719        $ 30,827       $ 17,569        $ 25,666       $ 36,070          $ 208
                                ============== ============================== ============================== ==============
                                ============== ============================== ============================== ==============


    The Accompanying notes are an integral part of the financial statements.


          AUL American Individual Variable Life Unit Trust
       STATEMENTS OF OPERATIONS (continued)
       For the year ended December 31, 2004

                                       Calvert           Dreyfus
                                   ----------------  -----------------------------------
                                   ----------------  -----------------------------------
                                   Social Mid-Cap          VIF            Technology
                                       Growth          Appreciation         Growth
                                   ----------------  -----------------  ----------------
                                   ----------------  -----------------  ----------------
                                   For the period     For the period    For the period
                                    from 05/28/04     from 05/28/04      from 05/28/04
                                   (commencement)     (commencement)    (commencement)
                                     to 12/31/04       to 12/31/04        to 12/31/04
                                   ----------------  -----------------  ----------------
                                   ----------------  -----------------  ----------------
Investment income:
Dividend income                                $ -              $ 296               $ -
                                   ----------------  -----------------  ----------------
                                   ----------------  -----------------  ----------------
Net investment income                            -                296                 -
                                   ----------------  -----------------  ----------------
                                   ----------------  -----------------  ----------------

Gain (loss) on investments:
Net realized gain (loss)                       (15)                 4                 -
Realized gain distributions                      -                  -                 -
Net change in unrealized
appreciation (depreciation)                    915                262                 -
                                   ----------------  -----------------  ----------------
                                   ----------------  -----------------  ----------------
Net gain (loss)                                900                266                 -
                                   ----------------  -----------------  ----------------
                                   ----------------  -----------------  ----------------

Increase (decrease)  in
net assets from operations                   $ 900              $ 562               $ -
                                   ================  =================  ================
                                   ================  =================  ================


    The Accompanying notes are an integral part of the financial statements.

  AUL American Individual Variable Life Unit Trust
        STATEMENTS OF CHANGES IN NET ASSETS



                                           OneAmerica Funds
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
                                          Value                              Money Market             Investment Grade Bond
                                     ------------------------------- ----------------------------- -----------------------------
                                     ------------------------------- ----------------------------- -----------------------------

                                          Year            Year           Year           Year           Year           Year
                                          ended           ended          ended          ended          ended          ended
                                       12/31/2004      12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ---------------- -------------- -------------- -------------- -------------- --------------
                                     ---------------- -------------- -------------- -------------- -------------- --------------

Increase in net assets from operations:
Net investment income (loss)                $ 54,635       $ 33,972       $ 28,006       $ 25,689      $ 135,993      $ 146,313
Net realized gain (loss)                      36,029         (1,260)             -              -         35,860         17,113
Realized gain distributions                  328,732              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                  505,220      1,095,500              -              -        (12,238)       (11,253)
                                     ---------------- -------------- -------------- -------------- -------------- --------------
                                     ---------------- -------------- -------------- -------------- -------------- --------------

Increase (decrease) in net assets
 from operations                             924,616      1,128,212         28,006         25,689        159,615        152,173
                                     ---------------- -------------- -------------- -------------- -------------- --------------
                                     ---------------- -------------- -------------- -------------- -------------- --------------


Contract owner transactions:
  Proceeds from units sold                 3,379,755      2,217,895      5,554,595      6,851,692      1,287,821      1,884,935
  Cost of units redeemed                    (568,656)      (797,961)    (5,945,116)    (7,434,107)      (855,009)    (1,391,642)
  Account charges                           (382,259)      (259,666)      (207,752)      (354,310)      (209,046)      (197,383)
                                     ---------------- -------------- -------------- -------------- -------------- --------------
                                     ---------------- -------------- -------------- -------------- -------------- --------------
    Increase (decrease)                    2,428,840      1,160,268       (598,273)      (936,725)       223,766        295,910
                                     ---------------- -------------- -------------- -------------- -------------- --------------
                                     ---------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)                    3,353,456      2,288,480       (570,267)      (911,036)       383,381        448,083
Net assets, beginning                      4,531,370      2,242,890      3,722,140      4,633,176      3,419,768      2,971,685
                                     ---------------- -------------- -------------- -------------- -------------- --------------
                                     ---------------- -------------- -------------- -------------- -------------- --------------
Net assets, ending                       $ 7,884,826    $ 4,531,370    $ 3,151,873    $ 3,722,140    $ 3,803,149    $ 3,419,768
                                     ================ ============== ============== ============== ============== ==============
                                     ================ ============== ============== ============== ============== ==============

Units sold                                   407,594        350,403      4,581,743      5,688,213        180,096        274,707
Units redeemed                              (115,332)      (165,663)    (5,076,054)    (6,465,850)      (147,067)      (231,611)
                                     ---------------- -------------- -------------- -------------- -------------- --------------
                                     ---------------- -------------- -------------- -------------- -------------- --------------
Net increase (decrease)                      292,262        184,740       (494,311)      (777,637)        33,029         43,096
Units outstanding, beginning                 569,290        384,550      3,079,892      3,857,529        485,143        442,047
                                     ---------------- -------------- -------------- -------------- -------------- --------------
                                     ---------------- -------------- -------------- -------------- -------------- --------------
Units outstanding, ending                    861,552        569,290      2,585,581      3,079,892        518,172        485,143
                                     ================ ============== ============== ============== ============== ==============
                                     ================ ============== ============== ============== ============== ==============


    The Accompanying notes are an integral part of the financial statements.



AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                           OneAmerica Funds          Fidelity
                                     ------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------------------
                                     Asset Director                       VIP High Income          VIP Growth
                                     ------------------------------- ---------------------------- -----------------------------
                                     ------------------------------- ---------------------------- -----------------------------

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase in net assets from operations:
Net investment income (loss)              $ 126,991       $ 82,594       $ 73,143       $ 40,593       $ 13,335       $ 10,616
Net realized gain (loss)                     76,380         (2,888)         2,324        (41,836)      (292,671)      (468,016)
Realized gain distributions                 323,710              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                 259,938        919,027         25,904        159,915        469,234      1,663,881
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase (decrease) in
net assets from operations                  787,019        998,733        101,371        158,672        189,898      1,206,481
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------


Contract owner transactions:
  Proceeds from units sold                3,228,896      3,122,441        424,801        499,330      1,691,345      1,449,979
  Cost of units redeemed                   (920,060)      (938,553)       (95,495)      (229,453)      (731,764)      (607,573)
  Account charges                          (394,500)      (286,865)       (75,343)       (54,911)      (459,074)      (413,834)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
    Increase (decrease)                   1,914,336      1,897,023        253,963        214,966        500,507        428,572
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                   2,701,355      2,895,756        355,334        373,638        690,405      1,635,053
Net assets, beginning                     5,392,977      2,497,221        866,613        492,975      5,106,805      3,471,752
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net assets, ending                      $ 8,094,332    $ 5,392,977    $ 1,221,947      $ 866,613    $ 5,797,210    $ 5,106,805
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============

Units sold                                  395,011        460,775         93,905        126,563        300,447        306,301
Units redeemed                             (160,135)      (182,301)       (37,615)       (72,353)      (212,159)      (219,009)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                     234,876        278,474         56,290         54,210         88,288         87,292
Units outstanding, beginning                679,730        401,256        196,401        142,191        900,015        812,723
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Units outstanding, ending                   914,606        679,730        252,691        196,401        988,303        900,015
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============


    The Accompanying notes are an integral part of the financial statements.





AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                        Fidelity
                                     ------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------------------
                                      VIP Overseas                       VIP Asset Manager        VIP Index 500
                                     -------------------------------- --------------------------- -----------------------------
                                     -------------------------------- --------------------------- -----------------------------

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase in net assets from operations:
Net investment income (loss)                $ 9,492        $ 3,490       $ 57,625       $ 56,191      $ 116,539      $ 100,278
Net realized gain (loss)                     20,524        133,016        (27,263)       (50,372)      (189,329)      (513,566)
Realized gain distributions                       -              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                 184,565         88,164         87,708        281,564      1,118,415      2,234,883
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase (decrease) in
net assets from operations                  214,581        224,670        118,070        287,383      1,045,625      1,821,595
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------


Contract owner transactions:
  Proceeds from units sold                1,337,069      2,611,041        432,730        670,414      3,279,089      2,445,270
  Cost of units redeemed                   (221,170)    (2,504,691)      (189,324)      (207,283)    (1,513,903)    (1,183,628)
  Account charges                           (87,004)       (35,331)      (150,788)      (135,215)      (654,249)      (571,205)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
    Increase (decrease)                   1,028,895         71,019         92,618        327,916      1,110,937        690,437
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                   1,243,476        295,689        210,688        615,299      2,156,562      2,512,032
Net assets, beginning                       675,908        380,219      2,086,103      1,470,804      8,809,027      6,296,995
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net assets, ending                      $ 1,919,384      $ 675,908    $ 2,296,791    $ 2,086,103   $ 10,965,589    $ 8,809,027
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============

Units sold                                  262,864        704,426         72,726        124,314        601,552        529,835
Units redeemed                              (60,157)      (678,257)       (57,159)       (64,676)      (395,418)      (394,815)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                     202,707         26,169         15,567         59,638        206,134        135,020
Units outstanding, beginning                135,230        109,061        354,559        294,921      1,644,322      1,509,302
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Units outstanding, ending                   337,937        135,230        370,126        354,559      1,850,456      1,644,322
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============


    The Accompanying notes are an integral part of the financial statements.




 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                        Fidelity
                                     ------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------------------
                                           VIP Equity-Income              VIP Contrafund               VIP Money Market
                                     ------------------------------- ---------------------------- -----------------------------
                                     ------------------------------- ---------------------------- -----------------------------

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase in net assets from operations:
Net investment income (loss)               $ 45,516       $ 36,756       $ 20,064       $ 17,338       $ 20,952       $ 14,316
Net realized gain (loss)                      7,407        (57,887)       (22,203)      (101,387)             -              -
Realized gain distributions                  10,873              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                 335,147        632,323        988,061      1,236,098              -              -
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase (decrease) in
net assets from operations                  398,943        611,192        985,922      1,152,049         20,952         14,316
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------


Contract owner transactions:
  Proceeds from units sold                1,349,420        727,998      2,262,570      2,084,700        821,216      3,914,743
  Cost of units redeemed                   (391,835)      (298,761)      (791,699)      (591,445)    (1,137,525)    (3,445,951)
  Account charges                          (212,543)      (163,132)      (469,455)      (371,774)      (101,107)      (116,494)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
    Increase (decrease)                     745,042        266,105      1,001,416      1,121,481       (417,416)       352,298
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                   1,143,985        877,297      1,987,338      2,273,530       (396,464)       366,614
Net assets, beginning                     2,812,860      1,935,563      5,678,646      3,405,116      2,038,076      1,671,462
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net assets, ending                      $ 3,956,845    $ 2,812,860    $ 7,665,984    $ 5,678,646    $ 1,641,612    $ 2,038,076
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============

Units sold                                  221,001        145,405        318,979        360,595        659,660      3,173,974
Units redeemed                              (97,651)       (96,695)      (177,670)      (168,557)      (995,382)    (2,893,097)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                     123,350         48,710        141,309        192,038       (335,722)       280,877
Units outstanding, beginning                472,099        423,389        835,952        643,914      1,644,420      1,363,543
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Units outstanding, ending                   595,449        472,099        977,261        835,952      1,308,698      1,644,420
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============


    The Accompanying notes are an integral part of the financial statements.



 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                         American Century
                                     ------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------------------
                                        VP Capital Appreciation          VP International              VP Income & Growth
                                     ------------------------------- ---------------------------- -----------------------------
                                     ------------------------------- ---------------------------- -----------------------------

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase in net assets from operations:
Net investment income (loss)                    $ -            $ -        $ 6,022        $ 4,944       $ 19,430        $ 9,538
Net realized gain (loss)                       (390)          (157)       (35,151)       (52,639)        (1,818)       (31,533)
Realized gain distributions                       -              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                   1,048          3,940        228,823        247,726        189,004        268,216
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase (decrease) in
net assets from operations                      658          3,783        199,694        200,031        206,616        246,221
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------


Contract owner transactions:
  Proceeds from units sold                        -          1,700        698,053        354,645        753,284        525,254
  Cost of units redeemed                    (17,288)            (4)      (269,925)       (86,692)      (145,436)       (82,412)
  Account charges                              (171)          (696)       (75,094)       (56,155)      (108,567)       (71,507)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
    Increase (decrease)                     (17,459)         1,000        353,034        211,798        499,281        371,335
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                     (16,801)         4,783        552,728        411,829        705,897        617,556
Net assets, beginning                        22,618         17,835      1,049,004        637,175      1,251,189        633,633
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net assets, ending                          $ 5,817       $ 22,618    $ 1,601,732    $ 1,049,004    $ 1,957,086    $ 1,251,189
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============

Units sold                                        -            345        142,849         89,699        154,172        130,444
Units redeemed                               (3,087)          (141)       (70,311)       (35,882)       (52,096)       (38,763)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                      (3,087)           204         72,538         53,817        102,076         91,681
Units outstanding, beginning                  4,058          3,854        220,793        166,976        265,796        174,115
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Units outstanding, ending                       971          4,058        293,331        220,793        367,872        265,796
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============


    The Accompanying notes are an integral part of the financial statements.



 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                                                Alger                                    T. Rowe Price
                                     ------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------ -----------------------------
                                            American Growth             American Small Cap        Equity Income
                                     ------------------------------ ----------------------------- -----------------------------
                                     ------------------------------ ----------------------------- -----------------------------

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase in net assets from operations:
Net investment income (loss)                    $ -            $ -            $ -            $ -       $ 88,348       $ 61,157
Net realized gain (loss)                   (548,932)      (969,946)        14,552        (16,311)        24,626        (40,908)
Realized gain distributions                       -              -              -              -        133,848              -
Net change in unrealized
appreciation (depreciation)                 964,160      2,834,666        185,880        260,007        546,661        833,848
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase (decrease) in
net assets from operations                  415,228      1,864,720        200,432        243,696        793,483        854,097
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------


Contract owner transactions:
  Proceeds from units sold                1,752,759      1,017,268        556,287        543,100      1,987,421      2,187,876
  Cost of units redeemed                 (1,090,087)       (18,956)      (225,942)      (148,293)      (626,563)      (803,184)
  Account charges                          (585,118)      (558,893)       (71,297)       (50,773)      (390,597)      (289,679)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
    Increase (decrease)                      77,554        439,419        259,048        344,034        970,261      1,095,013
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                     492,782      2,304,139        459,480        587,730      1,763,744      1,949,110
Net assets, beginning                     7,554,214      5,250,075      1,013,646        425,916      4,683,814      2,734,704
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net assets, ending                      $ 8,046,996    $ 7,554,214    $ 1,473,126    $ 1,013,646    $ 6,447,558    $ 4,683,814
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============

Units sold                                  306,230        455,881        189,945        232,233        291,925        390,072
Units redeemed                             (293,422)      (375,993)      (100,943)       (87,232)      (149,924)      (198,267)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                      12,808         79,888         89,002        145,001        142,001        191,805
Units outstanding, beginning              1,316,616      1,236,728        360,763        215,762        717,693        525,888
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Units outstanding, ending                 1,329,424      1,316,616        449,765        360,763        859,694        717,693
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============


    The Accompanying notes are an integral part of the financial statements.


 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                             T. Rowe Price                                            Janus
                                     ------------------------------------------------------------ -----------------------------
                                     ------------------------------------------------------------ -----------------------------
                                           Limited-Term Bond              Mid-Cap Growth                Worldwide Growth
                                     ------------------------------- ---------------------------- -----------------------------
                                     ------------------------------- ---------------------------- -----------------------------

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase in net assets from operations:
Net investment income (loss)               $ 68,535       $ 54,032            $ -            $ -       $ 42,772       $ 35,853
Net realized gain (loss)                       (398)         1,898         37,894         (6,536)      (180,705)      (195,535)
Realized gain distributions                       -          3,261              -              -              -              -
Net change in unrealized
appreciation (depreciation)                 (42,775)        (4,693)       390,566        424,594        336,320        894,580
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase (decrease) in
net assets from operations                   25,362         54,498        428,460        418,058        198,387        734,898
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------


Contract owner transactions:
  Proceeds from units sold                1,145,014      1,072,315      1,128,593        878,355      1,093,485      1,188,424
  Cost of units redeemed                   (602,831)      (187,706)      (379,893)      (213,686)      (597,277)      (360,178)
  Account charges                          (114,228)       (63,849)      (158,837)       (97,154)      (318,548)      (296,445)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
    Increase (decrease)                     427,955        820,760        589,863        567,515        177,660        531,801
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                     453,317        875,258      1,018,323        985,573        376,047      1,266,699
Net assets, beginning                     1,710,430        835,172      1,844,111        858,538      3,971,675      2,704,976
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net assets, ending                      $ 2,163,747    $ 1,710,430    $ 2,862,434    $ 1,844,111    $ 4,347,722    $ 3,971,675
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============

Units sold                                  177,106        169,727        199,383        191,487        240,864        305,105
Units redeemed                             (110,395)       (39,820)       (93,932)       (71,105)      (201,973)      (169,853)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                      66,711        129,907        105,451        120,382         38,891        135,252
Units outstanding, beginning                265,571        135,664        338,399        218,017        868,981        733,729
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Units outstanding, ending                   332,282        265,571        443,850        338,399        907,872        868,981
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============


    The Accompanying notes are an integral part of the financial statements.



 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                         Janus                        Pioneer
                                     ------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------------------
                                            Flexible Income        VCT Portfolio                      Growth Opportunities
                                     ---------------------------- ------------------------------- -----------------------------
                                     ---------------------------- ------------------------------- -------------- --------------

                                          Year           Year           Year           Year           Year       Year
                                         ended          ended          ended          ended           ended      ended
                                       12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase in net assets from operations:
Net investment income (loss)              $ 130,268       $ 90,714        $ 5,604        $ 3,911            $ -            $ -
Net realized gain (loss)                     10,650         23,925         44,089        (37,036)       488,041        (84,602)
Realized gain distributions                  15,956              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                 (71,652)       (16,492)       (11,409)       111,957       (106,349)       496,446
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase (decrease) in
net assets from operations                   85,222         98,147         38,284         78,832        381,692        411,844
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------


Contract owner transactions:
  Proceeds from units sold                  791,533      1,441,002        121,485        187,077        719,342        531,767
  Cost of units redeemed                   (256,712)      (774,409)       (30,446)       (74,382)      (286,013)      (209,973)
  Account charges                          (124,650)      (113,647)       (39,537)       (36,477)      (133,233)       (95,743)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
    Increase (decrease)                     410,171        552,946         51,502         76,218        300,096        226,051
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                     495,393        651,093         89,786        155,050        681,788        637,895
Net assets, beginning                     1,918,506      1,267,413        447,545        292,495      1,471,857        833,962
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net assets, ending                      $ 2,413,899    $ 1,918,506      $ 537,331      $ 447,545    $ 2,153,645    $ 1,471,857
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============

Units sold                                  115,755        220,443         32,674         55,347        117,826        117,538
Units redeemed                              (55,876)      (135,867)       (18,721)       (32,923)       (67,429)       (68,784)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                      59,879         84,576         13,953         22,424         50,397         48,754
Units outstanding, beginning                284,844        200,268        121,487         99,063        256,918        208,164
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Units outstanding, ending                   344,723        284,844        135,440        121,487        307,315        256,918
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============


    The Accompanying notes are an integral part of the financial statements.





 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                         PBHG Insurance Series
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
                                       Growth II                   Technology & Communication             Mid-Cap Value
                                     ---------------------------- ------------------------------- ------------------------------
                                     ---------------------------- ------------------------------- ------------------------------
                                                                                                                 For the period
                                          Year           Year           Year           Year            Year      from 05/01/03
                                         ended          ended          ended          ended           ended      (commencement)
                                       12/31/2004     12/31/2003     12/31/2004     12/31/2003      12/31/2004   to 12/31/2003
                                     ------------------------------------------------------------ ------------------------------
                                     ------------------------------------------------------------ ------------------------------

Increase in net assets from operations:
Net investment income (loss)                    $ -            $ -            $ -            $ -             $ -            $ -
Net realized gain (loss)                    (12,555)       (27,446)       (84,770)       (35,795)          1,600          1,928
Realized gain distributions                       -              -              -              -           1,325              -
Net change in unrealized
appreciation (depreciation)                  27,482         82,899        129,501        214,318          13,911          2,355
                                     ------------------------------------------------------------ ------------------------------
                                     ------------------------------------------------------------ ------------------------------

Increase (decrease) in
 net assets from operations                  14,927         55,453         44,731        178,523          16,836          4,283
                                     ------------------------------------------------------------ ------------------------------
                                     ------------------------------------------------------------ ------------------------------


Contract owner transactions:
  Proceeds from units sold                  166,129        145,774        311,479        266,819          85,960         54,803
  Cost of units redeemed                    (74,876)       (64,233)      (248,397)       (80,598)        (10,798)       (26,833)
  Account charges                           (24,939)       (20,443)       (59,347)       (56,833)         (4,212)        (1,214)
                                     ------------------------------------------------------------ ------------------------------
                                     ------------------------------------------------------------ ------------------------------
    Increase (decrease)                      66,314         61,098          3,735        129,388          70,950         26,756
                                     ------------------------------------------------------------ ------------------------------
                                     ------------------------------------------------------------ ------------------------------
Net increase (decrease)                      81,241        116,551         48,466        307,911          87,786         31,039
Net assets, beginning                       307,366        190,815        651,599        343,688          31,039              -
                                     ------------------------------------------------------------ ------------------------------
                                     ------------------------------------------------------------ ------------------------------
Net assets, ending                        $ 388,607      $ 307,366      $ 700,065      $ 651,599       $ 118,825       $ 31,039
                                     ============================================================ ==============================
                                     ============================================================ ==============================

Units sold                                   80,306         81,475        367,643        375,479          12,772          9,518
Units redeemed                              (52,502)       (48,658)      (360,319)      (198,997)         (2,215)        (4,765)
                                     ------------------------------------------------------------ ------------------------------
                                     ------------------------------------------------------------ ------------------------------
Net increase (decrease)                      27,804         32,817          7,324        176,482          10,557          4,753
Units outstanding, beginning                149,414        116,597        759,125        582,643           4,753              -
                                     ------------------------------------------------------------ ------------------------------
                                     ------------------------------------------------------------ ------------------------------
Units outstanding, ending                   177,218        149,414        766,449        759,125          15,310          4,753
                                     ============================================================ ==============================
                                     ============================================================ ==============================


    The Accompanying notes are an integral part of the financial statements.




 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                         PBHG Insurance Series          AIM
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------
                                       Small Cap                      Dynamics                          Financial Services
                                     -------------------------------- --------------------------- -----------------------------
                                     -------------------------------- --------------------------- -----------------------------
                                                    For the period
                                          Year      from 05/01/03       Year           Year           Year           Year
                                         ended      (commencement)     ended          ended           ended          ended
                                       12/31/2004   to 12/31/2003    12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase in net assets from operations:
Net investment income (loss)                    $ -            $ -            $ -            $ -        $ 1,696        $ 1,032
Net realized gain (loss)                        460              5          7,748          2,053         35,586         (1,701)
Realized gain distributions                       -              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                  17,354            343          1,066          6,980        (18,534)        36,574
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase (decrease) in
net assets from operations                   17,814            348          8,814          9,033         18,748         35,905
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------


Contract owner transactions:
  Proceeds from units sold                  114,868          5,771         23,682         66,889         60,291         94,819
  Cost of units redeemed                     (3,026)             -        (17,525)       (16,515)       (10,404)       (11,452)
  Account charges                            (6,112)          (147)        (4,713)        (3,711)       (12,888)       (10,319)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
    Increase (decrease)                     105,730          5,624          1,444         46,663         36,999         73,048
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                     123,544          5,972         10,258         55,696         55,747        108,953
Net assets, beginning                         5,972              -         65,280          9,584        188,595         79,642
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net assets, ending                        $ 129,516        $ 5,972       $ 75,538       $ 65,280      $ 244,342      $ 188,595
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============

Units sold                                   17,085            915          4,933         16,318         10,277         20,414
Units redeemed                               (1,329)           (23)        (4,649)        (5,180)        (4,137)        (4,858)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                      15,756            892            284         11,138          6,140         15,556
Units outstanding, beginning                    892              -         13,975          2,837         34,330         18,774
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Units outstanding, ending                    16,648            892         14,259         13,975         40,470         34,330
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============


    The Accompanying notes are an integral part of the financial statements.





 AUL American Individual Variable Life Unit Trust
         STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                          AIM
                                     ------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------------------
                                            Health Sciences          Utilities                     High Yield
                                     ----------------------------- ------------------------------ -----------------------------
                                     ----------------------------- ------------------------------ -----------------------------

                                          Year           Year           Year           Year           Year           Year
                                         ended          ended          ended          ended           ended          ended
                                       12/31/2004     12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase in net assets from operations:
Net investment income (loss)                    $ -            $ -        $ 2,439        $ 1,662       $ 28,130        $ 9,110
Net realized gain (loss)                     42,497        (13,555)        13,137            606        (16,058)        21,168
Realized gain distributions                       -              -              -              -              -              -
Net change in unrealized
appreciation (depreciation)                 (21,778)        60,903         15,251          8,723          5,497             (5)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------

Increase (decrease) in
net assets from operations                   20,719         47,348         30,827         10,991         17,569         30,273
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------


Contract owner transactions:
  Proceeds from units sold                   93,980        182,959         72,304         59,350        259,713        124,673
  Cost of units redeemed                    (23,878)       (84,568)       (11,133)       (12,496)      (204,244)       (97,942)
  Account charges                           (23,438)       (21,210)        (5,180)        (2,814)        (8,939)        (6,954)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
    Increase (decrease)                      46,664         77,181         55,991         44,040         46,530         19,777
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                      67,383        124,529         86,818         55,031         64,099         50,050
Net assets, beginning                       253,535        129,006         91,952         36,921        132,681         82,631
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net assets, ending                        $ 320,918      $ 253,535      $ 178,770       $ 91,952      $ 196,780      $ 132,681
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============

Units sold                                   17,908         44,778         15,161         16,194         50,323         24,951
Units redeemed                               (9,583)       (26,154)        (3,474)        (4,280)       (37,122)       (20,639)
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Net increase (decrease)                       8,325         18,624         11,687         11,914         13,201          4,312
Units outstanding, beginning                 52,970         34,346         22,583         10,669         23,006         18,694
                                     ------------------------------------------------------------ -------------- --------------
                                     ------------------------------------------------------------ -------------- --------------
Units outstanding, ending                    61,295         52,970         34,270         22,583         36,207         23,006
                                     ============================================================ ============== ==============
                                     ============================================================ ============== ==============


    The Accompanying notes are an integral part of the financial statements.





 AUL American Individual Variable Life Unit Trust
          STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                            Neuberger/Berman
                                     --------------------------------------------------------------------------------------------
                                     --------------------------------------------------------------------------------------------
                                          AMT Fasciano Class S               AMT Regency             AMT Limited Maturity Bond
                                     -------------------------------- ---------------------------- ------------------------------
                                     -------------------------------- ---------------------------- ------------------------------
                                                    For the period                 For the period                 For the period
                                          Year       from 05/01/03       Year      from 05/01/03       Year       from 05/01/03
                                         ended      (commencement)      ended      (commencement)      ended      (commencement)
                                       12/31/2004    to 12/31/2003    12/31/2004   to 12/31/2003    12/31/2004    to 12/31/2003
                                     ------------------------------------------------------------- -------------- ---------------
                                     ------------------------------------------------------------- -------------- ---------------

Increase in net assets from operations:
Net investment income (loss)                    $ 0             $ 1           $ 42            $ -        $ 8,022            $ 87
Net realized gain (loss)                        861              66          2,427             23           (408)             (6)
Realized gain distributions                     638               -              -              -              -               -
Net change in unrealized
 appreciation (depreciation)                 24,167            391         33,601            873         (7,406)            (64)
                                     ------------------------------------------------------------- -------------- ---------------
                                     ------------------------------------------------------------- -------------- ---------------

Increase (decrease) in
net assets from operations                   25,666             458         36,070            896            208              17
                                     ------------------------------------------------------------- -------------- ---------------
                                     ------------------------------------------------------------- -------------- ---------------


Contract owner transactions:
  Proceeds from units sold                  329,225          19,570        341,086         19,780        359,821           3,331
  Cost of units redeemed                    (13,110)         (3,003)       (84,102)        (4,137)       (14,005)              -
  Account charges                           (14,142)            (93)        (9,957)          (182)        (6,079)           (298)
                                     ------------------------------------------------------------- -------------- ---------------
                                     ------------------------------------------------------------- -------------- ---------------
    Increase (decrease)                     301,973          16,474        247,027         15,461        339,737           3,033
                                     ------------------------------------------------------------- -------------- ---------------
                                     ------------------------------------------------------------- -------------- ---------------
Net increase (decrease)                     327,639          16,932        283,097         16,357        339,945           3,050
Net assets, beginning                        16,932               -         16,357              -          3,050               -
                                     ------------------------------------------------------------- -------------- ---------------
                                     ------------------------------------------------------------- -------------- ---------------
Net assets, ending                        $ 344,571        $ 16,932      $ 299,454       $ 16,357      $ 342,995         $ 3,050
                                     ============================================================= ============== ===============
                                     ============================================================= ============== ===============

Units sold                                   50,335           3,239         48,303          3,243         70,737             663
Units redeemed                               (4,164)           (553)       (13,477)          (749)        (3,948)            (59)
                                     ------------------------------------------------------------- -------------- ---------------
                                     ------------------------------------------------------------- -------------- ---------------
Net increase (decrease)                      46,171           2,686         34,826          2,494         66,789             604
Units outstanding, beginning                  2,686               -          2,494              -            604               -
                                     ------------------------------------------------------------- -------------- ---------------
                                     ------------------------------------------------------------- -------------- ---------------
Units outstanding, ending                    48,857           2,686         37,320          2,494         67,393             604
                                     ============================================================= ============== ===============
                                     ============================================================= ============== ===============


    The Accompanying notes are an integral part of the financial statements.





  AUL American Individual Variable Life Unit Trust
          STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                         Calvert        Dreyfus
                                     ------------------------------------------------------
                                     ------------------------------------------------------
                                     Social Mid-Cap VIF Appreciation      Technology Growth
                                     -------------- --------------------- -----------------
                                     -------------- --------------------- -----------------
                                     For the period  For the period  For the period
                                      from 05/28/04  from 05/28/04   from 05/28/04
                                     (commencement)  (commencement)  (commencement)
                                      to 12/31/2004  to 12/31/2004   to 12/31/2004
                                     ------------------------------- ---------------
                                     ------------------------------- ---------------

Increase in net assets from operations:
Net investment income (loss)                   $ -          $ 296             $ -
Net realized gain (loss)                       (15)             4               -
Realized gain distributions                      -              -               -
Net change in unrealized
appreciation (depreciation)                    915            262               -
                                     ------------------------------- ---------------
                                     ------------------------------- ---------------

Increase (decrease) in
net assets from operations                     900            562               -
                                     ------------------------------- ---------------
                                     ------------------------------- ---------------


Contract owner transactions:
  Proceeds from units sold                  20,565         21,078              57
  Cost of units redeemed                       (81)             -             (56)
  Account charges                             (572)          (270)             (1)
                                     ------------------------------- ---------------
                                     ------------------------------- ---------------
    Increase (decrease)                     19,912         20,808               -
                                     ------------------------------- ---------------
                                     ------------------------------- ---------------
Net increase (decrease)                     20,812         21,370               -
Net assets, beginning                            -              -               -
                                     ------------------------------- ---------------
                                     ------------------------------- ---------------
Net assets, ending                        $ 20,812       $ 21,370             $ -
                                     =============================== ===============
                                     =============================== ===============

Units sold                                   4,065          4,161              13
Units redeemed                                (132)           (52)            (13)
                                     ------------------------------- ---------------
                                     ------------------------------- ---------------
Net increase (decrease)                      3,933          4,109               -
Units outstanding, beginning                     -              -               -
                                     ------------------------------- ---------------
                                     ------------------------------- ---------------
Units outstanding, ending                    3,933          4,109               -
                                     =============================== ===============
                                     =============================== ===============


    The Accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS


1. Organization and Summary of Selected Significant

Accounting Policies The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company
(AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds), Fidelity Variable Insurance Products Fund (Fidelity), American Century Variable Portfolios, Inc. (American Century), The Alger American Fund (Alger), Janus Aspen Series (Janus), Pioneer Investments (Pioneer), formerly Safeco Resources Series Trust (Safeco), T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (T. Rowe Price), AIM Funds (AIM), formerly INVESCO Variable Investment Funds, Inc. (INVESCO), Neuberger Berman Advisers Management Trust (Neuberger/Berman), Dreyfus Variable Investment Fund (Dreyfus), Calvert Variable Series, Inc. (Calvert), and PBHG Insurance Series Fund, Inc. (PBHG).


On March 16, 2004, AUL redirected the Variable Accounts assets into the correct underlying mutual fund portfolios of INVESCO Variable Investment Funds, Inc. On March 23, 2004, AUL contributed $ 9,050 to the Variable Account in order to credit all Contract Owners with appropriate Contract Values.

As of December 10, 2004, the Safeco RST Core Equity merger with the Pioneer VCT Portfolio and the Safeco RST Growth Opportunities became the Pioneer Growth Opportunities. As of October 15, 2004 All the INVESCO Investments Funds became AIM Funds.

As of April 29, 2004, the INVESCO VIF Real Estate Opportunities changed its name to AIM V.I. Real Estate Fund Series I. Additionally, the INVESCO High Yield merged with AIM V.I. High Yield Fund Series I.

Security Valuation,  Transactions and Related Income

The value of investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Related Party  Transactions

OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value 0.50% Investment Grade Bond 0.50% Money Market 0.40% Asset Director 0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds. These fees are paid to AUL in addition to the account charges described below.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. 2. Account Charges With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2004 and December 31, 2003 were $5,703,786 and $4,815,416, respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets. Deductions are described as follows:

Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of a surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration and (7) monthly premium tax charges at an annual rate of .25% of the account value during the first ten policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Flexible Premium  Adjustable Policy: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $17.50 per month in the first year and $6.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen. 3. Accumulation Unit Value A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ended December 31, or from commencement of operations are presented below. The total returns presented are based on the change in unit values, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years in which operations have commenced. Total return does not include mortality and expense risk charges, which are imposed at the contract level. Therefore, total return would be lower if these charges were included.




3.   Accumulation Unit Value (continued)
                                                                                       Expenses as a
                                                       Unit         Net Assets          % of Average        Total
                                                      Value           (000s)             Net Assets         Return
                                                  ---------------  -----------------   ---------------  ---------------
                                                  ---------------  -----------------   ---------------  ---------------
     OneAmerica Funds:
     Value
                           December 31, 2004          $ 9.15           $ 7,885             N\A             14.9%
                                        2003            7.96             4,531             N\A             36.5%
                                        2002            5.83             2,243             N\A             -7.0%
                                        2001            6.27               861             N\A             11.3%
                                        2000            5.63               393             N\A             17.6%
     Money Market
                           December 31, 2004            1.22             3,152             N\A              0.8%
                                        2003            1.21             3,722             N\A              0.8%
                                        2002            1.20             4,633             N\A              0.8%
                                        2001            1.19             2,570             N\A              3.6%
                                        2000            1.15             1,117             N\A              6.0%
     Investment Grade Bond
                           December 31, 2004            7.34             3,803             N\A              4.1%
                                        2003            7.05             3,420             N\A              4.9%
                                        2002            6.72             2,972             N\A              7.9%
                                        2001            6.23             1,094             N\A              7.1%
                                        2000            5.82               567             N\A             10.8%
     Asset Director
                           December 31, 2004            8.85             8,094             N\A             11.6%
                                        2003            7.93             5,393             N\A             27.5%
                                        2002            6.22             2,497             N\A             -2.7%
                                        2001            6.39               889             N\A             10.6%
                                        2000            5.78               232             N\A             15.6%




           NOTES TO FINANCIAL STATEMENTS (continued)

3.   Accumulation Unit Value (continued)
                                                                                       Expenses as a
                                                       Unit         Net Assets          % of Average        Total
                                                      Value           (000s)             Net Assets         Return
                                                  ---------------  -----------------   ---------------  ---------------
                                                  ---------------  -----------------   ---------------  ---------------
 Fidelity:
     VIP High Income
                           December 31, 2004          $ 4.84           $ 1,222             N\A                   9.8%
                                        2003            4.41               867             N\A                  27.1%
                                        2002            3.47               493             N\A                   3.6%
                                        2001            3.35               399             N\A                 -11.7%
                                        2000            3.80               332             N\A                 -22.5%
     VIP Growth
                           December 31, 2004            5.87             5,797             N\A                   3.5%
                                        2003            5.67             5,107             N\A                  32.8%
                                        2002            4.27             3,472             N\A                 -30.1%
                                        2001            6.11             4,880             N\A                 -17.6%
                                        2000            7.42             4,001             N\A                 -11.0%
     VIP Overseas
                           December 31, 2004            5.68             1,919             N\A                  13.6%
                                        2003            5.00               676             N\A                  43.3%
                                        2002            3.49               380             N\A                 -20.1%
                                        2001            4.37               506             N\A                 -21.2%
                                        2000            5.55               390             N\A                 -19.1%
     VIP Asset Manager
                           December 31, 2004            6.21             2,297             N\A                   5.6%
                                        2003            5.88             2,086             N\A                  17.8%
                                        2002            4.99             1,471             N\A                  -8.6%
                                        2001            5.46             1,588             N\A                  -4.2%
                                        2000            5.70             1,178             N\A                  -3.9%
     VIP Index 500
                           December 31, 2004            5.93            10,966             N\A                  10.6%
                                        2003            5.36             8,809             N\A                  28.5%
                                        2002            4.17             6,297             N\A                 -22.2%
                                        2001            5.36             6,062             N\A                 -12.1%
                                        2000            6.10             4,583             N\A                  -9.3%
     VIP Equity-Income
                           December 31, 2004            6.65             3,957             N\A                  11.6%
                                        2003            5.96             2,813             N\A                  30.4%
                                        2002            4.57             1,936             N\A                 -16.9%
                                        2001            5.50             1,964             N\A                  -5.0%
                                        2000            5.79             1,237             N\A                   8.4%
     VIP Contrafund
                           December 31, 2004            7.84             7,666             N\A                  15.5%
                                        2003            6.79             5,679             N\A                  28.4%
                                        2002            5.29             3,405             N\A                  -9.3%
                                        2001            5.83             3,334             N\A                 -12.2%
                                        2000            6.65             2,876             N\A                  -6.6%





           NOTES TO FINANCIAL STATEMENTS (continued)

3.   Accumulation Unit Value (continued)
                                                                                       Expenses as a
                                                       Unit         Net Assets          % of Average        Total
                                                      Value           (000s)             Net Assets         Return
                                                  ---------------  -----------------   ---------------  ---------------
                                                  ---------------  -----------------   ---------------  ---------------
VIP Money Market
                           December 31, 2004          $ 1.25           $ 1,642             N\A                   0.8%
                                        2003            1.24             2,038             N\A                   0.8%
                                        2002            1.23             1,671             N\A                   1.7%
                                        2001            1.21               840             N\A                   4.2%
                                        2000            1.16               811             N\A                   7.4%
     American Century:
     VP Capital Appreciation
                           December 31, 2004            5.99                 6             N\A                   7.5%
                                        2003            5.57                23             N\A                  20.3%
                                        2002            4.63                18             N\A                 -21.1%
                                        2001            5.87                19             N\A                 -28.1%
                                        2000            8.16                21             N\A                   9.0%
     VP International
                           December 31, 2004            5.46             1,602             N\A                  14.9%
                                        2003            4.75             1,049             N\A                  24.3%
                                        2002            3.82               637             N\A                 -20.3%
                                        2001            4.79               684             N\A                 -29.2%
                                        2000            6.77               728             N\A                 -16.8%
     VP Income & Growth
                           December 31, 2004            5.32             1,957             N\A                  13.0%
                                        2003            4.71             1,251             N\A                  29.4%
                                        2002            3.64               634             N\A                 -19.3%
                                        2001            4.51               663             N\A                  -8.4%
                                        2000            4.92               374             N\A                 -10.6%
     Alger:
     American Growth
                           December 31, 2004            6.05             8,047             N\A                   5.4%
                                        2003            5.74             7,554             N\A                  35.1%
                                        2002            4.25             5,250             N\A                 -33.0%
                                        2001            6.34             7,165             N\A                 -11.8%
                                        2000            7.18             6,000             N\A                 -14.8%
     American Small Cap
                           December 31, 2004            3.28             1,473             N\A                  16.7%
                                        2003            2.81             1,014             N\A                  42.6%
                                        2002            1.97               426             N\A                 -26.5%
                                        2001            2.68               391             N\A                 -29.5%
                                        2000            3.80               122             N\A                 -24.1%
     T. Rowe Price:
     Equity Income
                           December 31, 2004            7.50             6,448             N\A                  14.9%
                                        2003            6.53             4,684             N\A                  25.6%
                                        2002            5.20             2,735             N\A                 -13.2%
                                        2001            5.99             2,052             N\A                   1.5%
                                        2000            5.90             1,170             N\A                  13.0%





           NOTES TO FINANCIAL STATEMENTS (continued)

3.   Accumulation Unit Value (continued)
                                                                                       Expenses as a
                                                       Unit         Net Assets          % of Average        Total
                                                      Value           (000s)             Net Assets         Return
                                                  ---------------  -----------------   ---------------  ---------------
                                                  ---------------  -----------------   ---------------  ---------------
 T. Rowe Price:
     Limited-Term Bond
                           December 31, 2004              $ 6.51        $ 2,164             N\A                   1.1%
                                        2003                       6.44   1,710             N\A                   4.5%
                                        2002                       6.16     835             N\A                   5.1%
                                        2001                       5.86     292             N\A                   8.5%
                                        2000                       5.40       6             N\A                   8.1%
     Mid-Cap Growth
                           December 31, 2004                       6.45   2,862             N\A                  18.3%
                                        2003                       5.45   1,844             N\A                  38.3%
                                        2002                       3.94     859             N\A                 -21.2%
                                        2001                       5.00     487             N\A                  -0.9%
                                        2000                       5.05      81             N\A                   0.9%
     Janus:
     Worldwide Growth
                           December 31, 2004                       4.79   4,348             N\A                   4.8%
                                        2003                       4.57   3,972             N\A                  23.8%
                                        2002                       3.69   2,705             N\A                 -25.5%
                                        2001                       4.95   3,095             N\A                 -22.4%
                                        2000                       6.38   2,330             N\A                 -15.7%
     Flexible Income
                           December 31, 2004                       7.00   2,414             N\A                   3.9%
                                        2003                       6.74   1,919             N\A                   6.5%
                                        2002                       6.33   1,267             N\A                  10.5%
                                        2001                       5.73     615             N\A                   7.7%
                                        2000                       5.32     261             N\A                   6.3%
     Pioneer:
     VCT Portfolio
                           December 31, 2004                       3.97     537             N\A                   7.9%
                                        2003                       3.68     448             N\A                  24.7%
                                        2002                       2.95     292             N\A                 -25.9%
                                        2001                       3.98     490             N\A                  -9.4%
                                        2000                       4.40     455             N\A                 -10.8%
     Growth Opportunities
                           December 31, 2004                       7.01   2,154             N\A                  22.3%
                                        2003                       5.73   1,472             N\A                  42.9%
                                        2002                       4.01     834             N\A                 -37.6%
                                        2001                       6.43     946             N\A                  19.1%
                                        2000                       5.40     541             N\A                  -6.2%
     PBHG Insurance Series:
     Growth ll
                           December 31, 2004                       2.19     389             N\A                   6.3%
                                        2003                       2.06     307             N\A                  25.6%
                                        2002                       1.64     191             N\A                 -30.2%
                                        2001                       2.35     271             N\A                 -40.5%
                                        2000                       3.95     129             N\A                 -21.0%




           NOTES TO FINANCIAL STATEMENTS (continued)

3.   Accumulation Unit Value (continued)
                                                                                       Expenses as a
                                                       Unit         Net Assets          % of Average        Total
                                                      Value           (000s)             Net Assets         Return
                                                  ---------------  -----------------   ---------------  ---------------
                                                  ---------------  -----------------   ---------------  ---------------


Technology & Communication
                           December 31, 2004                     $ 0.91   $ 700             N\A                   5.8%
                                        2003                       0.86     652             N\A                  45.8%
                                        2002                       0.59     344             N\A                 -53.9%
                                        2001                       1.28     563             N\A                 -52.3%
                                        2000                       2.69     279             N\A                 -46.2%
     Mid-Cap Value
                           December 31, 2004                       7.76     119             N\A                  18.8%
                                        2003                       6.53      31             N\A                  30.6%
                                 May 1, 2003 *                     5.00       -             N\A                      -
     Small Cap
                           December 31, 2004                       7.78     130             N\A                  16.1%
                                        2003                       6.70       6             N\A                  34.0%
                                 May 1, 2003 *                     5.00       -             N\A                      -
     AIM:
     Dynamics
                           December 31, 2004                       5.30      76             N\A                  13.5%
                                        2003                       4.67      65             N\A                  38.2%
                                        2002                       3.38      10             N\A                 -33.1%
                                        2001                       5.05       1             N\A                   1.0%
                             August 28, 2001 *                     5.00       -             N\A                      -
     Financial Services
                           December 31, 2004                       6.04     244             N\A                  10.0%
                                        2003                       5.49     189             N\A                  29.5%
                                        2002                       4.24      80             N\A                 -15.5%
                                        2001                       5.02      36             N\A                   0.5%
                             August 28, 2001 *                     5.00       -             N\A                      -
     Health Sciences
                           December 31, 2004                       5.24     321             N\A                   9.4%
                                        2003                       4.79     254             N\A                  27.4%
                                        2002                       3.76     129             N\A                 -25.1%
                                        2001                       5.02      35             N\A                   0.5%
                             August 28, 2001 *                     5.00       -             N\A                      -
     Utilities
                           December 31, 2004                       5.22     179             N\A                  28.3%
                                        2003                       4.07      92             N\A                  17.6%
                                        2002                       3.46      37             N\A                 -22.2%
                                        2001                       4.45       2             N\A                 -10.9%
                             August 28, 2001 *                     5.00       -             N\A                      -
     High Yield
                           December 31, 2004                       5.43     197             N\A                   8.6%
                              April 29, 2004                       5.00     178             N\A                      -




           NOTES TO FINANCIAL STATEMENTS (continued)

3.   Accumulation Unit Value (continued)
                                                                                       Expenses as a
                                                       Unit         Net Assets          % of Average        Total
                                                      Value           (000s)             Net Assets         Return
                                                  ---------------  -----------------   ---------------  ---------------
                                                  ---------------  -----------------   ---------------  ---------------



  INVESCO:
     High Yield (1)
                              April 29, 2004                    $ 5.77   $   -              N\A                   0.0%
                                        2003                       5.77     133             N\A                  30.5%
                                        2002                       4.42      83             N\A                  -1.3%
                                        2001                       4.48       1             N\A                 -10.4%
                             August 28, 2001 *                     5.00       -             N\A                      -
     Neuberger/Berman:
     AMT Fasciano Class S
                           December 31, 2004                       7.05     345             N\A                  11.9%
                                        2003                       6.30      17             N\A                  26.0%
                                 May 1, 2003 *                     5.00       -             N\A                      -
     AMT Regency
                           December 31, 2004                       8.02     299             N\A                  22.3%
                                        2003                       6.56      16             N\A                  31.2%
                                 May 1, 2003 *                     5.00       -             N\A                      -
     AMT Limited Maturity Bond
                           December 31, 2004                       5.09     343             N\A                   0.8%
                                        2003                       5.05       3             N\A                   1.0%
                                 May 1, 2003 *                     5.00       -             N\A                      -
     Calvert:
     Social Mid-Cap Growth
                           December 31, 2004                       5.29      21             N\A                   5.8%
                                May 28, 2004 *                     5.00       -             N\A                      -
     Dreyfus:
             VIF Appreciation
                           December 31, 2004                       5.20      21             N\A                   4.0%
                                May 28, 2004 *                     5.00       -             N\A                      -
            Technology Growth
                           December 31, 2004                       5.15       -             N\A                   3.0%
                                May 28, 2004 *                     5.00       -             N\A                      -

                  *Commenced operations
                  (1) See Note 1





            NOTES TO FINANCIAL STATEMENTS (continued)

4.  Cost of Investments
 The cost of investments at December 31, 2004 is:

OneAmerica Funds:                                                 Janus:
Value                                      $ 6,526,549            Worldwide Growth                      $     4,289,859
Money Market                                 3,151,873            Flexible Income                              2,466,019
Investment Grade Bond                        3,832,674
Asset Director                               7,089,337            Pioneer:
                                                                  VCT Portfolio                                  525,525
Fidelity:                                                         Growth Opportunities                         2,093,334
VIP High Income                              1,080,505
VIP Growth                                   5,667,258            PBHG Insurance Series:
VIP Overseas                                 1,655,975            Growth II                                      340,342
VIP Asset Manager                            2,127,494            Technology & Communication                     578,735
VIP Index 500                                9,561,074            Mid-Cap Value                                  102,559
VIP Equity-Income                            3,419,599            Small Cap                                      111,819
VIP Contrafund                              6,164,483
VIP Money Market                             1,641,612            AIM:
                                                                  Dynamics                                        65,941
American Century:                                                 Financial Services                             234,831
VP Capital Appreciation                          4,975            Health Sciences                                305,536
VP International                             1,314,602            Utilities                                      152,923
VP Income & Growth                           1,644,396            High Yield                                     186,851

Alger:                                                            Neuberger/Berman:
American Growth                              8,316,297            AMT Fasciano Class S                           320,013
American Small Capitalization                1,102,249            AMT Regency                                    264,980
                                                                  AMT Limited Maturity Bond                      350,465
T. Rowe Price:
Equity Income                                5,445,503            Calvert:
Limited-Term Bond                            2,202,733            Social Mid Cap Growth                           19,897
Mid-Cap Growth                               2,160,607
                                                                  Dreyfus:
                                                                  VIF Appreciation                                21,108
                                                                  Technology Growth                                    0




            NOTES TO FINANCIAL STATEMENTS (continued)

5.  Mutual Fund Shares
The mutual fund shares owned at December 31, 2004 are:

OneAmerica Funds:                                                 Janus:
Value                                          325,188            Worldwide Growth                               162,350
Money Market                                 3,151,873            Flexible Income                                198,838
Investment Grade Bond                          342,225
Asset Director                                 457,980            Pioneer:
                                                                  VCT Portfolio                                   26,122
Fidelity:                                                         Growth Opportunities                            90,565
VIP High Income                                174,564
VIP Growth                                     181,106            PBHG Insurance Series:
VIP Overseas                                   109,554            Growth II                                       37,081
VIP Asset Manager                              154,666            Technology & Communication                     301,752
VIP Index 500                                   79,605            Mid-Cap Value                                    6,949
VIP Equity-Income                              155,966            Small Cap                                        6,374
VIP Contrafund                                 287,978
VIP Money Market                             1,641,612            AIM:
                                                                  Dynamics                                         5,662
American Century:                                                 Financial Services                              16,724
VP Capital Appreciation                            759            Health Sciences                                 16,980
VP International                               217,923            Utilities                                       11,452
VP Income & Growth                             267,362            High Yield                                      30,508

Alger:                                                            Neuberger/Berman:
American Growth                                229,129            AMT Fasciano Class S                            24,915
American Small Capitalization                   72,711            AMT Regency                                     20,247
                                                                  AMT Limited Maturity Bond                       26,755
T. Rowe Price:
Equity Income                                  288,610            Calvert:
Limited-Term Bond                              434,487            Social Mid-Cap Growth                              790
Mid-Cap Growth                                 121,547
                                                                  Dreyfus:
                                                                  VIF Appreciation                                   603
                                                                  Technology Growth                                    0





         NOTES TO FINANCIAL STATEMENTS (continued)


6.  Net Assets
     Net Assets at December 31, 2004, are:

                                                    OneAmerica Funds                          Fidelity
                               -------------------------------------------------------------------------------------------
                               -------------------------------------------------------------------------------------------
                                                               Investment                        VIP            VIP
                                   Value       Money Market    Grade Bond    Asset Director  High Income       Growth
                               --------------- -------------- -------------- ---------------------------------------------
                               --------------- -------------- -------------- ---------------------------------------------
Proceeds from units sold          $ 8,869,271   $ 29,145,858    $ 7,626,882     $ 9,746,681    $ 2,029,221   $ 13,599,145
Cost of units redeemed             (2,063,855)   (25,153,811)    (3,740,722)     (2,546,634)      (713,357)    (4,500,950)
Account charges                      (933,711)    (1,033,750)      (640,233)       (907,388)      (246,468)    (2,304,327)
Net investment income                 243,241        193,576        506,295         356,786        223,616        321,562
Net realized gain (loss)               15,072              -         77,956          64,636       (212,507)    (1,717,745)
Realized gain distributions           396,532              -          2,497         375,256              -        269,573
Unrealized appreciation
        (depreciation)              1,358,276              -        (29,526)      1,004,995        141,442        129,952
                               --------------- -------------- -------------- ---------------------------------------------
                               --------------- -------------- -------------- ---------------------------------------------
                                  $ 7,884,826    $ 3,151,873    $ 3,803,149     $ 8,094,332    $ 1,221,947    $ 5,797,210
                               =============== ============== ============== =============================================
                               =============== ============== ============== =============================================



                                                                          Fidelity
                               -------------------------------------------------------------------------------------------
                               -------------------------------------------------------------------------------------------
                                    VIP             VIP            VIP            VIP            VIP            VIP
                                  Overseas     Asset Manager    Index 500    Equity-Income   Contrafund    Money Market
                               --------------- -------------- -------------- ---------------------------------------------
                               --------------- -------------- -------------- ---------------------------------------------
Proceeds from units sold          $ 9,227,418    $ 4,303,326   $ 21,015,398     $ 5,593,947   $ 11,596,119   $ 15,497,400
Cost of units redeemed             (7,295,394)    (1,601,484)    (7,945,575)     (1,525,622)    (3,556,184)   (13,571,801)
Account charges                      (252,905)      (644,702)    (3,009,995)       (808,792)    (1,904,016)      (422,313)
Net investment income                  48,045        313,788        409,505         260,151        307,549        138,326
Net realized gain (loss)             (104,042)      (262,267)      (908,260)       (154,782)      (354,320)             -
Realized gain distributions            32,853         18,833              -          54,697         75,336              -
Unrealized appreciation
        (depreciation)                263,409        169,297      1,404,516         537,246      1,501,500              -
                               --------------- -------------- -------------- ---------------------------------------------
                               --------------- -------------- -------------- ---------------------------------------------
                                  $ 1,919,384    $ 2,296,791   $ 10,965,589     $ 3,956,845    $ 7,665,984    $ 1,641,612
                               =============== ============== ============== =============================================
                               =============== ============== ============== =============================================


                                     American Century                            Alger                     T. Rowe Price
                               --------------------------------------------- ---------------------------------------------
                               --------------------------------------------- ---------------------------------------------
                                 VP Capital         VP          VP Income       American       American        Equity
                                Appreciation   International    & Growth         Growth       Small Cap        Income
                               --------------- -------------- -------------- ---------------------------------------------
                               --------------- -------------- -------------- ---------------------------------------------
Proceeds from units sold             $ 76,878    $ 3,136,899    $ 2,491,738    $ 17,729,073    $ 2,145,339    $ 8,867,111
Cost of units redeemed                (66,545)    (1,217,455)      (456,827)     (5,037,282)      (703,654)    (2,600,279)
Account charges                       (11,129)      (337,269)      (331,031)     (3,171,923)      (206,981)    (1,260,715)
Net investment income                   6,797         87,094         39,068       1,553,724            127        368,984
Net realized gain (loss)               (1,027)      (354,668)       (98,552)     (2,757,294)      (132,582)       (66,008)
Realized gain distributions                 -              -              -               -              -        136,410
Unrealized appreciation
        (depreciation)                    843        287,131        312,690        (269,302)       370,877      1,002,055
                               --------------- -------------- -------------- ---------------------------------------------
                               --------------- -------------- -------------- ---------------------------------------------
                                      $ 5,817    $ 1,601,732    $ 1,957,086     $ 8,046,996    $ 1,473,126    $ 6,447,558
                               =============== ============== ============== =============================================
                               =============== ============== ============== =============================================




         NOTES TO FINANCIAL STATEMENTS (continued)


6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                      T. Rowe Price              Janus                        Pioneer
                               ----------------------------- ----------------------------- ----------------------------
                               ----------------------------- ----------------------------- ----------------------------
                               Limited-Term      Mid-Cap       Worldwide      Flexible          VCT          Growth
                                   Bond           Growth         Growth        Income        Portfolio    Opportunities
                               -------------- -------------- -------------- -------------- -------------- -------------
                               -------------- -------------- -------------- -------------- -------------- -------------
Proceeds from units sold         $ 3,863,572    $ 3,285,997   $ 10,397,278    $ 3,794,332    $ 1,231,868    $3,164,458
Cost of units redeemed            (1,587,024)      (780,425)    (3,609,428)    (1,342,162)      (423,171)   (1,041,294)
Account charges                     (222,346)      (363,326)    (1,483,611)      (356,438)      (183,310)     (437,796)
Net investment income                149,854          1,265        244,664        305,886         21,923        79,301
Net realized gain (loss)              (1,328)        17,096     (1,259,044)        48,444       (121,786)      325,184
Realized gain distributions                -              -              -         15,956              -         3,481
Unrealized appreciation
        (depreciation)               (38,981)       701,827         57,863        (52,119)        11,807        60,311
                               -------------- -------------- -------------- -------------- -------------- -------------
                               -------------- -------------- -------------- -------------- -------------- -------------
                                 $ 2,163,747    $ 2,862,434    $ 4,347,722    $ 2,413,899      $ 537,331    $2,153,645
                               ============== ============== ============== ============== ============== =============
                               ============== ============== ============== ============== ============== =============



                                  PBHG Insurance Series                                         AIM
                               ----------------------------------------------------------- ----------------------------
                               ----------------------------------------------------------- ----------------------------
                                               Technology &     Mid-Cap                                      Financial
                                 Growth II    Communication      Value        Small Cap      Dynamics       Services
                               -------------- ----------------------------- -------------- -------------- -------------
                               -------------- -------------- -------------- -------------- -------------- -------------
Proceeds from units sold           $ 979,414    $ 2,213,073      $ 140,764      $ 120,640      $ 135,256     $ 255,562
Cost of units redeemed              (337,555)      (649,933)       (37,632)        (3,026)       (58,690)      (27,329)
Account charges                     (119,238)      (278,204)        (5,426)        (6,259)       (14,475)      (31,085)
Net investment income                    721        271,264              -              -              1         4,378
Net realized gain (loss)            (183,001)      (977,464)         3,528            465          3,849        33,233
Realized gain distributions                -              -          1,325              -              -             -
Unrealized appreciation
        (depreciation)                48,266        121,329         16,266         17,696          9,597         9,583
                               -------------- -------------- -------------- -------------- -------------- -------------
                               -------------- -------------- -------------- -------------- -------------- -------------
                                   $ 388,607      $ 700,065      $ 118,825      $ 129,516       $ 75,538     $ 244,342
                               ============== ============== ============== ============== ============== =============
                               ============== ============== ============== ============== ============== =============


                                    AIM                                           Neuberger/Berman
                               -------------------------------------------- -------------------------------------------
                               -------------------------------------------- -------------------------------------------
                                  Health                         High        AMT Fasciano                  AMT Limited
                                  Sciences      Utilities        Yield         Class S     AMT Regency    Maturity Bond
                               -------------- -------------- -------------- -------------- -------------- -------------
                               -------------- -------------- -------------- -------------- -------------- -------------
Proceeds from units sold           $ 505,744      $ 178,646      $ 483,899      $ 348,796      $ 360,866     $ 363,152
Cost of units redeemed              (162,024)       (33,112)      (322,333)       (16,113)       (88,239)      (14,005)
Account charges                      (61,772)        (9,247)       (18,023)       (14,235)       (10,139)       (6,377)
Net investment income                      8          4,581         39,544              1             42         8,109
Net realized gain (loss)              23,580         12,054          3,764            926          2,450          (414)
Realized gain distributions                -              -              -            638              -             -
Unrealized appreciation
        (depreciation)                15,382         25,848          9,929         24,558         34,474        (7,470)
                               -------------- -------------- -------------- -------------- -------------- -------------
                               -------------- -------------- -------------- -------------- -------------- -------------
                                   $ 320,918      $ 178,770      $ 196,780      $ 344,571      $ 299,454     $ 342,995
                               ============== ============== ============== ============== ============== =============
                               ============== ============== ============== ============== ============== =============





         NOTES TO FINANCIAL STATEMENTS (continued)


6.  Net Assets (continued)
     Net Assets at December 31, 2004, are:

                                  Calvert              Dreyfus
                               -------------- -----------------------------
                               --------------------------------------------
                               Social Mid-Cap      VIF        Technology
                                  Growth      Appreciation       Growth
                               -------------- -------------- --------------
                               -------------- -------------- --------------
Proceeds from units sold            $ 20,565       $ 21,078           $ 57
Cost of units redeemed                   (81)             -            (56)
Account charges                         (572)          (270)            (1)
Net investment income                      -            296              -
Net realized gain (loss)                 (15)             4              -
Realized gain distributions                -              -              -
Unrealized appreciation
        (depreciation)                   915            262              -
                               -------------- -------------- --------------
                               -------------- -------------- --------------
                                    $ 20,812       $ 21,370            $ 0
                               ============== ============== ==============
                               ============== ============== ==============




           FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income ( i.e. dividend income) to average net assets expressed as a percentage. Ratios for funds commencing during the year are annualized. This information pertains to the years ended December 31.

                                                    2004          2003         2002          2001
                                                  -------      --------      -------       -------
                                                  -------      --------      -------       -------
OneAmerica Funds:
Value                                               0.9%          1.0%         1.5%          1.7%
Money Market                                        0.9%          0.6%         1.2%          3.1%
Investment Grade Bond                               3.6%          4.5%         6.2%          6.2%
Asset Director                                      1.9%          2.1%         3.5%          4.0%
Fidelity:
VIP High Income                                     7.1%          5.9%         9.7%         12.1%
VIP Growth                                          0.2%          0.3%         0.3%          0.1%
VIP Overseas                                        0.8%          0.6%         0.9%          4.7%
VIP Asset Manager                                   2.6%          3.2%         3.9%          3.5%
VIP Index 500                                       1.2%          1.4%         1.2%          1.0%
VIP Equity-Income                                   1.4%          1.7%         1.6%          1.3%
VIP Contrafund                                      0.3%          0.4%         0.8%          0.7%
VIP Money Market                                    1.2%          1.0%         1.6%          3.9%
American Century:
VP Capital Appreciation                             0.0%          0.0%         0.0%          0.0%
VP International                                    0.5%          0.6%         0.7%          0.1%
VP Income & Growth                                  1.3%          1.0%         1.0%          0.7%
Alger:
American Growth                                     0.0%          0.0%         0.0%          0.2%
American Small Cap                                  0.0%          0.0%         0.0%          0.0%
T. Rowe Price:
Equity Income                                       1.6%          1.7%         1.7%          1.5%
Limited-Term Bond                                   3.2%          3.9%         4.2%          3.8%
Mid-Cap Growth                                      0.0%          0.0%         0.0%          0.0%
Janus:
Worldwide Growth                                    1.1%          1.2%         1.0%          0.5%
Flexible Income                                     6.1%          5.3%         5.1%          6.5%
Pioneer:
VCT Portfolio                                       1.2%          1.1%         0.9%          0.8%
Growth Opportunities                                0.0%          0.0%         0.0%          0.0%
PBHG Insurance Series:
Growth II                                           0.0%          0.0%         0.0%          0.0%
Technology & Communication                          0.0%          0.0%         0.0%          0.0%
Mid-Cap Value                                       0.0%          0.0%        N\A           N\A
Small Cap                                           0.0%          0.0%        N\A           N\A
AIM:
Dynamics                                            0.0%          0.0%         0.0%          0.0%
Financial Services                                  0.8%          0.8%         0.3%          0.3%
Health Sciences                                     0.0%          0.0%         0.0%          0.0%
Utilities                                           2.0%          2.8%         3.6%          0.4%
High Yield                                         16.1%          7.9%         6.9%          0.2%
Neuberger/Berman:
AMT Fasciano Class S                                0.0%          0.0%        N\A           N\A
AMT Regency                                         0.0%          0.0%        N\A           N\A
AMT Limited Maturity Bond                           8.3%          4.5%        N\A           N\A
Calvert:
Social Mid-Cap Growth                               0.0%         N\A          N\A           N\A
Dreyfus:
VIF Appreciation                                    4.8%         N\A          N\A           N\A
Technology Growth                                   0.0%         N\A          N\A           N\A




FINANCIAL STATEMENTS OF THE DEPOSITOR

     The consolidated financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2004 and 2003, are included in this Statement of
Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.




                        REPORT OF INDEPENDENT AUDITORS


Report of Independent Auditors


To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
March 9, 2005

OneAmerica Financial Partners, Inc.
Consolidated Balance Sheets

December 31                                                                 2004  (in millions)        2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments:
    Fixed maturities - available-for-sale, at fair value:
      (amortized cost: 2004 - $5,119.6; 2003 - $4,870.9)              $  5,397.0                     $  5,199.8
    Equity securities at fair value:
      (cost: 2004 - $33.2; 2003 - $34.9)                                    41.4                           40.7
    Mortgage loans                                                       1,308.7                        1,323.2
    Real estate, net                                                        37.5                           39.5
    Policy loans                                                           166.6                          169.1
    Short-term and other invested assets                                    23.2                           18.9
    Cash and cash equivalents                                              148.2                          161.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total investments                                               $  7,122.6                     $  6,952.2

Accrued investment income                                                   75.2                           76.1
Reinsurance receivables                                                  1,675.6                        1,611.8
Deferred acquisition costs                                                 509.3                          472.1
Property and equipment, net                                                 71.3                           73.2
Insurance premiums in course of collection                                  33.5                           40.2
Other assets                                                                80.7                          107.2
Assets held in separate accounts                                         5,459.8                        4,708.0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total assets                                                    $ 15,028.0                     $ 14,040.8

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Liabilities and shareholder's equity
Liabilities
    Policy reserves                                                   $  7,124.7                     $  6,855.5
    Other policyholder funds                                               251.8                          260.5
    Pending policyholder claims                                            297.4                          327.6
    Surplus notes and notes payable                                        275.0                          275.0
    Other liabilities and accrued expenses                                 343.7                          354.4
    Deferred gain on indemnity reinsurance                                  93.3                           98.7
    Liabilities related to separate accounts                             5,459.8                        4,708.0

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities                                                 13,845.7                       12,879.7

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Shareholder's equity
    Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                          -                              -
    Retained earnings                                                    1,064.9                        1,008.6
    Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                    127.4                          152.5
      Minimum pension liability, net of tax                                (10.0)                             -

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total shareholder's equity                                         1,182.3                        1,161.1

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

      Total liabilities and shareholder's equity                      $ 15,028.0                     $ 14,040.8

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Consolidated Statements of Operations

Year ended December 31                                                      2004 (in millions)         2003

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Revenues:
    Insurance premiums and other considerations                       $    414.0                 $    444.3
    Policy and contract charges                                            130.5                      110.5
    Net investment income                                                  427.5                      437.5
    Realized investment gains (losses)                                       3.7                       (1.6)
    Other income                                                            29.1                       13.7

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total revenues                                                     1,004.8                    1,004.4

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Benefits and expenses:
    Policy benefits                                                        368.8                      393.3
    Interest expense on annuities and financial products                   183.1                      190.7
    General operating expenses                                             192.9                      175.2
    Commissions                                                             58.8                       47.2
    Amortization                                                            78.7                       79.9
    Dividends to policyholders                                              28.2                       30.8
    Interest expense on surplus notes and notes payable                     19.8                        9.1

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Total benefits and expenses                                          930.3                      926.2

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Income before income tax expense                                            74.5                       78.2
Income tax expense                                                          18.2                       16.7

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

      Net income                                                      $     56.3                 $     61.5

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.

Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income




                                                                                     Accumulated Other
                                                                                  Comprehensive Income (loss)
                                                                             -----------------------------------
                                                                                Unrealized         Minimum
                                                                               Appreciation        Pension
                                                  Common        Retained      of Securities,      Liability,
(in millions)                                     Stock         Earnings        net of tax        net of tax         Total


------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2002                          $ -          $ 947.1           $ 159.6          $ (6.5)       $ 1,100.2
Comprehensive income:
    Net income                                         -             61.5                 -               -             61.5
    Other comprehensive income (loss)                  -                -              (7.1)            6.5            (0.6)
                                                                                                             -----------------
Total comprehensive income                                                                                              60.9

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2003                            -          1,008.6             152.5               -          1,161.1
Comprehensive income:
    Net income                                         -             56.3                 -               -             56.3
    Other comprehensive loss                           -                -             (25.1)          (10.0)           (35.1)
                                                                                                             -----------------
Total comprehensive income                                                                                              21.2

------------------------------------------------------------------------------------------------------------------------------

Balances, December 31, 2004                          $ -          $ 1,064.9         $ 127.4          $(10.0) -     $ 1,182.3

------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Consolidated Statements of Cash Flows



Year ended December 31                                                          2004         (in millions)       2003

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net income                                                                    $ 56.3                            $ 61.5
Adjustments to reconcile net income to net cash:
      Amortization                                                              78.7                              79.9
      Depreciation                                                              14.6                              16.2
      Deferred taxes                                                            (1.6)                             32.3
      Realized investment(gains)losses                                          (3.7)                              1.6
      Policy acquisition costs capitalized                                    (100.0)                           (122.2)
      Interest credited to deposit liabilities                                 181.4                             185.3
      Fees charged to deposit liabilities                                      (49.8)                            (47.2)
      Amortization and accrual of investment income                             (2.6)                            (11.5)
      Increase in insurance liabilities                                         92.8                             100.0
      Increase in other assets                                                 (66.4)                            (60.3)
      Increase (decrease) in other liabilities                                   8.6                             (13.9)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                      208.3                            221.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Purchases:
      Fixed maturities, available-for-sale                                    (840.0)                        (1,567.1)
      Equity securities                                                         (4.5)                           (25.5)
      Mortgage loans                                                          (124.7)                          (176.6)
      Real estate                                                               (3.2)                            (3.0)
      Short-term and other invested assets                                      (1.5)                            (2.3)
    Proceeds from sales, calls or maturities:
      Fixed maturities, available-for-sale                                     595.1                          1,155.9
      Equity securities                                                          7.3                              5.3
      Mortgage loans                                                           139.3                            139.7
      Real estate                                                                1.4                              3.6
      Short-term and other invested assets                                       1.0                              7.4
    Purchase acquisition, net of cash acquired                                     -                            (25.7)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash used by investing activities                                         (229.8)                          (488.3)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
      Proceeds for the issuance of notes payable                                   -                            200.0
      Deposits to insurance liabilities                                      1,530.4                          1,459.8
      Withdrawals from insurance liabilities                                (1,524.1)                        (1,383.8)
      Other                                                                      2.4                             (1.1)

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net cash provided by financing activities                                        8.7                            274.9

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)  in cash and cash equivalents                          (12.8)                             8.3

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents beginning of year                                    161.0                            152.7

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents end of year                                        $ 148.2                          $ 161.0

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the consolidated financial statements.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements

1.  Nature of Operations

OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica, include the accounts of OneAmerica; and its subsidiaries, American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL), Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Our business is conducted through three primary operating divisions;


     * Through our Retirement Services Division we offer 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

     * Our Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokerage general agents, and personal producing general agents.

     * Group Operations offers traditional and voluntary group life and disability, medical stop-loss, credit life and disability and group universal life products primarily to employer groups and financial institutions. These products are distributed through brokers, agents and marketing alliances, financial institutions, third party administrators and managing general underwriters.

2.  Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 13-Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Investments

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes. Equity securities are stated at fair value.

Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $43.1 million and $40.7 million at December 31, 2004 and 2003, respectively. Depreciation expense for investment real estate amounted to $2.4 million for each of 2004 and 2003. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized capital loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

Deferred Policy Acquisition Costs

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

     * For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     * For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     * For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     * For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

     * For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

Property and Equipment, net

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $93.1 million and $87.7 million as of December 31, 2004 and 2003, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2004 and 2003 was $12.2 million and $13.8 million, respectively.

Premium Revenue and Benefits to Policyholders

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

Reserves for Future Policy and Contract Benefits

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate, and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality and withdrawals. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

Certain Nontraditional Long-Duration Contracts

The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $31.5 million and $40.6 million at December 31, 2004 and 2003, respectively. The associated reserves for these guarantees were $1.2 million and $1.8 million as of December 31, 2004 and 2003, respectively.

The Company defers certain sales inducements and amortizes them over the anticipated life of the policy. These deferred sales inducements are included in "other assets" and totaled approximately $9.0 million and $5.0 million at December 31, 2004 and 2003, respectively.

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

Comprehensive Income

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

Reclassification

Certain  2003   balances  have  been   reclassified   to  conform  to  the  2004
presentation.

Derivatives

The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

In April 2003, the FASB's Derivative Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. 36, "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Risk Exposure that are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of that Instrument" (DIG B36). The Company's adoption of DIG B36 in 2003 did not have a material effect on the Company's financial statements.

Goodwill and Other Intangible Assets

SFAS No. 141, "Business Combinations" (SFAS No. 141), requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets", requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with the statement. The Company performed this test during 2004 and 2003 and determined the carrying value of goodwill was not impaired.

The Company has ceased the amortization of goodwill as of January 1, 2002. In 2003, the amount of goodwill increased by $17.2 million due to the acquisition of Moulton. Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $21.5 at both December 31, 2004 and 2003. Other intangible assets totaled $4.4 million and $9.1 million at December 31, 2004 and 2003, respectively. The amortization of intangible assets with a finite life was $4.8 million and $2.1 million for 2004 and 2003, respectively. Amortization expense for other intangible assets for the next five years is expected to be as follows: $1.2 million, 2005; $.8 million, 2006; $.5 million, 2007; $.4 million, 2008; $.2 million, 2009.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued

New Accounting Pronouncements

In 2004, the Company adopted SOP 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. It also provides guidance on accounting for guaranteed minimum death benefits and for determining the classification of reinsurance contracts as either primarily investment or insurance at inception. In addition, SOP 03-01 provides further guidance on the deferral of sales inducements. The Company's adoption of SOP 03-01 did not have a material effect on the Company's financial statements.

The FASB issued FASB Staff Position (FSP) FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (FSP FAS 106-2) in May 2004. FSP FAS 106-2 provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria. FSP FAS 106-2 superseded FSP FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". The Company has elected to defer accounting for the Act until further analysis is complete. The Company believes the adoption of FSP FAS 106-2 will not have a material impact on the Company's consolidated financial statements.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

2.  Significant Accounting Policies, continued


In March 2004, the Emerging Issues Task Force issued Emerging Issues Task Force Topic No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"(EITF 03-01). EITF 03-01 provides additional guidance for determining whether an impairment is other-than-temporary. EITF 03-01 also includes guidance for accounting for an investment subsequent to an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The guidance did not significantly change our procedures for evaluating impairments, although additional disclosures have been added to the notes to the consolidated financial statements. The FASB is currently considering additional guidance, which the Company will evaluate when finalized.

3.  Acquisitions and Other Significant Transactions

In December 2004, The State Life Insurance Company (State Life) converted to a stock insurance company and reorganized as a wholly owned subsidiary of OneAmerica. The policyholders of State Life became members of AUMIHC upon completion of the reorganization, while their contract rights remain with State Life. The original affiliation between AUL and State Life began in 1994 when the two companies entered into a Strategic Alliance.


In October 2003, OneAmerica issued $200 million 7 percent senior notes due in 2033. OneAmerica utilized a portion of the proceeds in October 2003 to acquire R.E. Moulton, Inc., a medical stop-loss managing general underwriter for approximately $27 million. The remaining proceeds are intended to be used for general corporate purposes, including possible acquisitions, mergers, combinations or similar arrangements. Refer to Note 11 - Surplus Notes, Notes Payable and Lines of Credit for further detail.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

3.  Acquisitions and Other Significant Transactions, continued

On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,019.6 million at December 31, 2004.


As a result  of the ERC  transaction,  a  deferred  gain of  approximately  $107 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. In 2003, the deferred gain was adjusted by $2.9 million as part of a settlement related to the transaction. The Company recognized approximately $5 million of deferred gain amortization in both 2004 and 2003, which is included in other income.

4.   Investments

The amortized cost and fair value of investments in fixed maturity securities by type of investment were as follows:



                                                               December 31, 2004

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                             $ 169.5       $  8.6        $ 0.7      $ 177.4
Corporate securities                                                3,637.6        250.1         13.1      3,874.6
Mortgage-backed securities                                          1,312.5         38.5          6.0      1,345.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 5,119.6      $ 297.2       $ 19.8    $ 5,397.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued


                                                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Gross       Gross         Estimated
                                                               Amortized      Unrealized  Unrealized     Fair Value
                                                                  Cost          Gains      Losses

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Available-for-sale:                                                                       (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                                           $   180.9       $ 10.2        $ 1.0      $ 190.1
Corporate securities                                                3,427.5        288.6         13.4      3,702.7
Mortgage-backed securities                                          1,262.5         52.4          7.9      1,307.0

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                                  $ 4,870.9      $ 351.2       $ 22.3    $ 5,199.8

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2004:




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                        Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 50.8          $ 0.6         $ 6.2         $ 0.1        $ 57.0           $ 0.7
Corporate securities                              513.3            7.6         157.0           5.5         670.3            13.1
Mortgage-backed securities                        203.9            2.1         138.2           3.9         342.1             6.0
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 768.0         $ 10.3       $ 301.4         $ 9.5     $ 1,069.4          $ 19.8

---------------------------------------------------------------------------------------------------------------------------------

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2003:




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                            -------------------------------------------------------------------------------------
Description of Securities                        Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
                                                Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                        (in millions)
Obligations of U.S. government, states,
    political subdivisions and
    foreign governments                          $ 79.6          $ 1.0         $  -          $  -       $ 79.6           $ 1.0
Corporate securities                              511.6           12.8         14.3           0.6        525.9            13.4
Mortgage-backed securities                        278.6            7.9          0.8             -        279.4             7.9
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                                $ 869.8         $ 21.7       $ 15.1         $ 0.6       $884.9          $ 22.3
---------------------------------------------------------------------------------------------------------------------------------


Obligations of U.S. government, states, political subdivisions and foreign governments. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

Corporate Securities. As of December 31, 2004, gross unrealized losses on corporate securities totaled $13.1 million comprising 136 issues. Of this amount, there was $7.6 million in the less than 12 months category comprising
105 issuers and $5.5 million in the greater than 12 months category comprising 31 issues. The $13.1 million of gross unrealized losses is comprised of $12.7 million related to investment grade securities and $.4 million related to below investment grade securities. Approximately $.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $5.5 million of gross unrealized losses of 12 months or more were concentrated in the healthcare, airlines and

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4.   Investments, continued

manufacturing sectors and there were no individual issuers with gross unrealized losses greater than $.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company has concluded that any further adjustments for the other-than-temporary impairments are not warranted at December 31, 2004.

Mortgage Backed Securities. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

Gross Unrealized Loss Positions for Marketable Equity Securities:




---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                              Less Than 12 Months             12 Months or More            Total
                                            ---------------------------  --------------------------  ----------------------------
                                      -------------------------------------------------------------------------------------
(in millions)                                    Fair       Unrealized         Fair     Unrealized       Fair        Unrealized
Year Ended                                       Value         Losses          Value       Losses         Value         Losses
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

December 31, 2004                              $  0.8        $  0.1         $  0.1        $  -          $  0.9         $  0.1
December 31, 2003                              $    -        $    -         $    -        $  -          $    -         $    -
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Marketable Equity Securities. As of December 31, 2004, gross unrealized losses on equity securities totaled $.1 million comprising 17 issues. Of this amount, there were $.1 million in less than 12 months category comprising 15 issues and $0 in the greater than 12 months. Based on a review of the above information in conjunction with other factors outlined in the Company's policy surrounding other-than-temporary impairments, the Company has concluded that further adjustments for other-than-temporary impairments is not warranted at December 31, 2004.

The amortized cost and fair value of fixed maturity securities at December 31, 2004, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued


                                                                                                       Available-for-Sale
                                                                                         ------------------------------------------
                                                                                         ------------------------------------------
(in millions)                                                                                   Amortized Cost         Fair Value

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Due in one year or less                                                                               $ 147.8              $ 149.4
Due after one year through five years                                                                 1,184.0              1,246.6
Due after five years through 10 years                                                                 1,718.9              1,820.3
Due after 10 years                                                                                      756.4                835.7

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      3,807.1              4,052.0
Mortgage-backed securities                                                                            1,312.5              1,345.0

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    $ 5,119.6            $ 5,397.0

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued

Net investment income consisted of the following:



Years ended December 31                                                                               2004 (in millions)        2003

-----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                                          $ 312.7                   $ 317.6
Equity securities                                                                                      1.0                       0.7
Mortgage loans                                                                                       102.5                     104.8
Real estate                                                                                           15.6                      11.6
Policy loans                                                                                           9.7                      10.6
Other                                                                                                  8.0                      10.9

-----------------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                              449.5                     456.2
Investment expenses                                                                                   22.0                      18.7

-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                              $ 427.5                   $ 437.5


-----------------------------------------------------------------------------------------------------------------------------------

Proceeds from the sales of investments in fixed maturities during 2004 and 2003 were approximately $163.3 million and $364.5 million, respectively. Gross gains of $6.1 million and $15.3 million, and gross losses of $1.0 million and $8.7 million were realized in 2004 and 2003, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($51.5) million and ($16.5) million in 2004 and 2003, respectively.

The Company has reported approximately $2.9 and $3.9 million in realized losses related to a decline in fair value that is deemed to be an other-than-temporary decline below amortized cost of $4.4 and $11.5 million of investments in fixed maturities and mortgages in 2004 and 2003, respectively. The Company does not continue to accrue income on those investments deemed uncollectible.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

4. Investments, continued


Realized investment gains (losses) consisted of the following:



Years ended December 31                                                                 2004     (in millions)        2003

---------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities                                                              $ 5.1                        $  6.6
Equity securities                                                                        1.3                           0.4
Other securities                                                                         0.2                          (4.7)
Other-than-temporary impairment                                                         (2.9)                         (3.9)

---------------------------------------------------------------------------------------------------------------------------

Realized investment gains (losses)                                                    $  3.7                       $  (1.6)


At December 31, 2004 and 2003, respectively, the net unrealized gain on equity securities was approximately $8.2 million and $5.8 million and has been reflected directly in equity, net of deferred taxes. The net unrealized gain is comprised primarily of unrealized gains and $.1 million of unrealized losses. The change in the unrealized appreciation of equity securities amounted to approximately $2.4 million and $5.7 million in 2004 and 2003, respectively.

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2004, the largest geographic concentrations of commercial mortgage loans were in California, Florida and Texas, where approximately 24 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments of approximately $81.8 million and $49.0 million at December 31, 2004 and 2003, respectively.

There were three fixed maturity investments that were non-income-producing at December 31, 2004, with a book value of $1.3 million. At December 31, 2003, the Company had four investments that were non-income-producing with a book value of $1.1 million.

5.  Other Comprehensive Income

Accumulated other comprehensive income consisted of the following:



At December 31                                                                     2004 (in millions)         2003

-----------------------------------------------------------------------------------------------------------------------

Unrealized appreciation:
      Fixed maturity securities                                                 $ 277.4                    $ 328.9
      Equity securities                                                             8.2                        5.8
Valuation adjustment                                                              (88.5)                     (99.6)
Deferred taxes                                                                    (69.7)                     (82.6)
                                                                         --------------             --------------
Total unrealized appreciation, net of tax                                         127.4                      152.5
Minimum pension liability, net of tax                                             (10.0)                         -

-----------------------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income                                          $ 117.4                    $ 152.5
---------------------------------------------------------------------------------------------------------------------------------



OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

5. Other Comprehensive Income, continued

The components of comprehensive income, other than net income, are illustrated below:


Years ended December 31                                                                        2004 (in millions)          2003

--------------------------------------------------------------------------------------------------------------------------------

Other comprehensive income, net of tax:
Minimum pension liability adjustment,
    net of tax-2004, $5.4; 2003, ($3.5)                                                     $ (10.0)                     $  6.5
Unrealized appreciation on securities,
    net of tax-2004, $12.9; 2003, $3.3                                                        (21.5)                       (6.2)
Reclassification adjustment for gains (losses)
    included in net income,
    net of tax-2004, $1.9; 2003, $0.5                                                          (3.6)                       (0.9)

--------------------------------------------------------------------------------------------------------------------------------

    Other comprehensive income, net of tax                                                  $ (35.1)                    $  (0.6)

--------------------------------------------------------------------------------------------------------------------------------


                                       20

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

6.   Deferred Policy Acquisition Costs


The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                                                            2004 (in millions)     2003
-------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                                      $ 472.1                $ 427.0
Capitalization of deferred acquisition costs                                                      100.0                  122.2
Amortization of deferred acquisition costs                                                        (73.9)                 (77.8)
Change in valuation adjustment                                                                     11.1                    0.7
 --------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                            $ 509.3                 $472.1
---------------------------------------------------------------------------------------------------------------------------------




OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

7.   Insurance Liabilities


Insurance liabilities consisted of the following:


                                                                                                         (in millions)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Withdrawal        Mortality or
                                                     Assumption        Morbidity            Interest              December 31,
                                                                       Assumption        Rate  Assumption       2004        2003

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Future policy benefits:
      Participating whole life contracts                Company            Company       2.5% to 6.0%          $ 914.5     $ 871.0
                                                        experience         experience
      Universal life-type contracts                       n/a               n/a               n/a                570.6       572.2
      Other individual life contracts                    Company          Company        2.5% to 6.0%            616.8       581.9
                                                        experience        experience
      Accident and health                                 n/a             Company             n/a                501.5       386.3
                                                                          experience
      Annuity products                                    n/a               n/a               n/a              4,023.4     3,910.4
      Group life and health                               n/a               n/a               n/a                497.9       533.7
Other policyholder funds                                  n/a               n/a               n/a                251.8       260.5
Pending policyholder claims                               n/a               n/a               n/a                297.4       327.6

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

      Total insurance liabilities                                                                            $ 7,673.9    $7,443.6

-----------------------------------------------------------------------------------------------------------------------------------


Participating life insurance policies represent approximately 48 percent of the net individual life insurance in force at both December 31, 2004 and 2003. Participating policies represented 96 percent and 97 percent of life premium income for 2004 and 2003, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

During 2004, the Company performed an extensive evaluation of the group long-term disability claim reserves. This evaluation resulted in refinements to the previous assumptions based upon Company and industry experience. These revised assumptions resulted in a $6.1 million reduction to group disability reserves in 2004.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Employees' and Agents' Benefit Plans

The Company has a funded noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contribution for pre-65 retirees will be frozen at the 2005 contribution level. For post-65 retirees, the Company's dollar amount of contribution was capped at the 2000 amount. The dental and life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2004 and 2003. Claims incurred for benefits are funded by Company contributions.

The Company uses a December 31 measurement date for the defined benefit plan and a September 30 measurement date for the other postretirement benefit plans.

Obligations and Funded Status:

                                                      Pension Benefits                 Other Benefits
                                                      2004        2003                 2004       2003
(in millions)
----------------------------------------------------------------------------------------------------------------------------

Employer contributions                               $ 7.1       $ 15.5                $ 1.0     $ 1.0
Employee contributions                                  -            -                   1.1       0.8
Benefit payments                                       1.0          8.3                  1.0       3.4
Funded status (deficit)                              (16.6)       (13.0)               (37.0)    (38.8)
----------------------------------------------------------------------------------------------------------------------------

The Medicare  Prescription Drug,  Improvement and Modernization Act of 2003 (the
Act) was signed into law in 2003. The Act introduces a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to defer accounting for the Act until further analysis is completed as to how to calculate the expected benefit, and until the Company concludes whether the benefits provided by the plan are actuarially equivalent to the Medicare Part D benefit. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.


Amounts recognized in the statement of financial position consists of:

                                                      Pension Benefits                 Other Benefits
                                                      2004        2003                 2004       2003
(in millions)
----------------------------------------------------------------------------------------------------------------------------

Prepaid benefit cost                                $ 14.1       $ 13.2                $  -     $    -
Accrued benefit cost                                 (14.2)          -                 (24.7)     (19.2)
Intangible assets                                       -            -                   5.3         -
Accumulated other comprehensive income                14.2           -                   1.1         -
----------------------------------------------------------------------------------------------------------------------------
Net amount recognized                                 14.1         13.2                (18.3)     (19.2)
----------------------------------------------------------------------------------------------------------------------------

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.  Employees' and Agents' Benefit Plans, continued


                                                                                                 December 31,
Pension Benefits:                                                                        2004                           2003
(in millions)
-----------------------------------------------------------------------------------------------------------------------------

Projected benefit obligation                                                         $  91.8                          $ 75.5
Accumulated benefit obligation                                                          75.3                            59.0
Fair value of plan assets                                                               75.2                            62.5
-----------------------------------------------------------------------------------------------------------------------------


Additonal Information:


(in millions)                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2004                 2003                 2004             2003

-------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in minimum liability
 included in other comprehensive income, net of tax            $ 9.3               $ (5.9)               $ 0.7          $ (0.6)

Net periodic benefit cost                                        6.3                  6.0                  6.4             5.6
-------------------------------------------------------------------------------------------------------------------------------


Weighted-average  assumptions used to determine  benefit obligations at December
31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2004                 2003                 2004             2003

-------------------------------------------------------------------------------------------------------------------------------

Discount rate                                                 6.15%                6.50%                5.80%            6.25%
Rate of compensation increase                                 4.00%                4.00%                4.00%            4.00%
-------------------------------------------------------------------------------------------------------------------------------

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:



                                                                      Pension Benefits                         Other Benefits
                                                     ------------------------------------     ---------------------------------
                                                               2004                 2003                2004             2003

-------------------------------------------------------------------------------------------------------------------------------

 Discount rate                                                6.50%                7.25%                6.25%            7.25%
 Expected long-term return on plan assets                     8.75%                9.00%                    -                -
 Rate of compensation increase                                4.00%                4.00%                4.00%            4.00%

-------------------------------------------------------------------------------------------------------------------------------


The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Employees' and Agents' Benefit Plans, continued




Assumed health care trend rates at December 31:
                                                                                                         2004             2003

-------------------------------------------------------------------------------------------------------------------------------

Health care trend rate assumed for next year                                                           12.50%           12.50%
Rate to which the cost trend rate is assumed to decline                                                 5.00%            5.00%
Year that the rate reaches the ultimate trend rate                                                       2015             2014

-------------------------------------------------------------------------------------------------------------------------------

Plan Assets

The pension plan weighted-average asset allocations at December 31, 2004 and 2003, by asset category, are 75 percent equity securities and 25 percent debt securities.

The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling five-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.



Contributions

The Company expects to contribute $5.6 million to its pension plan and $5.7 million to its other postretirement benefit plans in 2005.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:



                                                           Pension Benefits              Other Benefits
                                                   ---------------------------       ----------------------

(in millions)
-------------------------------------------------------------------------------------------------------------------------------
2005                                                        $   1.0                            $   0.7
2006                                                            1.3                                1.3
2007                                                            1.6                                1.3
2008                                                            2.0                                1.3
2009                                                            2.5                                1.4
Years 2010-2014                                                22.5                                7.7
-------------------------------------------------------------------------------------------------------------------------------

401(k),  Profit Sharing Plans and Deferred Compensation

The Company has multiple defined contribution plans that are 401(k) salary reduction/savings and profit sharing for plans for employees. In general, the profit sharing plan allows for quarterly contributions, covering employees who have completed one full calendar year of service, in amounts based upon the Company's financial results. Company contributions to the plan during 2004 and 2003 were $2.3 million and $2.7 million, respectively.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

8.   Employees' and Agents' Benefit Plans, continued

The Company has a defined contribution pension plan and a 401(k) plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of 3.0 percent of defined commissions is made to a 401(k) plan. Company contributions expensed for these plans were $.9 million for both 2004 and 2003.

The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.6 million and $6.7 million for 2004 and 2003, respectively.


9.   Federal Income Taxes

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:



Years ended December 31                                                                  2004     (in millions)         2003

-----------------------------------------------------------------------------------------------------------------------------

Income tax computed at statutory tax rate                                              $ 26.1                          $ 27.4
    Tax-exempt income                                                                    (0.3)                           (0.5)
    Dividends received deduction                                                         (5.9)                           (8.6)
    Income tax paid on behalf of separate accounts                                         -                              0.7
    Other                                                                                (1.7)                           (2.3)

-----------------------------------------------------------------------------------------------------------------------------

    Income tax expense                                                                 $ 18.2                          $ 16.7

-----------------------------------------------------------------------------------------------------------------------------


The components of the provision for income taxes on earnings included current tax expense (benefit) of $19.8 million and ($15.6) million for the years ended
December 31, 2004 and 2003, respectively, and deferred tax expense (benefit) of ($1.6) million and $32.3 million for the years ended December 31, 2004 and 2003, respectively.

Deferred income tax assets (liabilities) as of December 31                               2004    (in millions)           2003

-------------------------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs                                                    $ (185.2)                        $ (179.7)
Investments                                                                              (4.4)                            (4.9)
Insurance liabilities                                                                   112.4                             97.3
Deferred gain on indemnity reinsurance                                                   24.9                             27.2
Minimum pension liability                                                                 5.4                              -
Unrealized appreciation of securities                                                   (69.7)                           (82.6)
Other                                                                                     3.0                             9.2

-------------------------------------------------------------------------------------------------------------------------------

    Deferred income tax liabilities                                                  $ (113.6)                        $ (133.5)

-------------------------------------------------------------------------------------------------------------------------------


Federal income taxes paid (recovered) were ($.1) million and $7.9 million in 2004 and 2003, respectively. Current tax recoverables were $3.2 million and $22.6 million at December 31, 2004 and 2003, respectively.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continued

10.  Reinsurance

The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:



Years ended December 31                                                                 2004     (in millions)           2003

------------------------------------------------------------------------------------------------------------------------------

Direct statutory premiums                                                          $ 2,042.8                        $ 1,921.8
Reinsurance premiums assumed                                                           490.0                            602.9
Reinsurance premiums ceded                                                            (620.9)                          (670.6)

------------------------------------------------------------------------------------------------------------------------------

    Net statutory premiums                                                           1,911.9                          1,854.1

------------------------------------------------------------------------------------------------------------------------------

    Reinsurance recoveries                                                           $ 375.3                          $ 327.4

------------------------------------------------------------------------------------------------------------------------------


The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Eight reinsurers account for approximately 89 percent of the Company's December 31, 2004, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $133 million at December 31, 2004 compared to $177 million at December 31, 2003. The Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2004 or 2003 related to the September 11th tragedy.

11. Surplus Notes, Notes Payable and Lines of Credit

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2004 and 2003 was $5.8 million in each year.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

11. Surplus Notes, Notes Payable and Lines of Credit, continued

The Company has available a $100 million line of credit facility. This line of credit expires on September 6, 2006 and allows the Company to borrow at an interest rate of one-half (1/2) percent over prime or Eurodollar Rate. No amounts have been drawn as of December 31, 2004. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $33.9 million as of December 31, 2004.

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments began in 2004 and totaled $14.4 million.

Surplus Notes and Senior Notes:




                                                                                        2004 (in millions)          2003

-------------------------------------------------------------------------------------------------------------------------

Senior notes, 7%, due 2033                                                           $ 200.0                     $ 200.0
Surplus notes, 7.75%, due 2026                                                          75.0                        75.0
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                  $ 275.0                     $ 275.0
-------------------------------------------------------------------------------------------------------------------------


12.  Commitments and Contingencies


Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

13.  Statutory Information

AUL, State Life, PML and CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

13. Statutory Information, continued

A reconciliation of SAP surplus to GAAP equity at December 31 follows:



At December 31                                                                2004     (in millions)          2003

-------------------------------------------------------------------------------------------------------------------

    SAP surplus                                                            $ 729.9                         $ 718.7
    Deferred policy acquisition costs                                        598.3                           572.3
    Adjustments to policy reserves                                          (140.8)                         (150.8)
    Asset valuation and interest maintenance reserves                         81.0                            76.8
    Unrealized gain on invested assets, net                                  127.4                           152.5
    Surplus notes                                                            (75.0)                          (75.0)
    Deferred gain on indemnity reinsurance                                   (93.3)                          (98.7)
    Deferred income taxes                                                    (70.1)                          (70.1)
    Other, net                                                                24.9                            35.4

-------------------------------------------------------------------------------------------------------------------

    GAAP equity                                                          $ 1,182.3                       $ 1,161.1

-------------------------------------------------------------------------------------------------------------------



A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:



Years ended December 31                                                                2004      (in millions)           2003

------------------------------------------------------------------------------------------------------------------------------

    SAP net income                                                                   $ 30.5                           $  55.8
    Deferred policy acquisition costs                                                  26.1                              44.4
    Adjustments to policy reserves                                                      1.5                             (12.1)
    Deferred income taxes                                                               0.5                             (32.3)
    Other, net                                                                         (2.3)                              5.7

------------------------------------------------------------------------------------------------------------------------------

    GAAP net income                                                                  $ 56.3                            $ 61.5

------------------------------------------------------------------------------------------------------------------------------

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $34.5 million and $30.5 million at December 31, 2004 and 2003, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid a $14 million dividend to OneAmerica in 2004, no such distribution was made in 2003. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $71 million in 2005.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

14.  Fair Value of Financial Instruments

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and policy loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

OneAmerica Financial Partners, Inc.
Notes to Consolidated Financial Statements, continue

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2004 and 2003, follow:


                                                                             2004                             2003
(in millions)                                              Carrying Amount     Fair Value      Carrying Amount     Fair Value

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Fixed maturity securities - available-for-sale:                   $ 5,397.0       $ 5,397.0         $ 5,199.8         $ 5,199.8
Equity securities                                                      41.4            41.4              40.7              40.7
Mortgage loans                                                      1,308.7         1,411.7           1,323.2           1,448.5
Policy loans                                                          166.6           166.6             169.1             169.1
Surplus notes and notes payable                                       275.0           295.4             275.0             283.6
Short-term & other invested assets                                     23.2            23.2              18.9              18.9

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      PART C: Other Information

Item 26.Exhibits

(a)     Board of Directors Resolutions.

        1. Resolution of the Board of Directors of the Depositor dated July 10, 1997 concerning AUL American Individual Variable Life Unit Trust(1)

(b)     Custodian Agreements.

          Not Applicable.

(c)     Underwriting Contracts.

        1. Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc.(8)

        2.     Schedule of Sales Commissions.(5)

(d)     Contracts.

        1.     Form of Modified Single Premium Variable Life Insurance Policy(4)

        2.     Form of Last Survivor Rider(1)

        3.     Form of Waiver of Monthly Deduction Disability(1)

        4.     Form of Guaranteed Insurability Option(1)

        5.     Form of Children's Insurance Benefit Rider(1)

        6.     Form of Other Insured Level Term Insurance Rider(1)

        7.     Form of Waiver of Premium Disability Benefit Rider(1)

        8.     Form of Automatic Increase Rider(1)

        9.     Form of Guaranteed Death Benefit Rider(1)

        10.    Form of Accelerated Benefit Rider(1)

        11.    Form of Joint First-to-Die Level Term Insurance Rider(1)

        12.    Form of Long Term Care Accelerated Death Benefit Rider(6)

        13. Form of Long Term Care Joint First-to-Die Accelerated Death Benefit Rider(6)

(e)     Applications.

        1. Form of Application for Flexible Premium Adjustable Variable Life Insurance Policy(7)

(f)     Depositor's Certificate of Incorporation and By-Laws.

        1. Certification of Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company(5)

        2. Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company(5)

        3. Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(11)

        4. Second Amended and Restated Bylaws of American United Life Insurance Company(R)(11)

(g)     Reinsurance Contracts.

               Not Applicable.

(h)     Participation Agreements.

        1. Form of Participation Agreement between American United Life Insurance Company(R) and Alger American Fund (5)

        2.     Form of  Participation  Agreement  between  American  United Life
               Insurance Company(R) and American Century Variable Portfolios, Inc. (5)

        3. Form of Participation Agreement between American United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund (5)

        4. Form of Participation Agreement between American United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund II (5)

        5. Form of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (5)

        6. Form of Participation Agreement between American United Life Insurance Company(R) and INVESCO Variable Investment Funds, Inc.
               (7)

        7. Form of Participation Agreement between American United Life Insurance Company(R) and Janus Aspen Series (9)

        8. Form of Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series Fund (9)

        9. Form of Participation Agreement between American United Life Insurance Company(R) and SAFECO Resource Series Trust (9)

       10. Form of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Fixed Income Series, Inc. (9)

       11. Form of Amendment to the Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series Fund (10)

       12. Form of Participation Agreement between American United Life Insurance Company(R) and Neuberger Berman Advisers Management Trust (10)

       13. Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds (11)

       14.     Form of  Participation  Agreement  between  American  United Life
               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and
               Dreyfus Variable Investment Fund (11)

       15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance
               Company(R)(12)

       16 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R)(12)

       17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc.(12)

       18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company(R) and Thornburg Investment Management, Inc.(12)

       19 Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan(12)

       20 Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund(12)

(i)     Administrative Contracts.

               Not Applicable.

(j)     Other Material Contracts.

               Not Applicable.

(k)     Legal Opinion.

        1.     Opinion  and  consent of legal  officer of  American  United Life
               Insurance   Company(R)   as  to  legality   of   Policies   being
               registered (2)

(l)     Actuarial Opinion.

        1.     Opinion of Actuary (3)

(m)     Calculation.

               Not Applicable.

(n)     Other Opinions.

        1.     Consent of Dechert Price & Rhoads (2)


        2.     Consent of Independent Auditors (12)


        3.     Powers of Attorney (10)

(o)     Omitted Financial Statements.

               Not Applicable.

(p)     Initial Capital Agreements.

               Not Applicable.

(q)     Redeemability Exemption.

        1.     Memorandum   describing   issuance,   transfer   and   redemption
               procedures.(1)

--------------------

(1) Incorporated herein by reference from the Registration Statement for the Flexible Premium Adjustable Variable Life Insurance Policy funded by AUL American Individual Variable Life Unit Trust (File No. 333-32531) filed with the Securities and Exchange Commission on July 31, 1997.

(2) Filed with the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-32553) on November 18, 1997. (File No. 333-32531) on July 31, 1997.

(3) Incorporated herein by reference from the Pre-Effective Amendment No. 1 to the Registration Statement for the Flexible Premium Adjustable Variable Life Insurance Policy funded by AUL American Individual
          Variable Life Unit Trust (File No. 333-32531) filed with the Securities and Exchange Commission on November 18, 1997.

(4) Filed with the Registrant's initial registration statement on Form S-6 (File No. 333-32553) on July 31, 1997.

(5) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-32553) on April 30, 1998.

(6) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 333-32553) on March 2, 1999.

(7) Filed with the Registrant's Post-effective Amendment No. 6 (File 333-32531) on August 28, 2001.

(8) Filed with the Registrant's Post-effective Amendment No. 7 (File 333-32531) on April 30, 2002.

(9) Filed with the Registrant's Post-effective Amendment No. 8 (File 333-32531) on February 28, 2003.

(10) Filed with the Registrant's Post-effective Amendment No. 9 (File 333-32531) on April 30, 2003.

(11) Filed with the Registrant's Post-effective Amendment No. 10 (File 333-32531) on April 28, 2004.

(12) Filed with the Registrant's Post-effective Amendment No. 11 (File 333-32531) on April 29, 2005.

Item 27. Directors and Officers of the Depositor

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant.


AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN UNIT TRUST (File No. 811-5929) and AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. In 2002, Kentucky Investors, Inc., a Kentucky corporation, purchased 400,000 shares of CNLI's preferred stock. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") Integra, is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

LFS REINSURANCE CO., LTD. ("LFS") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a subsidiary of its parent, Lendmark Financial Services Inc. On June 29, 2004, AUL invested $400,000 and received 1,325 shares of preferred stock in LFS, until then a wholly-owned subsidiary of Lendmark Financial Services Inc. As a result of this transaction, AUL has acquired a 21.72% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $2,500,000 and received 26,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850), was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of February 7, 2005, there are 620 million authorized shares; currently, 602 million shares have been allocated and issued. AUL owns 0.00 percent of Equity, 0.00 percent of Bond, 0.00 percent of Managed and 0.00 percent of Money Market shares as of December 31, 2004. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2004, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2004, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company. This entity also acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT,   AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE  UNIT  TRUST  (File  No.
811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by AUMIHC and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.


Item 29. Indemnification.

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 30. Principal Underwriters.

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------


          R. Dempsey Adkins                       Director

          Nicholas A. Filing                      Chairman of the Board and President;
                                                   Director

          Constance E. Lund                       Treasurer; Director

          James M. Kellett                        Vice President, Individual Marketing
                                                   Services; Director

          John C. Swhear                          Secretary

          Rachel F. Tomasek                       Vice President, Operations

          Joseph M. Urban                         Chief Compliance Officer and Financial Operations
                                                   Principal

          William F. Yoerger                      Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations

------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282



     c.   Not Applicable.

Item 31. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 32. Management Services.

There are no management-related service contracts not discussed in Part A or Part B.

Item 33. Fee Representation.

The Registrant represents that the aggregate fees and charges deducted under the variable life contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.



                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City City of Indianapolis, and the State of Indiana, on the 29th day of April, 2005.


                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  __________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO


                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                             (Depositor)

                               By:  __________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO




* By:      /s/ John C. Swhear
       __________________________________________
       John C. Swhear as attorney-in-fact

Date: April 29, 2005

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                     Date
---------                           -----                     ----

_______________________________     Director, Chief            April 29, 2005
J. Scott Davison*                   Financial Officer


_______________________________     Director                   April 29, 2005
Constance E. Lund*


_______________________________     Director                   April 29, 2005
Dayton H. Molendorp*


_______________________________     Director                   April 29, 2005
Mark C. Roller*


_______________________________     Director                   April 29, 2005
G. David Sapp*


_______________________________     Director                   April 29, 2005
Thomas M. Zurek*




    /s/ John C. Swhear
___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  April 29, 2005


                               EXHIBITS FILED WITH
                                    FORM N-6


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)


Exhibit Number in
Form N-6, Item 27                   Name of Exhibit
-----------------                   ---------------

  (h)(15) Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R)

  (h)(16) Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R)

  (h)(17) Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc.

  (h)(18) Form of Addendum to the Account Services Agreement between American United Life Insurance Company(R) and Thornburg Investment Management, Inc.

  (h)(19) Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan

  (h)(20) Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund

  (n)(2)                            Consent of Independent Auditors